UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM QMA Commodity Strategies Fund, PGIM QMA Mid-Cap Core Equity Fund and PGIM QMA US Broad Market Index Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2020

Date of reporting period:	1/31/2020

Item 1 – Reports to Stockholders

PGIM Jennison Small-Cap Core Equity Fund

PGIM Core Conservative Bond Fund

PGIM TIPS Fund

PGIM QMA Commodity Strategies Fund

PGIM QMA Mid-Cap Core Equity Fund

PGIM QMA US Broad Market Index Fund

SEMIANNUAL REPORT

JANUARY 31, 2020

PGIM Day One Underlying Funds

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. Jennison Associates LLC is a registered investment adviser. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/20 Six Months* (%)	Average Annual Total Returns as of 1/31/20
		One Year (%)	Since Inception (%)
Fund	2.96	10.95	9.13 (11/15/16)
Russell 2000 Index
	3.26	9.21	7.95

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Russell 2000 Index—The Russell 2000 Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Day One Underlying Funds	3

PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM Jennison Small-Cap Core Equity Fund
Ten Largest Holdings	Line of Business	% of Net Assets
Performance Food Group Co.	Food & Staples Retailing	2.0%
Mobile Mini, Inc.	Commercial Services & Supplies	1.9%
Summit Materials, Inc. (Class A Stock)	Construction Materials	1.9%
HubSpot, Inc.	Software	1.7%
Saia, Inc.	Road & Rail	1.7%
NextEra Energy Partners LP	Independent Power & Renewable Electricity Producers	1.6%
Rexnord Corp.	Machinery	1.5%
Pinnacle Financial Partners, Inc.	Banks	1.5%
Steven Madden Ltd.	Textiles, Apparel & Luxury Goods	1.4%
BankUnited, Inc.	Banks	1.4%

Holdings reflect only long-term investments and are subject to change.

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PGIM Core Conservative Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/20 Six Months* (%)	Average Annual Total Returns as of 1/31/20
		One Year (%)	Since Inception (%)
Fund	4.11	9.38	3.77 (11/15/16)
Bloomberg Barclays US Aggregate Bond Index
	4.20	9.64	4.49

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Credit Quality expressed as a percentage of total investments as of 1/31/20 (%)
AAA	72.1
AA	4.5
A	13.7
BBB	9.2
Cash/Cash Equivalents	0.5
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. Credit ratings are subject to change.

PGIM Day One Underlying Funds	5

PGIM TIPS Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/20 Six Months* (%)	Average Annual Total Returns as of 1/31/20
		One Year (%)	Since Inception (%)
Fund	3.86	8.97	3.25 (11/15/16)
Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index
	3.92	9.24	3.79

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index—The Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Credit Quality expressed as a percentage of total investments as of 1/31/20 (%)
AAA	99.8
Cash/Cash Equivalents	0.2
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. Credit ratings are subject to change.

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PGIM QMA Commodity Strategies Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/20 Six Months* (%)	Average Annual Total Returns as of 1/31/20
		One Year (%)	Since Inception (%)
Fund	-3.78	-4.59	-1.63 (11/15/16)
Bloomberg Commodity Index
	-4.39	-5.38	-2.71

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Bloomberg Commodity Index—The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME).

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Day One Underlying Funds	7

PGIM QMA Commodity Strategies Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM QMA Commodity Strategies Fund
Ten Largest Commodities Future Exposure Holdings	% of Net Assets
Gold 100 OZ	12.5%
WTI Crude	8.8%
Natural Gas	8.1%
Copper	7.4%
Brent Crude	6.0%
Live Cattle	5.3%
LME Zinc	5.1%
Corn	4.8%
Soybean	4.0%
Silver	3.5%

Holdings reflect only long-term investments and are subject to change.

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PGIM QMA Mid-Cap Core Equity Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/20 Six Months* (%)	Average Annual Total Returns as of 1/31/20
		One Year (%)	Since Inception (%)
Fund	3.44	8.34	6.79 (11/17/16)
S&P MidCap 400 Index
	2.95	11.27	8.59

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

S&P MidCap 400 Index—The S&P MidCap 400 Index is designed to measure the performance of 400 mid-sized companies in the US.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Day One Underlying Funds	9

PGIM QMA Mid-Cap Core Equity Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM QMA Mid-Cap Core Equity Fund
Ten Largest Holdings	Line of Business	% of Net Assets
iShares Core S&P Mid-Cap ETF	Exchange-Traded Fund	4.2%
West Pharmaceutical Services, Inc.	Health Care Supplies	1.1%
Teradyne, Inc.	Semiconductor Equipment	1.0%
Alleghany Corp.	Reinsurance	1.0%
Camden Property Trust, real estate investment trust (REIT)	Residential REITs	1.0%
SYNNEX Corp.	Technology Distributors	1.0%
Jones Lang LaSalle, Inc.	Real Estate Services	1.0%
UGI Corp.	Gas Utilities	0.9%
Charles River Laboratories International, Inc.	Life Sciences Tools & Services	0.9%
Manhattan Associates, Inc.	Application Software	0.9%

Holdings reflect only long-term investments and are subject to change.

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PGIM QMA US Broad Market Index Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/20 Six Months* (%)	Average Annual Total Returns as of 1/31/20
		One Year (%)	Since Inception (%)
Fund	8.69	20.47	14.32 (11/17/16)
S&P Composite 1500 Index
	8.72	20.56	14.44

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

S&P Composite 1500 Index—The S&P Composite 1500® Index is an unmanaged index of stocks of 1,500 US companies, with market capitalizations ranging from small to large. The SP Composite 1500 Index is a combination of three leading US stock indices: The S&P 500 Index (which measures the performance of US Large Cap stocks), the S&P MidCap 400 Index (which measures the performance of Mid Cap stocks) and the S&P 600 Index (which measures the performance of US Small Cap stocks) and gives an indication of how the broad US stock market has performed. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Day One Underlying Funds	11

PGIM QMA US Broad Market Index Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM QMA US Broad Market Index Fund
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	4.2%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.1%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.7%
iShares Core S&P 500 ETF	Exchange-Traded Funds	2.5%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.5%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.4%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.4%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.4%
JPMorgan Chase & Co.	Banks	1.4%
Johnson & Johnson	Pharmaceuticals	1.3%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small-Cap Core Equity Fund	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,029.60	0.95%	$4.85
Hypothetical	$1,000.00	$1,020.36	0.95%	$4.82

PGIM Day One Underlying Funds	13

Fees and Expenses (continued)

PGIM Core Conservative Bond Fund	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,041.10	0.50%	$2.57
Hypothetical	$1,000.00	$1,022.62	0.50%	$2.54

PGIM TIPS Fund	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,038.60	0.40%	$2.05
Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

PGIM QMA Commodity Strategies Fund	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$962.20	0.89%	$4.39
Hypothetical	$1,000.00	$1,020.66	0.89%	$4.52

PGIM QMA Mid-Cap Core Equity Fund	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,034.40	0.85%	$4.35
Hypothetical	$1,000.00	$1,020.86	0.85%	$4.32

PGIM QMA US Broad Market Index Fund	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,086.90	0.20%	$1.05
Hypothetical	$1,000.00	$1,024.13	0.20%	$1.02

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2020, and divided by 366 days in each Fund’s fiscal year ending July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

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Glossary

The following abbreviations are used in the Funds' descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

Aces—Alternative Credit Enhancements Securities BABs—Build America Bonds CVR—Contingent Value Rights ETF—Exchange-Traded Fund FHLMC—Federal Home Loan Mortgage Corporation GMTN—Global Medium Term Note LME—London Metal Exchange

MTN—Medium Term Note

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending REITs—Real Estate Investment Trust

S&P—Standard & Poor's

SPDR—Standard & Poor's Depositary Receipts

Strips—Separate Trading of Registered Interest and Principal of Securities TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities ULSD—Ultra-Low Sulfur Diesel WTI—West Texas Intermediate

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description		Shares	Value
LONG-TERM INVESTMENTS 96.2%
COMMON STOCKS
Auto Components	0.3%
Stoneridge, Inc.*		1,976	$55,051
Banks 10.8%
Ameris Bancorp		6,501	261,275
Atlantic Union Bankshares Corp.		3,990	134,423
BankUnited, Inc.		8,410	277,530
Brookline Bancorp, Inc.		5,740	87,248
Byline Bancorp, Inc.		6,332	122,208
East West Bancorp, Inc.		5,919	271,327
Enterprise Financial Services Corp.		828	36,026
First Bancorp/Southern Pines NC		5,417	192,195
First Foundation, Inc.		4,644	76,626
Pinnacle Financial Partners, Inc.		4,846	286,205
Renasant Corp.		3,936	125,677
Seacoast Banking Corp. of Florida*		1,356	36,815
Wintrust Financial Corp.		2,851	180,411
			2,087,966
Beverages 0.4%
MGP Ingredients, Inc.		2,234	76,090
Biotechnology 4.2%
Amicus Therapeutics, Inc.*		11,833	104,604
Apellis Pharmaceuticals, Inc.*		2,712	111,490
Emergent BioSolutions, Inc.*		2,618	144,225
Immunomedics, Inc.*		4,296	79,777
Ligand Pharmaceuticals, Inc.*		557	48,910
Madrigal Pharmaceuticals, Inc.*		442	36,695
Mirati Therapeutics, Inc.*		895	77,713
Natera, Inc.*		4,677	163,742
Turning Point Therapeutics, Inc.*		929	54,346
			821,502
Building Products	2.0%
Armstrong World Industries, Inc.		789	79,160
JELD-WEN Holding, Inc.*		6,023	143,829
PGT Innovations, Inc.*		2,582	40,021
Trex Co., Inc.*		1,249	122,702
			385,712

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description		Shares	Value
COMMON STOCKS (Continued)
Capital Markets	3.0%
Assetmark Financial Holdings, Inc.*		2,074	$60,830
Brightsphere Investment Group, Inc.		13,379	123,221
Focus Financial Partners, Inc. (Class A Stock)*		1,990	56,217
Houlihan Lokey, Inc.		3,056	158,454
Moelis & Co. (Class A Stock)		4,201	151,236
Sculptor Capital Management, Inc.		1,704	39,090
			589,048
Chemicals 1.7%
Ferro Corp.*		3,893	53,256
PolyOne Corp.		8,114	269,223
			322,479
Commercial Services & Supplies 2.5%
Harsco Corp.*		5,640	84,036
Healthcare Services Group, Inc.		1,606	41,113
Mobile Mini, Inc.		8,763	365,768
			490,917
Construction & Engineering 1.1%
Construction Partners, Inc. (Class A Stock)*		3,425	57,472
Great Lakes Dredge & Dock Corp.*		14,152	148,171
			205,643
Construction Materials	1.9%
Summit Materials, Inc. (Class A Stock)*		16,369	359,627
Diversified Telecommunication Services 1.3%
Bandwidth, Inc. (Class A Stock)*		3,505	248,715
Electric Utilities	1.3%
El Paso Electric Co.		1,393	94,849
PNM Resources, Inc.		2,940	159,436
			254,285
Electrical Equipment	0.5%
Thermon Group Holdings, Inc.*		3,736	88,543

See Notes to Financial Statements.

PGIM Day One Underlying Funds 17

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components	0.6%
nLight, Inc.*	6,538	$114,873
Energy Equipment & Services 0.8%
Cactus, Inc. (Class A Stock)	5,296	152,631
Entertainment	0.4%
IMAX Corp.*		5,065	83,775
Equity Real Estate Investment Trusts (REITs) 8.3%
Columbia Property Trust, Inc.		8,990	189,689
Cousins Properties, Inc.		5,791	237,026
Gaming & Leisure Properties, Inc.		3,116	147,246
Independence Realty Trust, Inc.		13,560	198,925
National Storage Affiliates Trust		5,759	196,670
Pebblebrook Hotel Trust		4,657	110,464
QTS Realty Trust, Inc. (Class A Stock)		4,760	270,749
Retail Opportunity Investments Corp.		9,140	151,450
Summit Hotel Properties, Inc.		9,265	102,749
			1,604,968
Food & Staples Retailing 2.0%
Performance Food Group Co.*		7,663	396,867
Food Products	2.1%
Adecoagro SA (Brazil)*		13,627	101,794
Darling Ingredients, Inc.*		9,663	262,157
Freshpet, Inc.*		794	49,927
			413,878
Health Care Equipment & Supplies		2.8%
Glaukos Corp.*		2,660	149,625
Integra LifeSciences Holdings Corp.*		2,727	150,094
Silk Road Medical, Inc.*		2,439	113,511
Tandem Diabetes Care, Inc.*		1,613	122,653
			535,883
Health Care Providers & Services		2.0%
Acadia Healthcare Co., Inc.*		4,677	150,272
Guardant Health, Inc.*		710	53,988

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description			Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont'd.)
HealthEquity, Inc.*			1,391	$91,890
Premier, Inc. (Class A Stock)*			2,362	82,127
				378,277
Health Care Technology 2.6%
Livongo Health, Inc.*			5,141	124,207
Phreesia, Inc.*			691	21,421
Tabula Rasa HealthCare, Inc.*(a)			2,615	151,853
Teladoc Health, Inc.*			2,055	209,014
				506,495
Hotels, Restaurants & Leisure		3.2%
Penn National Gaming, Inc.*			6,183	184,439
Planet Fitness, Inc. (Class A Stock)*			2,265	182,989
Texas Roadhouse, Inc.			1,565	97,813
Wingstop, Inc.			1,683	156,132
				621,373
Independent Power & Renewable Electricity Producers			1.6%
NextEra Energy Partners LP			5,373	305,025
Insurance	1.6%
Axis Capital Holdings Ltd.			1,719	110,446
Goosehead Insurance, Inc. (Class A Stock)(a)			3,294	171,881
ProSight Global, Inc.*			2,165	31,327
				313,654
Interactive Media & Services		0.1%
Eventbrite, Inc. (Class A Stock)*			1,078	22,800
IT Services	1.9%
Evo Payments, Inc. (Class A Stock)*			3,124	86,566
InterXion Holding NV (Netherlands)*			2,299	200,082
LiveRamp Holdings, Inc.*			1,954	78,629
				365,277

See Notes to Financial Statements.

PGIM Day One Underlying Funds 19

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description			Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services		0.8%
Syneos Health, Inc.*			2,565	$157,388
Machinery 5.9%
CIRCOR International, Inc.*			3,383	140,496
Enerpac Tool Group Corp.			7,127	164,705
Gardner Denver Holdings, Inc.*			2,484	87,710
Hillenbrand, Inc.			1,074	31,178
Kennametal, Inc.			1,110	34,732
Mueller Water Products, Inc. (Class A Stock)			7,952	92,641
NN, Inc.			6,136	52,954
Rexnord Corp.*			9,080	296,462
Trinity Industries, Inc.			5,297	107,688
Welbilt, Inc.*			8,861	133,712
				1,142,278
Media 0.8%
Cardlytics, Inc.*			1,891	158,693
Metals & Mining	0.6%
Mayville Engineering Co., Inc.*			6,048	46,025
Sandstorm Gold Ltd. (Canada)*			9,979	68,456
				114,481
Mortgage Real Estate Investment Trusts (REITs)			1.4%
MFA Financial, Inc.			33,770	263,406
Oil, Gas & Consumable Fuels		1.2%
WPX Energy, Inc.*			20,187	241,235
Pharmaceuticals	3.2%
Horizon Therapeutics PLC*			7,367	254,088
Intersect ENT, Inc.*			5,999	155,014
Prestige Consumer Healthcare, Inc.*			3,067	124,397
Revance Therapeutics, Inc.*			4,264	95,386
				628,885

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Professional Services 1.7%
Huron Consulting Group, Inc.*	1,718	$111,343
Korn Ferry	5,508	225,718
		337,061
Road & Rail	1.7%
Saia, Inc.*		3,798	330,806
Semiconductors & Semiconductor Equipment		4.2%
Brooks Automation, Inc.		4,100	156,128
Inphi Corp.*		3,007	228,412
MaxLinear, Inc.*		6,506	126,802
Monolithic Power Systems, Inc.		970	166,035
Tower Semiconductor Ltd. (Israel)*		5,831	129,331
			806,708
Software	8.3%
Appfolio, Inc. (Class A Stock)*		502	65,983
CyberArk Software Ltd.*		1,987	274,663
Everbridge, Inc.*		1,787	161,973
HubSpot, Inc.*		1,835	332,025
LivePerson, Inc.*		1,469	60,244
Proofpoint, Inc.*		2,217	272,270
Q2 Holdings, Inc.*		2,178	189,900
Varonis Systems, Inc.*		2,882	241,108
			1,598,166
Specialty Retail 3.7%
Boot Barn Holdings, Inc.*		4,661	195,622
Five Below, Inc.*		1,496	169,377
Hudson Ltd. (Class A Stock)*		8,565	93,958
Monro, Inc.		2,310	144,837
National Vision Holdings, Inc.*		3,086	105,295
			709,089

See Notes to Financial Statements.

PGIM Day One Underlying Funds 21

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods	1.7%
Kontoor Brands, Inc.	1,462	$55,760
Steven Madden Ltd.	7,230	278,789
		334,549
TOTAL LONG-TERM INVESTMENTS
(cost $15,652,397)		18,624,099
SHORT-TERM INVESTMENTS 5.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	818,458	818,458
PGIM Institutional Money Market Fund
(cost $310,303; includes $309,582 of cash collateral for securities on
loan)(b)(w)	310,277	310,339
TOTAL SHORT-TERM INVESTMENTS
(cost $1,128,761)		1,128,797
TOTAL INVESTMENTS 102.0%
(cost $16,781,158)		19,752,896
Liabilities in excess of other assets	(2.0)%	(383,857)
NET ASSETS 100.0%		$19,369,039

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*Non-income producing security.

(a)All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $306,933; cash collateral of $309,582 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Auto Components . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$55,051	$—	$—
Banks . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,087,966	—	—
Beverages . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	76,090	—	—
Biotechnology. . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	821,502	—	—
Building Products . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	385,712	—	—
Capital Markets . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	589,048	—	—
Chemicals . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	322,479	—	—
Commercial Services & Supplies. . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	490,917	—	—
Construction & Engineering . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	205,643	—	—
Construction Materials . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	359,627	—	—
Diversified Telecommunication Services . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	248,715	—	—
Electric Utilities . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	254,285	—	—
Electrical Equipment . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	88,543	—	—
Electronic Equipment, Instruments & Components . . . . . . . . . . . . . . . . . . . . . . . . . .	114,873	—	—
Energy Equipment & Services . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	152,631	—	—
Entertainment . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	83,775	—	—
Equity Real Estate Investment Trusts (REITs). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,604,968	—	—
Food & Staples Retailing . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	396,867	—	—
Food Products. . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	413,878	—	—
Health Care Equipment & Supplies. . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	535,883	—	—
Health Care Providers & Services . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	378,277	—	—
Health Care Technology . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	506,495	—	—
Hotels, Restaurants & Leisure . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	621,373	—	—
Independent Power & Renewable Electricity Producers . . . . . . . . . . . . . . . . . . . . . . .	305,025	—	—
Insurance . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	313,654	—	—
Interactive Media & Services . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,800	—	—
IT Services . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	365,277	—	—
Life Sciences Tools & Services . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	157,388	—	—
Machinery . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,142,278	—	—
Media . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	158,693	—	—
Metals & Mining . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	114,481	—	—
Mortgage Real Estate Investment Trusts (REITs). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	263,406	—	—
Oil, Gas & Consumable Fuels . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	241,235	—	—
Pharmaceuticals . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	628,885	—	—
Professional Services . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	337,061	—	—
Road & Rail. . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	330,806	—	—
Semiconductors & Semiconductor Equipment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	806,708	—	—
Software . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,598,166	—	—
Specialty Retail . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	709,089	—	—

See Notes to Financial Statements.

PGIM Day One Underlying Funds 23

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$334,549	$—	$—
Affiliated Mutual Funds . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,128,797	—	—

Total	$19,752,896	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Banks	10.8%	Chemicals	1.7%
Equity Real Estate Investment Trusts (REITs)	8.3	Insurance	1.6
Software	8.3	Independent Power & Renewable Electricity
Machinery	5.9	Producers	1.6
Affiliated Mutual Funds (1.6% represents		Mortgage Real Estate Investment Trusts (REITs)	1.4
investments purchased with collateral from		Electric Utilities	1.3
securities on loan)	5.8	Diversified Telecommunication Services	1.3
Biotechnology	4.2	Oil, Gas & Consumable Fuels	1.2
Semiconductors & Semiconductor Equipment	4.2	Construction & Engineering	1.1
Specialty Retail	3.7	Media	0.8
Pharmaceuticals	3.2	Life Sciences Tools & Services	0.8
Hotels, Restaurants & Leisure	3.2	Energy Equipment & Services	0.8
Capital Markets	3.0	Electronic Equipment, Instruments & Components	0.6
Health Care Equipment & Supplies	2.8	Metals & Mining	0.6
Health Care Technology	2.6	Electrical Equipment	0.5
Commercial Services & Supplies	2.5	Entertainment	0.4
Food Products	2.1	Beverages	0.4
Food & Staples Retailing	2.0	Auto Components	0.3
Building Products	2.0	Interactive Media & Services	0.1
Health Care Providers & Services	2.0
			102.0
IT Services	1.9
		Liabilities in excess of other assets	(2.0)
Construction Materials	1.9

			100.0%
Professional Services	1.7
Textiles, Apparel & Luxury Goods	1.7

Road & Rail	1.7

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(1)	Amount
Securities on Loan. .. . . . . . . . . . . . . . . . .	$306,933	$(306,933)	$—

(1) Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements. PGIM Day One Underlying Funds 25

PGIM Jennison Small-Cap Core Equity Fund

Statement of Assets & Liabilities	(unaudited)
as of January 31, 2020
Assets
Investments at value, including securities on loan of $306,933:
Unaffiliated investments (cost $15,652,397)	$18,624,099
Affiliated investments (cost $1,128,761)	1,128,797
Receivable for Fund shares sold	55,500
Receivable for investments sold	3,091
Dividends receivable	2,970
Prepaid expenses	537
Total Assets	19,814,994
Liabilities

Payable to broker for collateral for securities on loan

Payable for investments purchased

Accrued expenses and other liabilities

Management fee payable

Payable for Fund shares reacquired

Affiliated transfer agent fee payable

Payable to custodian

Total Liabilities

Net Assets

Net assets were comprised of:

Shares of beneficial interest, at par

Paid-in capital in excess of par

Total distributable earnings (loss)

Net assets, January 31, 2020

Class R6

Net asset value, offering price and redemption price per share,

($19,369,039 ÷ 1,592,519 shares of beneficial interest issued and outstanding)

309,582

84,102

46,019

4,833

1,326

86

7

445,955

$19,369,039

$1,593

16,734,859

2,632,587

$19,369,039

$12.16

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$98,555
Affiliated dividend income	7,910
Income from securities lending, net (including affiliated income of $377)	3,872
Total income	110,337
Expenses
Management fee	67,211
Custodian and accounting fees	28,095
Audit fee	12,321
Legal fees and expenses	8,509
Shareholders' reports	6,812
Trustees' fees	5,435
Transfer agent's fees and expenses (including affiliated expense of $242)	288
SEC registration fees	142
Registration fees	44
Miscellaneous	7,112
Total expenses	135,969
Less: Fee waiver and/or expense reimbursement	(50,836)
Net expenses	85,133
Net investment income (loss)	25,204
Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(22))	(93,278)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $31)	600,832
Net gain (loss) on investment transactions	507,554
Net Increase (Decrease) In Net Assets Resulting From Operations	$532,758

See Notes to Financial Statements.

PGIM Day One Underlying Funds 27

PGIM Jennison Small-Cap Core Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2020	July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,204	$11,700
Net realized gain (loss) on investment transactions	(93,278)	19,881
Net change in unrealized appreciation (depreciation) on investments	600,832	(421,266)

Net increase (decrease) in net assets resulting from operations	532,758	(389,685)
Dividends and Distributions
Distributions from distributable earnings
Class R6	—	(902,583)
Tax return of capital distributions
Class R6	—	(7,281)
Fund share transactions
Net proceeds from shares sold	1,969,065	2,868,025
Net asset value of shares issued in reinvestment of dividends and
distributions	—	909,864
Cost of shares reacquired	(504,058)	(1,265,404)

Net increase (decrease) in net assets from Fund share transactions	1,465,007	2,512,485

Total increase (decrease)	1,997,765	1,212,936
Net Assets:
Beginning of period	17,371,274	16,158,338

End of period	$19,369,039	$17,371,274

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited)

as of January 31, 2020

				Principal
		Interest	Maturity	Amount
Description		Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS	102.1%
ASSET-BACKED SECURITIES	0.4%
Credit Cards
Chase Issuance Trust,
Series 2012-A07, Class A7		2.160%	09/15/24	100	$101,618
Citibank Credit Card Issuance Trust,
Series 2018-A03, Class A3		3.290	05/23/25	100	105,692
TOTAL ASSET-BACKED SECURITIES
(cost $198,824)					207,310
COMMERCIAL MORTGAGE-BACKED SECURITIES		4.9%
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4		2.661	08/15/52	100	103,182
Benchmark Mortgage Trust,
Series 2018-B03, Class A3		3.746	04/10/51	30	32,382
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3		3.283(cc)	11/15/50	90	96,922
CD Mortgage Trust,
Series 2017-CD06, Class A3		3.104	11/13/50	40	41,969
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4		3.458	12/10/49	125	135,404
Series 2017-P08, Class A3		3.203	09/15/50	75	80,344
Commercial Mortgage Trust,
Series 2015-CR26, Class A4		3.630	10/10/48	55	59,660
Series 2015-PC01, Class A4		3.620	07/10/50	200	215,025
Series 2016-DC02, Class A5		3.765	02/10/49	25	27,365
CSAIL Commercial Mortgage Trust,
Series 2016-C07, Class A4		3.210	11/15/49	45	47,636
Fannie Mae-Aces,
Series 2016-M11, Class A2		2.369(cc)	07/25/26	75	77,284
Series 2017-M01, Class A2		2.497(cc)	10/25/26	40	41,637
FHLMC Multifamily Structured Pass-Through
Certificates,
Series K064, Class A2		3.224	03/25/27	100	108,475
Series K070, Class AM		3.364	12/25/27	25	27,400
Series K076, Class A2		3.900	04/25/28	90	102,453
Series K076, Class AM		3.900	04/25/28	50	56,767
Series K077, Class AM		3.850(cc)	05/25/28	10	11,324
Series K083, Class AM		4.030(cc)	10/25/28	25	28,700
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A3		3.763	03/10/52	125	138,041

See Notes to Financial Statements.

PGIM Day One Underlying Funds 29

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559%	08/15/49	20	$20,600
Series 2016-JP04, Class A3	3.393	12/15/49	125	135,012
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	70	72,985
Series 2016-C32, Class A3	3.459	12/15/49	125	135,499
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	125	134,597
UBS Commercial Mortgage Trust,
Series 2018-C09, Class ASB	4.090	03/15/51	60	66,692
Series 2018-C11, Class A3	4.312	06/15/51	75	83,264
Series 2018-C13, Class A3	4.069	10/15/51	200	226,707
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	134,821
Series 2017-C39, Class A3	2.878	09/15/50	100	103,702
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $2,357,003)				2,545,849
CORPORATE BONDS	25.9%
Aerospace & Defense	0.9%
Boeing Co. (The),
Sr. Unsec'd. Notes	2.250	06/15/26	35	34,846
Sr. Unsec'd. Notes	2.950	02/01/30	45	46,363
Sr. Unsec'd. Notes	3.100	05/01/26	10	10,455
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes	5.050	06/15/25	8	8,836
Gtd. Notes	5.400	02/01/27	2	2,273
General Dynamics Corp.,
Gtd. Notes	3.500	05/15/25	115	124,622
Lockheed Martin Corp.,
Sr. Unsec'd. Notes	2.900	03/01/25	55	57,907
Sr. Unsec'd. Notes	3.800	03/01/45	15	17,392
Northrop Grumman Corp.,
Sr. Unsec'd. Notes	4.750	06/01/43	25	31,542
Rockwell Collins, Inc.,
Sr. Unsec'd. Notes	3.500	03/15/27	75	81,817

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont'd.)
United Technologies Corp.,
Sr. Unsec'd. Notes	2.800%	05/04/24	45	$46,879
Sr. Unsec'd. Notes	4.125	11/16/28	20	23,033
				485,965
Agriculture 0.4%
Altria Group, Inc.,
Gtd. Notes	2.850	08/09/22	65	66,562
Gtd. Notes	4.800	02/14/29	25	28,345
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.215	09/06/26	25	25,820
Gtd. Notes	3.222	08/15/24	20	20,801
Gtd. Notes	3.557	08/15/27	20	20,970
Philip Morris International, Inc.,
Sr. Unsec'd. Notes	2.625	03/06/23	50	51,241
				213,739
Airlines 0.1%
Continental Airlines 2012-1 Class A Pass-Through
Trust,
Pass-Through Certificates	4.150	10/11/25	24	25,316
Delta Air Lines, Inc.,
Sr. Unsec'd. Notes	3.400	04/19/21	20	20,302
Sr. Unsec'd. Notes	3.625	03/15/22	20	20,580
				66,198
Auto Manufacturers 0.3%
Ford Motor Co.,
Sr. Unsec'd. Notes	6.375	02/01/29	10	11,096
Ford Motor Credit Co. LLC,
Sr. Unsec'd. Notes	3.664	09/08/24	10	10,156
Sr. Unsec'd. Notes	3.810	01/09/24	10	10,239
Sr. Unsec'd. Notes	4.134	08/04/25	55	56,370

See Notes to Financial Statements.

PGIM Day One Underlying Funds 31

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont'd.)
General Motors Co.,
Sr. Unsec'd. Notes	6.250%	10/02/43	5	$5,912
General Motors Financial Co., Inc.,
Gtd. Notes	4.000	01/15/25	80	84,804
				178,577
Banks 5.2%
Bank of America Corp.,
Sr. Unsec'd. Notes	3.419(ff)	12/20/28	152	163,137
Sr. Unsec'd. Notes, GMTN	3.593(ff)	07/21/28	35	37,982
Sr. Unsec'd. Notes, MTN	3.824(ff)	01/20/28	25	27,374
Sr. Unsec'd. Notes, MTN	3.970(ff)	03/05/29	100	111,457
Sub. Notes, MTN	4.000	01/22/25	30	32,492
Sub. Notes, Series L, MTN	3.950	04/21/25	45	48,721
Barclays PLC (United Kingdom),
Sr. Unsec'd. Notes	3.650	03/16/25	200	212,611
Citigroup, Inc.,
Sr. Unsec'd. Notes	2.666(ff)	01/29/31	50	50,637
Sr. Unsec'd. Notes	3.400	05/01/26	45	48,337
Sr. Unsec'd. Notes	3.668(ff)	07/24/28	175	190,534
Sr. Unsec'd. Notes	4.650	07/30/45	50	63,991
Sub. Notes	4.450	09/29/27	35	39,378
Deutsche Bank AG (Germany),
Sr. Unsec'd. Notes, Series D	5.000	02/14/22	50	52,371
Goldman Sachs Group, Inc. (The),
Sr. Unsec'd. Notes	3.691(ff)	06/05/28	210	227,876
HSBC Holdings PLC (United Kingdom),
Sr. Unsec'd. Notes	4.000	03/30/22	100	104,601
Sr. Unsec'd. Notes	4.875	01/14/22	115	121,710
JPMorgan Chase & Co.,
Sr. Unsec'd. Notes	2.739(ff)	10/15/30	5	5,140
Sr. Unsec'd. Notes	3.509(ff)	01/23/29	105	113,950
Sr. Unsec'd. Notes	3.875	02/01/24	25	26,936
Sr. Unsec'd. Notes	3.882(ff)	07/24/38	95	108,532
Sr. Unsec'd. Notes	3.900	07/15/25	10	10,964
Sr. Unsec'd. Notes	4.452(ff)	12/05/29	50	58,182
Sub. Notes	3.875	09/10/24	120	129,788
KeyBank NA,
Sub. Notes	3.900	04/13/29	50	55,351

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Banks (cont'd.)
Morgan Stanley,
Sr. Unsec'd. Notes	4.375%	01/22/47	55	$68,501
Sr. Unsec'd. Notes, GMTN	3.875	01/27/26	35	38,368
Sr. Unsec'd. Notes, GMTN	4.431(ff)	01/23/30	55	63,541
Sr. Unsec'd. Notes, MTN	3.591(ff)	07/22/28	45	48,840
Sub. Notes, GMTN	4.350	09/08/26	30	33,448
PNC Financial Services Group, Inc. (The),
Sub. Notes	3.900	04/29/24	50	53,882
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec'd. Notes	4.269(ff)	03/22/25	30	32,245
Truist Bank,
Sr. Unsec'd. Notes	2.750	05/01/23	20	20,590
Truist Financial Corp.,
Sr. Unsec'd. Notes	2.700	01/27/22	20	20,354
Wells Fargo & Co.,
Sr. Unsec'd. Notes	3.000	04/22/26	55	57,570
Sr. Unsec'd. Notes, MTN	2.879(ff)	10/30/30	130	134,220
Sr. Unsec'd. Notes, MTN	3.000	02/19/25	90	94,539
				2,708,150
Beverages 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc. (Belgium),
Gtd. Notes	3.650	02/01/26	130	141,212
Gtd. Notes	4.700	02/01/36	20	24,036
Gtd. Notes	4.900	02/01/46	50	62,098
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	3.300	02/01/23	4	4,177
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	20	21,680
Gtd. Notes	4.400	11/15/25	10	11,156
PepsiCo, Inc.,
Sr. Unsec'd. Notes	2.750	03/05/22	75	76,822
Sr. Unsec'd. Notes	3.600	03/01/24	10	10,759
				351,940

See Notes to Financial Statements.

PGIM Day One Underlying Funds 33

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Biotechnology 0.4%
Amgen, Inc.,
Sr. Unsec'd. Notes	2.600%	08/19/26	160	$165,224
Gilead Sciences, Inc.,
Sr. Unsec'd. Notes	3.650	03/01/26	15	16,358
Sr. Unsec'd. Notes	4.400	12/01/21	20	20,853
				202,435
Building Materials	0.1%
Johnson Controls International PLC,
Sr. Unsec'd. Notes	4.950	07/02/64	4	4,545
Vulcan Materials Co.,
Sr. Unsec'd. Notes	4.500	06/15/47	20	23,080
				27,625
Chemicals 0.8%
Dow Chemical Co. (The),
Sr. Unsec'd. Notes	3.625	05/15/26	55	59,189
DuPont de Nemours, Inc.,
Sr. Unsec'd. Notes	4.493	11/15/25	65	72,583
Eastman Chemical Co.,
Sr. Unsec'd. Notes	4.650	10/15/44	40	44,567
FMC Corp.,
Sr. Unsec'd. Notes	4.500	10/01/49	20	23,013
LYB International Finance II BV,
Gtd. Notes	3.500	03/02/27	75	79,537
LyondellBasell Industries NV,
Sr. Unsec'd. Notes	5.750	04/15/24	15	17,157
Sr. Unsec'd. Notes	6.000	11/15/21	30	31,867
Nutrien Ltd. (Canada),
Sr. Unsec'd. Notes	3.500	06/01/23	50	52,107
Sr. Unsec'd. Notes	5.250	01/15/45	15	18,482
Sherwin-Williams Co. (The),
Sr. Unsec'd. Notes	4.500	06/01/47	5	5,923
				404,425

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Commercial Services 0.2%
California Institute of Technology,
Sr. Unsec'd. Notes	3.650%	09/01/2119	15	$16,208
Cintas Corp. No. 2,
Gtd. Notes	3.700	04/01/27	20	22,175
Equifax, Inc.,
Sr. Unsec'd. Notes	2.600	12/01/24	30	30,784
Global Payments, Inc.,
Sr. Unsec'd. Notes	2.650	02/15/25	10	10,245
IHS Markit Ltd.,
Sr. Unsec'd. Notes	4.125	08/01/23	5	5,326
President & Fellows of Harvard College,
Unsec'd. Notes	3.150	07/15/46	9	9,773
Trustees of the University of Pennsylvania (The),
Sr. Unsec'd. Notes	3.610	02/15/2119	5	5,710
University of Southern California,
Unsec'd. Notes, Series 2017	3.841	10/01/47	10	12,189
				112,410
Computers 0.7%
Apple, Inc.,
Sr. Unsec'd. Notes	2.850	05/11/24	20	20,915
Sr. Unsec'd. Notes	3.250	02/23/26	160	172,147
International Business Machines Corp.,
Sr. Unsec'd. Notes	3.625	02/12/24	150	160,909
				353,971
Diversified Financial Services	0.6%
Capital One Bank USA NA,
Sub. Notes	3.375	02/15/23	20	20,805
Discover Financial Services,
Sr. Unsec'd. Notes	4.100	02/09/27	20	21,907
Mastercard, Inc.,
Sr. Unsec'd. Notes	3.375	04/01/24	20	21,477
Nomura Holdings, Inc. (Japan),
Sr. Unsec'd. Notes	2.648	01/16/25	200	203,295

See Notes to Financial Statements.

PGIM Day One Underlying Funds 35

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont'd.)
Private Export Funding Corp.,
U.S. Gov't. Gtd. Notes	1.750%	11/15/24	35	$35,317
U.S. Gov't. Gtd. Notes, Series KK	3.550	01/15/24	25	26,832
				329,633
Electric 2.4%
Ameren Illinois Co.,
First Mortgage	3.250	03/15/50	10	10,671
First Mortgage	4.500	03/15/49	15	19,389
Appalachian Power Co.,
Sr. Unsec'd. Notes, Series X	3.300	06/01/27	10	10,628
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	3.950	03/01/48	25	29,644
Commonwealth Edison Co.,
First Mortgage	4.350	11/15/45	15	18,471
First Mortgage	4.600	08/15/43	35	43,760
First Mortgage, Series 122	2.950	08/15/27	30	31,705
First Mortgage, Series 123	3.750	08/15/47	5	5,662
First Mortgage, Series 127	3.200	11/15/49	5	5,222
Dominion Energy South Carolina, Inc.,
First Mortgage	5.100	06/01/65	10	14,000
First Mortgage	5.450	02/01/41	20	27,203
DTE Energy Co.,
Sr. Unsec'd. Notes	3.800	03/15/27	40	43,291
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	5	5,995
First Ref. Mortgage	2.950	12/01/26	20	21,198
Duke Energy Corp.,
Sr. Unsec'd. Notes	2.650	09/01/26	75	77,190
Duke Energy Indiana LLC,
First Mortgage, Series YYY	3.250	10/01/49	40	42,145
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	40	42,686
Gtd. Notes	4.750	06/15/46	15	18,158
Entergy Louisiana LLC,
First Mortgage	4.050	09/01/23	35	37,507
Evergy Kansas Central, Inc.,
First Mortgage	4.125	03/01/42	15	17,635

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Electric (cont'd.)
Exelon Corp.,
Sr. Unsec'd. Notes	5.625%	06/15/35	5	$6,452
Exelon Generation Co. LLC,
Sr. Unsec'd. Notes	5.600	06/15/42	5	5,886
FirstEnergy Corp.,
Sr. Unsec'd. Notes, Series C	4.850	07/15/47	15	18,516
Florida Power & Light Co.,
First Mortgage	2.750	06/01/23	25	25,784
First Mortgage	3.950	03/01/48	40	47,682
First Mortgage	5.250	02/01/41	25	34,056
Fortis, Inc. (Canada),
Sr. Unsec'd. Notes	3.055	10/04/26	7	7,307
Georgia Power Co.,
Sr. Unsec'd. Notes, Series B	2.650	09/15/29	45	45,759
Hydro-Quebec (Canada),
Gov't. Gtd. Notes, Series IO	8.050	07/07/24	10	12,735
Indiana Michigan Power Co.,
Sr. Unsec'd. Notes, Series K	4.550	03/15/46	20	24,711
Louisville Gas & Electric Co.,
First Mortgage	5.125	11/15/40	5	6,459
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.150	04/01/24	25	26,247
Ohio Power Co.,
Sr. Unsec'd. Notes	4.000	06/01/49	20	23,696
PacifiCorp,
First Mortgage	5.250	06/15/35	45	58,703
PPL Capital Funding, Inc.,
Gtd. Notes	4.700	06/01/43	35	41,747
PPL Electric Utilities Corp.,
First Mortgage	4.150	10/01/45	10	11,929
First Mortgage	6.250	05/15/39	10	14,564
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	25	25,505
First Mortgage, MTN	3.600	12/01/47	5	5,652
First Mortgage, MTN	3.650	09/01/28	25	27,935
First Ref. Mortgage, MTN	3.950	05/01/42	10	11,638
Puget Energy, Inc.,
Sr. Sec'd. Notes	3.650	05/15/25	20	21,106
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	5,573

See Notes to Financial Statements.

PGIM Day One Underlying Funds 37

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

				Principal
		Interest	Maturity	Amount
Description		Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Electric (cont'd.)
Sempra Energy,
Sr. Unsec'd. Notes		4.000%	02/01/48	25	$27,626
Southern California Edison Co.,
First Ref. Mortgage		4.000	04/01/47	15	16,660
First Ref. Mortgage		4.650	10/01/43	40	48,130
Southwestern Electric Power Co.,
Sr. Unsec'd. Notes, Series L		3.850	02/01/48	15	16,315
Virginia Electric & Power Co.,
Sr. Unsec'd. Notes, Series A		6.000	05/15/37	20	28,038
Sr. Unsec'd. Notes, Series B		6.000	01/15/36	10	13,780
Xcel Energy, Inc.,
Sr. Unsec'd. Notes		3.500	12/01/49	35	37,454
					1,219,805
Foods	0.4%
Kraft Heinz Foods Co.,
Gtd. Notes		3.000	06/01/26	50	51,009
Gtd. Notes		4.375	06/01/46	40	41,263
Gtd. Notes		5.000	06/04/42	25	27,771
Gtd. Notes, 144A		4.875	10/01/49	15	16,483
Kroger Co. (The),
Sr. Unsec'd. Notes		2.650	10/15/26	15	15,327
Tyson Foods, Inc.,
Sr. Unsec'd. Notes		4.000	03/01/26	60	66,153
					218,006
Forest Products & Paper 0.2%
International Paper Co.,
Sr. Unsec'd. Notes		3.000	02/15/27	100	105,361
Gas	0.2%
Atmos Energy Corp.,
Sr. Unsec'd. Notes		3.375	09/15/49	35	37,750

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Gas (cont'd.)
NiSource, Inc.,
Sr. Unsec'd. Notes	4.800%	02/15/44	25	$30,280
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43	25	28,729
				96,759
Healthcare-Products	0.3%
Abbott Laboratories,
Sr. Unsec'd. Notes	3.750	11/30/26	9	10,001
Sr. Unsec'd. Notes	4.900	11/30/46	30	40,534
Covidien International Finance SA,
Gtd. Notes	2.950	06/15/23	75	77,718
Stryker Corp.,
Sr. Unsec'd. Notes	3.375	05/15/24	10	10,605
Sr. Unsec'd. Notes	3.375	11/01/25	10	10,791
Thermo Fisher Scientific, Inc.,
Sr. Unsec'd. Notes	4.150	02/01/24	20	21,687
				171,336

Healthcare-Services 1.3%

Advocate Health & Hospitals Corp.,
Sr. Unsec'd. Notes	3.387	10/15/49	15	16,122
Aetna, Inc.,
Sr. Unsec'd. Notes	2.750	11/15/22	70	71,458
Anthem, Inc.,
Sr. Unsec'd. Notes	3.650	12/01/27	80	86,385
Ascension Health,
Sr. Unsec'd. Notes, Series B	3.106	11/15/39	5	5,173
Unsec'd. Notes	4.847	11/15/53	30	39,657
Children's Hospital Corp. (The),
Gtd. Notes, Series 2017	4.115	01/01/47	15	17,884
CommonSpirit Health,
Sr. Sec'd. Notes	2.760	10/01/24	20	20,655
Hackensack Meridian Health, Inc.,
Sr. Unsec'd. Notes	4.500	07/01/57	5	6,326
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	20	24,556

See Notes to Financial Statements.

PGIM Day One Underlying Funds 39

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont'd.)
Laboratory Corp. of America Holdings,
Sr. Unsec'd. Notes	4.700%	02/01/45	25	$29,260
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec'd. Notes	5.000	07/01/42	25	33,493
Mount Sinai Hospitals Group, Inc.,
Sec'd. Notes, Series 2019	3.737	07/01/49	10	10,847
New York and Presbyterian Hospital (The),
Unsec'd. Notes	4.024	08/01/45	20	23,691
NYU Langone Hospitals,
Sec'd. Notes	4.368	07/01/47	15	17,650
Providence St. Joseph Health Obligated Group,
Unsec'd. Notes, Series 19A	2.532	10/01/29	10	10,166
Unsec'd. Notes, Series H	2.746	10/01/26	50	53,299
Sutter Health,
Unsec'd. Notes, Series 2018	4.091	08/15/48	55	64,918
UnitedHealth Group, Inc.,
Sr. Unsec'd. Notes	3.750	07/15/25	90	98,473
Sr. Unsec'd. Notes	4.250	06/15/48	20	23,723
				653,736
Insurance 0.7%
American International Group, Inc.,
Sr. Unsec'd. Notes	4.500	07/16/44	75	88,968
Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	45	50,688
Berkshire Hathaway, Inc.,
Sr. Unsec'd. Notes	3.125	03/15/26	80	85,703
Chubb Corp. (The),
Gtd. Notes	6.000	05/11/37	30	43,149
CNA Financial Corp.,
Sr. Unsec'd. Notes	3.950	05/15/24	35	37,711
Lincoln National Corp.,
Sr. Unsec'd. Notes	3.050	01/15/30	5	5,193
Sr. Unsec'd. Notes	4.350	03/01/48	5	5,741
Markel Corp.,
Sr. Unsec'd. Notes	4.150	09/17/50	25	27,699
Sr. Unsec'd. Notes	4.300	11/01/47	15	16,747
				361,599

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

				Principal
		Interest	Maturity	Amount
Description		Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Internet	0.0%
Amazon.com, Inc.,
Sr. Unsec'd. Notes		2.800%	08/22/24	15	$15,725
Lodging	0.1%
Marriott International, Inc.,
Sr. Unsec'd. Notes		3.600	04/15/24	5	5,321
Sr. Unsec'd. Notes, Series R		3.125	06/15/26	45	47,111
					52,432
Machinery-Diversified 0.2%
John Deere Capital Corp.,
Sr. Unsec'd. Notes		2.800	01/27/23	10	10,333
Sr. Unsec'd. Notes, MTN		2.650	06/24/24	10	10,382
Sr. Unsec'd. Notes, MTN		2.800	03/06/23	30	31,068
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes		4.950	09/15/28	10	11,263
Xylem, Inc.,
Sr. Unsec'd. Notes		3.250	11/01/26	35	37,051
					100,097
Media	1.3%
Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec'd. Notes		4.800	03/01/50	15	16,070
Sr. Sec'd. Notes		5.375	04/01/38	45	52,582
Sr. Sec'd. Notes		6.484	10/23/45	50	64,838
Comcast Corp.,
Gtd. Notes		3.000	02/01/24	30	31,438
Gtd. Notes		3.450	02/01/50	20	21,570
Gtd. Notes		4.600	08/15/45	55	68,786
Gtd. Notes		4.650	07/15/42	10	12,459
Gtd. Notes		4.700	10/15/48	30	38,481
Discovery Communications LLC,
Gtd. Notes		3.500	06/15/22	50	51,739
Gtd. Notes		5.000	09/20/37	5	5,791
Gtd. Notes		5.300	05/15/49	20	23,933
TWDC Enterprises 18 Corp.,
Gtd. Notes		2.750	08/16/21	50	50,861

See Notes to Financial Statements.

PGIM Day One Underlying Funds 41

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

				Principal
		Interest	Maturity	Amount
Description		Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Media (cont'd.)
ViacomCBS, Inc.,
Sr. Unsec'd. Notes		3.875%	04/01/24	20	$21,427
Sr. Unsec'd. Notes		5.850	09/01/43	10	12,931
Walt Disney Co. (The),
Gtd. Notes		5.400	10/01/43	60	84,785
Gtd. Notes		7.300	04/30/28	95	129,923
					687,614
Mining	0.0%
Barrick North America Finance LLC (Canada),
Gtd. Notes		5.750	05/01/43	5	6,741
Newmont Corp.,
Sr. Unsec'd. Notes		2.800	10/01/29	10	10,297
					17,038
Miscellaneous Manufacturing		0.2%
General Electric Co.,
Sr. Unsec'd. Notes, GMTN		3.150	09/07/22	95	97,852
Pentair Finance Sarl,
Gtd. Notes		4.500	07/01/29	15	16,522
					114,374
Oil & Gas	1.4%
Apache Corp.,
Sr. Unsec'd. Notes		3.250	04/15/22	11	11,235
BP Capital Markets America, Inc.,
Gtd. Notes		3.245	05/06/22	60	62,105
Cenovus Energy, Inc. (Canada),
Sr. Unsec'd. Notes		5.250	06/15/37	10	10,964
Concho Resources, Inc.,
Gtd. Notes		3.750	10/01/27	40	42,292
Gtd. Notes		4.300	08/15/28	50	54,889
Gtd. Notes		4.875	10/01/47	5	5,797
ConocoPhillips Co.,
Gtd. Notes		4.950	03/15/26	30	34,960
Devon Energy Corp.,
Sr. Unsec'd. Notes		5.600	07/15/41	20	24,190

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

				Principal
		Interest	Maturity	Amount
Description		Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont'd.)
EOG Resources, Inc.,
Sr. Unsec'd. Notes		3.900%	04/01/35	25	$28,438
Exxon Mobil Corp.,
Sr. Unsec'd. Notes		4.114	03/01/46	20	24,295
Noble Energy, Inc.,
Sr. Unsec'd. Notes		6.000	03/01/41	20	23,959
Occidental Petroleum Corp.,
Sr. Unsec'd. Notes		3.125	02/15/22	40	40,776
Sr. Unsec'd. Notes		5.550	03/15/26	15	17,322
Ovintiv, Inc.,
Gtd. Notes		6.500	08/15/34	20	23,040
Petroleos Mexicanos (Mexico),
Gtd. Notes		6.500	03/13/27	145	157,092
Gtd. Notes		6.625	06/15/35	20	20,903
Gtd. Notes, 144A		6.840	01/23/30	38	41,175
Gtd. Notes, 144A		7.690	01/23/50	28	30,738
Gtd. Notes, MTN		4.625	09/21/23	10	10,575
Total Capital International SA (France),
Gtd. Notes		2.829	01/10/30	25	26,292
Valero Energy Corp.,
Sr. Unsec'd. Notes		4.000	04/01/29	20	21,642
					712,679
Oil & Gas Services	0.1%
Halliburton Co.,
Sr. Unsec'd. Notes		4.750	08/01/43	25	28,278
Pharmaceuticals	2.2%
AbbVie, Inc.,
Sr. Unsec'd. Notes		4.700	05/14/45	45	51,950
Sr. Unsec'd. Notes, 144A		4.250	11/21/49	125	136,708
Allergan Funding SCS,
Gtd. Notes		3.850	06/15/24	5	5,331
Gtd. Notes		4.550	03/15/35	40	46,114
Becton, Dickinson & Co.,
Sr. Unsec'd. Notes		3.734	12/15/24	32	34,356
Bristol-Myers Squibb Co.,
Sr. Unsec'd. Notes, 144A		3.625	05/15/24	40	42,777
Sr. Unsec'd. Notes, 144A		4.250	10/26/49	50	61,789

See Notes to Financial Statements.

PGIM Day One Underlying Funds 43

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont'd.)
Cigna Corp.,
Gtd. Notes, 144A	4.000%	02/15/22	35	$36,236
Gtd. Notes, 144A	4.500	02/25/26	120	134,225
CVS Health Corp.,
Sr. Unsec'd. Notes	4.300	03/25/28	25	27,736
Sr. Unsec'd. Notes	4.780	03/25/38	10	11,671
Sr. Unsec'd. Notes	5.050	03/25/48	55	66,615
Sr. Unsec'd. Notes	5.125	07/20/45	15	18,116
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes	2.850	05/08/22	45	46,157
Johnson & Johnson,
Sr. Unsec'd. Notes	2.450	03/01/26	25	25,961
Sr. Unsec'd. Notes	3.625	03/03/37	20	22,942
Merck & Co., Inc.,
Sr. Unsec'd. Notes	2.400	09/15/22	100	102,163
Sr. Unsec'd. Notes	3.400	03/07/29	25	27,596
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	55	63,605
Novartis Capital Corp. (Switzerland),
Gtd. Notes	4.000	11/20/45	40	48,485
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	45	47,363
Wyeth LLC,
Gtd. Notes	6.450	02/01/24	60	70,810
				1,128,706
Pipelines 1.0%
Energy Transfer Operating LP,
Gtd. Notes	4.750	01/15/26	50	54,789
Gtd. Notes	4.900	03/15/35	30	32,917
Gtd. Notes	5.300	04/15/47	15	15,930
Gtd. Notes	6.250	04/15/49	5	5,932
Gtd. Notes	6.625	10/15/36	10	12,283
Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	75	87,538
Magellan Midstream Partners LP,
Sr. Unsec'd. Notes	3.950	03/01/50	25	26,333
Sr. Unsec'd. Notes	4.200	10/03/47	10	10,842

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont'd.)
MPLX LP,
Sr. Unsec'd. Notes	4.125%	03/01/27	10	$10,604
Sr. Unsec'd. Notes	4.500	07/15/23	20	21,458
Sr. Unsec'd. Notes	4.500	04/15/38	20	20,692
Sr. Unsec'd. Notes	4.700	04/15/48	50	51,435
Sr. Unsec'd. Notes	4.800	02/15/29	20	22,192
ONEOK Partners LP,
Gtd. Notes	3.375	10/01/22	35	36,094
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	25	25,989
Gtd. Notes	4.950	07/13/47	10	11,063
Phillips 66 Partners LP,
Sr. Unsec'd. Notes	3.750	03/01/28	10	10,620
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec'd. Notes	3.550	12/15/29	25	24,922
Western Midstream Operating LP,
Sr. Unsec'd. Notes	5.300	03/01/48	10	8,923
Williams Cos., Inc. (The),
Sr. Unsec'd. Notes	3.750	06/15/27	30	31,718
Sr. Unsec'd. Notes	4.850	03/01/48	5	5,394
				527,668
Real Estate Investment Trusts (REITs)	0.4%
Boston Properties LP,
Sr. Unsec'd. Notes	3.850	02/01/23	20	21,113
Healthpeak Properties, Inc.,
Sr. Unsec'd. Notes	3.000	01/15/30	20	20,597
Realty Income Corp.,
Sr. Unsec'd. Notes	3.000	01/15/27	10	10,493
Simon Property Group LP,
Sr. Unsec'd. Notes	2.450	09/13/29	20	20,148
Sr. Unsec'd. Notes	3.375	10/01/24	70	74,399
Sr. Unsec'd. Notes	3.500	09/01/25	5	5,390
Sr. Unsec'd. Notes	3.750	02/01/24	10	10,713

See Notes to Financial Statements.

PGIM Day One Underlying Funds 45

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont'd.)
Ventas Realty LP,
Gtd. Notes	3.850%	04/01/27	15	$16,221
Welltower, Inc.,
Sr. Unsec'd. Notes	2.700	02/15/27	10	10,251
				189,325
Retail 0.5%
AutoZone, Inc.,
Sr. Unsec'd. Notes	3.750	04/18/29	30	32,914
Dollar Tree, Inc.,
Sr. Unsec'd. Notes	4.200	05/15/28	30	32,959
Home Depot, Inc. (The),
Sr. Unsec'd. Notes	3.750	02/15/24	125	134,966
Lowe's Cos., Inc.,
Sr. Unsec'd. Notes	3.100	05/03/27	20	21,143
McDonald's Corp.,
Sr. Unsec'd. Notes, MTN	3.700	01/30/26	25	27,358
Sr. Unsec'd. Notes, MTN	4.700	12/09/35	25	30,977
				280,317
Semiconductors 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.125	01/15/25	20	20,584
Software 1.1%
Fidelity National Information Services, Inc.,
Gtd. Notes	3.875	06/05/24	10	10,779
Fiserv, Inc.,
Sr. Unsec'd. Notes	2.750	07/01/24	5	5,156
Sr. Unsec'd. Notes	3.850	06/01/25	30	32,548
Microsoft Corp.,
Sr. Unsec'd. Notes	2.400	08/08/26	90	93,331
Sr. Unsec'd. Notes	2.875	02/06/24	85	89,200
Sr. Unsec'd. Notes	3.700	08/08/46	50	58,985
Sr. Unsec'd. Notes	4.100	02/06/37	10	12,086

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Software (cont'd.)
Oracle Corp.,
Sr. Unsec'd. Notes	2.650%	07/15/26	165	$172,088
Sr. Unsec'd. Notes	2.950	05/15/25	95	100,435
				574,608
Telecommunications	1.2%
AT&T, Inc.,
Sr. Unsec'd. Notes	3.550	06/01/24	100	106,088
Sr. Unsec'd. Notes	3.800	02/15/27	50	54,446
Sr. Unsec'd. Notes	4.100	02/15/28	20	22,129
Sr. Unsec'd. Notes	4.450	04/01/24	20	21,875
Sr. Unsec'd. Notes	4.750	05/15/46	100	115,774
British Telecommunications PLC (United Kingdom),
Sr. Unsec'd. Notes	9.625	12/15/30	25	39,230
Cisco Systems, Inc.,
Sr. Unsec'd. Notes	2.900	03/04/21	60	60,863
Verizon Communications, Inc.,
Sr. Unsec'd. Notes	4.016	12/03/29	26	29,649
Sr. Unsec'd. Notes	4.500	08/10/33	10	12,039
Sr. Unsec'd. Notes	4.522	09/15/48	128	157,969
				620,062
Transportation 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec'd. Notes	3.750	04/01/24	75	80,756
CSX Corp.,
Sr. Unsec'd. Notes	3.800	03/01/28	40	44,741
Union Pacific Corp.,
Sr. Unsec'd. Notes	3.000	04/15/27	20	21,249
Sr. Unsec'd. Notes	3.600	09/15/37	10	10,941
Sr. Unsec'd. Notes	3.750	02/05/70	5	5,117
				162,804
TOTAL CORPORATE BONDS
(cost $12,508,459)				13,493,981

See Notes to Financial Statements.

PGIM Day One Underlying Funds 47

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

				Principal
		Interest	Maturity	Amount
Description		Rate	Date	(000)#	Value
MUNICIPAL BONDS 1.2%
Arizona	0.0%
Salt River Project Agricultural Improvement & Power
District,
Revenue Bonds, BABs		4.839%	01/01/41	20	$26,213
California	0.5%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2		6.263	04/01/49	60	96,753
Taxable, Revenue Bonds		2.574	04/01/31	40	41,368
Los Angeles Department of Water & Power, Power
System Revenue,
Revenue Bonds, BABs		5.716	07/01/39	20	28,336
State of California,
General Obligation Unlimited, Taxable, BABs		7.550	04/01/39	65	110,009
					276,466
Illinois	0.2%
Chicago O'Hare International Airport,
Taxable, Revenue Bonds, Series C		4.472	01/01/49	20	25,294
State of Illinois,
General Obligation Unlimited, Taxable		5.100	06/01/33	55	61,865
					87,159
Maryland	0.1%
Maryland State Transportation Authority,
Revenue Bonds, BABs		5.888	07/01/43	40	56,442
Michigan	0.0%
Michigan Finance Authority,
Taxable, Revenue Bonds		3.384	12/01/40	15	15,922
New Jersey	0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F		7.414	01/01/40	50	82,972
New York	0.1%
New York City Water & Sewer System,
Taxable, Revenue Bonds, BABs		5.882	06/15/44	20	31,180

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

				Principal
		Interest	Maturity	Amount
Description		Rate	Date	(000)#	Value
MUNICIPAL BONDS (Continued)
Ohio	0.1%
JobsOhio Beverage System,
Taxable, Revenue Bonds, Series A		2.833%	01/01/38	5	$5,125
Ohio State University (The),
Taxable, Revenue Bonds, Series A		4.048	12/01/56	12	14,956
Taxable, Revenue Bonds, Series A		4.800	06/01/2111	25	34,931
					55,012
Texas	0.0%
Texas Private Activity Bond Surface Transportation
Corp.,
Taxable, Revenue Bonds, Series B		3.922	12/31/49	15	16,289
TOTAL MUNICIPAL BONDS
(cost $562,045)					647,655
SOVEREIGN BONDS 0.8%
Hungary Government International Bond (Hungary),
Sr. Unsec'd. Notes		7.625	03/29/41	6	10,139
Mexico Government International Bond (Mexico),
Sr. Unsec'd. Notes, MTN		4.750	03/08/44	66	75,958
Panama Government International Bond (Panama),
Sr. Unsec'd. Notes		3.160	01/23/30	200	211,411
Province of Quebec (Canada),
Debentures, Series NN		7.125	02/09/24	40	48,457
Uruguay Government International Bond (Uruguay),
Sr. Unsec'd. Notes		4.975	04/20/55	10	12,447
Sr. Unsec'd. Notes		5.100	06/18/50	30	37,875
TOTAL SOVEREIGN BONDS
(cost $369,063)					396,287
U.S. GOVERNMENT AGENCY OBLIGATIONS		33.3%
Federal Home Loan Bank		3.250	11/16/28	70	78,928
Federal Home Loan Mortgage Corp.		2.000	01/01/32	66	66,535
Federal Home Loan Mortgage Corp.		2.500	07/01/31	159	162,006
Federal Home Loan Mortgage Corp.		3.000	02/01/32	48	49,496
Federal Home Loan Mortgage Corp.		3.000	02/01/32	48	49,720
Federal Home Loan Mortgage Corp.		3.000	01/01/37	23	23,392
Federal Home Loan Mortgage Corp.		3.000	12/01/37	39	40,676
Federal Home Loan Mortgage Corp.		3.000	12/01/42	173	180,057

See Notes to Financial Statements.

PGIM Day One Underlying Funds 49

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%	11/01/46	73	$75,290
Federal Home Loan Mortgage Corp.	3.000	01/01/47	185	190,590
Federal Home Loan Mortgage Corp.	3.000	12/01/49	502	513,835
Federal Home Loan Mortgage Corp.	3.500	11/01/37	41	43,023
Federal Home Loan Mortgage Corp.	3.500	06/01/42	59	62,342
Federal Home Loan Mortgage Corp.	3.500	04/01/46	100	104,408
Federal Home Loan Mortgage Corp.	3.500	11/01/47	124	128,936
Federal Home Loan Mortgage Corp.	3.500	11/01/47	201	209,965
Federal Home Loan Mortgage Corp.	3.500	09/01/49	498	514,268
Federal Home Loan Mortgage Corp.	4.000	10/01/45	83	88,407
Federal Home Loan Mortgage Corp.	4.000	05/01/46	164	173,360
Federal Home Loan Mortgage Corp.	4.000	03/01/47	144	151,595
Federal Home Loan Mortgage Corp.	4.000	01/01/48	203	214,456
Federal Home Loan Mortgage Corp.	4.000	06/01/48	146	152,796
Federal Home Loan Mortgage Corp.	4.500	07/01/47	183	195,728
Federal Home Loan Mortgage Corp.	4.500	12/01/48	71	75,727
Federal Home Loan Mortgage Corp.	6.250	07/15/32	30	44,737
Federal National Mortgage Assoc.	1.625	10/15/24	45	45,465
Federal National Mortgage Assoc.	1.625	01/07/25	80	80,745
Federal National Mortgage Assoc.	2.000	10/01/34	189	188,767
Federal National Mortgage Assoc.	2.250	04/12/22	40	40,769
Federal National Mortgage Assoc.	2.500	02/05/24	95	99,165
Federal National Mortgage Assoc.	2.500	01/01/32	146	149,083
Federal National Mortgage Assoc.	2.500	09/01/46	74	74,748
Federal National Mortgage Assoc.	2.500	11/01/49	570	574,231
Federal National Mortgage Assoc.	3.000	TBA	1,000	1,021,570
Federal National Mortgage Assoc.	3.000	11/01/28	88	90,952
Federal National Mortgage Assoc.	3.000	01/01/30	191	197,048
Federal National Mortgage Assoc.	3.000	12/01/36	73	75,230
Federal National Mortgage Assoc.	3.000	10/01/42	27	27,610
Federal National Mortgage Assoc.	3.000	02/01/43	354	367,341
Federal National Mortgage Assoc.	3.000	04/01/43	113	117,549
Federal National Mortgage Assoc.	3.000	01/01/47	413	426,634
Federal National Mortgage Assoc.	3.500	08/01/31	63	65,844
Federal National Mortgage Assoc.	3.500	10/01/32	41	42,565
Federal National Mortgage Assoc.	3.500	06/01/33	77	80,220
Federal National Mortgage Assoc.	3.500	01/01/42	183	193,271
Federal National Mortgage Assoc.	3.500	03/01/42	166	175,060
Federal National Mortgage Assoc.	3.500	11/01/42	99	104,717
Federal National Mortgage Assoc.	3.500	08/01/43	128	135,066
Federal National Mortgage Assoc.	3.500	03/01/45	313	328,905
Federal National Mortgage Assoc.	3.500	01/01/46	66	69,770

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	12/01/46	464	$484,799
Federal National Mortgage Assoc.	3.500	01/01/47	135	140,656
Federal National Mortgage Assoc.	3.500	09/01/47	221	230,744
Federal National Mortgage Assoc.	3.500	07/01/49	500	516,079
Federal National Mortgage Assoc.	3.500	08/01/49	990	1,021,613
Federal National Mortgage Assoc.	4.000	01/01/41	261	280,554
Federal National Mortgage Assoc.	4.000	04/01/41	148	159,487
Federal National Mortgage Assoc.	4.000	02/01/47	375	397,842
Federal National Mortgage Assoc.	4.000	04/01/48	561	586,664
Federal National Mortgage Assoc.	4.500	03/01/41	146	159,831
Federal National Mortgage Assoc.	4.500	02/01/44	144	156,895
Federal National Mortgage Assoc.	4.500	01/01/45	149	162,622
Federal National Mortgage Assoc.	4.500	08/01/48	69	72,805
Federal National Mortgage Assoc.	4.500	02/01/49	68	71,651
Federal National Mortgage Assoc.	5.000	11/01/35	160	178,530
Federal National Mortgage Assoc.	5.000	06/01/40	41	46,111
Federal National Mortgage Assoc.	5.000	03/01/42	79	87,409
Federal National Mortgage Assoc.	6.625	11/15/30	15	22,068
Government National Mortgage Assoc.	2.500	03/20/43	15	15,719
Government National Mortgage Assoc.	2.500	12/20/46	36	36,712
Government National Mortgage Assoc.	3.000	01/20/43	156	162,039
Government National Mortgage Assoc.	3.000	04/20/45	90	93,734
Government National Mortgage Assoc.	3.000	07/20/46	164	170,233
Government National Mortgage Assoc.	3.000	09/20/46	166	172,108
Government National Mortgage Assoc.	3.000	11/20/46	116	119,706
Government National Mortgage Assoc.	3.000	03/20/49	255	262,617
Government National Mortgage Assoc.	3.500	12/20/42	309	326,163
Government National Mortgage Assoc.	3.500	01/20/44	99	104,772
Government National Mortgage Assoc.	3.500	04/20/45	64	67,175
Government National Mortgage Assoc.	3.500	07/20/46	294	307,737
Government National Mortgage Assoc.	3.500	08/20/46	435	455,127
Government National Mortgage Assoc.	3.500	09/20/46	66	69,250
Government National Mortgage Assoc.	3.500	06/20/47	197	205,226
Government National Mortgage Assoc.	3.500	07/20/47	220	228,666
Government National Mortgage Assoc.	3.500	11/20/47	147	153,049
Government National Mortgage Assoc.	4.000	12/20/45	172	181,310
Government National Mortgage Assoc.	4.000	10/20/46	11	11,118
Government National Mortgage Assoc.	4.000	03/20/47	111	117,240
Government National Mortgage Assoc.	4.000	07/20/47	147	154,836
Government National Mortgage Assoc.	4.000	09/20/47	372	390,890
Government National Mortgage Assoc.	4.500	04/20/41	30	32,627
Government National Mortgage Assoc.	4.500	03/20/44	74	79,917

See Notes to Financial Statements.

PGIM Day One Underlying Funds 51

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.500%	12/20/44	68	$73,928
Government National Mortgage Assoc.	4.500	11/20/46	45	48,244
Government National Mortgage Assoc.	4.500	01/20/47	13	14,492
Government National Mortgage Assoc.	5.000	04/20/45	50	54,681
Government National Mortgage Assoc.	5.500	12/15/33	19	21,848
Tennessee Valley Authority, Sr. Unsec'd. Notes	2.250	03/15/20	80	80,057
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $16,941,975)				17,350,179
U.S. TREASURY OBLIGATIONS 35.6%
U.S. Treasury Bonds	2.250	08/15/49	10	10,559
U.S. Treasury Bonds	2.875	08/15/45	450	527,414
U.S. Treasury Bonds	3.000	11/15/44	90	107,381
U.S. Treasury Bonds	3.000	05/15/45	260	310,944
U.S. Treasury Bonds	3.125	02/15/43	750	908,672
U.S. Treasury Bonds	3.625	08/15/43	1,225	1,602,836
U.S. Treasury Bonds	3.750	11/15/43	350	466,867
U.S. Treasury Bonds	6.250	08/15/23	130	152,039
U.S. Treasury Bonds	7.250	08/15/22	60	68,812
U.S. Treasury Notes	1.125	02/28/21	40	39,842
U.S. Treasury Notes	1.375	04/30/21	810	809,114
U.S. Treasury Notes	1.375	05/31/21	1,265	1,264,111
U.S. Treasury Notes	1.375	01/31/25	400	401,031
U.S. Treasury Notes	1.500	01/15/23	175	175,998
U.S. Treasury Notes	1.625	11/15/22	875	882,519
U.S. Treasury Notes	1.625	04/30/23	1,640	1,656,656
U.S. Treasury Notes	1.750	07/31/21	45	45,230
U.S. Treasury Notes	1.750	09/30/22	215	217,486
U.S. Treasury Notes	1.750	11/15/29	55	56,203
U.S. Treasury Notes	1.875	04/30/22	1,155	1,169,077
U.S. Treasury Notes	2.000	11/30/20	225	225,853
U.S. Treasury Notes	2.000	10/31/22	660	672,272
U.S. Treasury Notes	2.000	02/15/25	450	464,520
U.S. Treasury Notes	2.000	08/15/25	65	67,219
U.S. Treasury Notes	2.125	09/30/21	325	328,948
U.S. Treasury Notes	2.125	06/30/22	630	642,206
U.S. Treasury Notes	2.125	07/31/24	1,655	1,713,184
U.S. Treasury Notes	2.250	11/15/27	230	243,584
U.S. Treasury Notes	2.875	11/15/21	1,415	1,452,420
U.S. Treasury Notes	2.875	05/15/28	1,230	1,364,916
U.S. Treasury Strips Coupon	0.000(s)	02/15/37	50	35,943

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	1.920%(s)	02/15/29	60	$51,912
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	150	102,516
U.S. Treasury Strips Coupon	2.045(s)	11/15/36	45	32,574
U.S. Treasury Strips Coupon	2.267(s)	08/15/39	345	233,967
TOTAL U.S. TREASURY OBLIGATIONS
(cost $17,734,637)				18,504,825
TOTAL LONG-TERM INVESTMENTS
(cost $50,672,006)				53,146,086
	Shares
SHORT-TERM INVESTMENT 3.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $1,546,108)(w)	1,546,108	1,546,108
TOTAL INVESTMENTS 105.1%
(cost $52,218,114)		54,692,194
Liabilities in excess of other assets (5.1)%		(2,653,251)
NET ASSETS 100.0%		$52,038,943

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#Principal amount is shown in U.S. dollars unless otherwise stated.

(cc)Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(s) Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w) PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

See Notes to Financial Statements.

PGIM Day One Underlying Funds 53

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Forward Commitment Contracts				Principal

	Interest	Maturity	Settlement	Amount
U.S. Government Agency Obligations	Rate	Date	Date	(000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	03/12/20	(500)	$(503,085)
Federal National Mortgage Assoc.	3.500%	TBA	03/12/20	(500)	(515,995)
Federal National Mortgage Assoc.	4.000%	TBA	02/12/20	(500)	(522,165)
TOTAL FORWARD COMMITMENT CONTRACTS
(proceeds receivable $1,532,109)					$(1,541,245)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Credit Cards. . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$207,310	$—
Commercial Mortgage-Backed Securities . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	2,545,849	—
Corporate Bonds. . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	13,493,981	—
Municipal Bonds. . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	647,655	—
Sovereign Bonds. . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	396,287	—
U.S. Government Agency Obligations . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	17,350,179	—
U.S. Treasury Obligations . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	18,504,825	—
Affiliated Mutual Fund . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,546,108	—	—

Total	$1,546,108	$53,146,086	$—
Other Financial Instruments*

Liabilities
Forward Commitment Contracts . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$(1,541,245)	$—

See Notes to Financial Statements.

PGIM Core Conservative Bond FundCash and securities segregated as collater

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

*Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

U.S. Treasury Obligations	35.6%	Biotechnology	0.4%
U.S. Government Agency Obligations	33.3	Real Estate Investment Trusts (REITs)	0.4
Banks	5.2	Auto Manufacturers	0.3
Commercial Mortgage-Backed Securities	4.9	Healthcare-Products	0.3
Affiliated Mutual Fund	3.0	Transportation	0.3
Electric	2.4	Miscellaneous Manufacturing	0.2
Pharmaceuticals	2.2	Commercial Services	0.2
Oil & Gas	1.4	Forest Products & Paper	0.2
Media	1.3	Machinery-Diversified	0.2
Healthcare-Services	1.3	Gas	0.2
Municipal Bonds	1.2	Airlines	0.1
Telecommunications	1.2	Lodging	0.1
Software	1.1	Oil & Gas Services	0.1
Pipelines	1.0	Building Materials	0.1
Aerospace & Defense	0.9	Semiconductors	0.0*
Chemicals	0.8	Mining	0.0*
Sovereign Bonds	0.8	Internet	0.0*
Insurance	0.7
			105.1
Computers	0.7
		Liabilities in excess of other assets	(5.1)
Beverages	0.7

			100.0%
Diversified Financial Services	0.6
Retail	0.5

Foods	0.4	* Less than +/- 0.05%
Agriculture	0.4

Credit Cards	0.4

See Notes to Financial Statements.

PGIM Day One Underlying Funds 55

PGIM Core Conservative Bond Fund

Statement of Assets & Liabilities	(unaudited)
as of January 31, 2020
Assets
Investments at value:
Unaffiliated investments (cost $50,672,006)	$53,146,086
Affiliated investments (cost $1,546,108)	1,546,108
Receivable for investments sold	2,330,195
Dividends and interest receivable	299,100
Receivable for Fund shares sold	51,772
Prepaid expenses	537
Total Assets	57,373,798
Liabilities

Payable for investments purchased

Forward commitment contracts, at value (proceeds receivable $1,532,109) Payable for Fund shares reacquired

Accrued expenses and other liabilities Dividends payable

Management fee payable

Affiliated transfer agent fee payable

Total Liabilities

Net Assets

Net assets were comprised of:

Shares of beneficial interest, at par

Paid-in capital in excess of par

Total distributable earnings (loss)

Net assets, January 31, 2020

Class R6

Net asset value, offering price and redemption price per share,

($52,038,943 ÷ 5,005,371 shares of beneficial interest issued and outstanding)

3,454,013

1,541,245

255,322

72,381

7,394

4,433

67

5,334,855

$52,038,943

$5,005

49,810,982

2,222,956

$52,038,943

$10.40

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)

Income
Interest income	$657,918
Affiliated dividend income	15,895
Income from securities lending, net	4
Total income	673,817
Expenses
Management fee	66,102
Custodian and accounting fees	44,916
Audit fee	28,235
Legal fees and expenses	8,557
Shareholders' reports	7,707
Trustees' fees	5,501
SEC registration fees	385
Transfer agent's fees and expenses (including affiliated expense of $199)	245
Registration fees	31
Miscellaneous	6,674
Total expenses	168,353
Less: Fee waiver and/or expense reimbursement	(45,931)
Net expenses	122,422
Net investment income (loss)	551,395
Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	366,625
Net change in unrealized appreciation (depreciation) on investments	1,038,482
Net gain (loss) on investment transactions	1,405,107
Net Increase (Decrease) In Net Assets Resulting From Operations	$1,956,502

See Notes to Financial Statements.

PGIM Day One Underlying Funds 57

PGIM Core Conservative Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2020	July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$551,395	$1,090,153
Net realized gain (loss) on investment transactions	366,625	8,601
Net change in unrealized appreciation (depreciation) on investments	1,038,482	2,207,157

Net increase (decrease) in net assets resulting from operations	1,956,502	3,305,911
Dividends and Distributions
Distributions from distributable earnings
Class R6	(645,023)	(1,203,449)
Fund share transactions
Net proceeds from shares sold	5,707,188	10,866,757
Net asset value of shares issued in reinvestment of dividends and
distributions	637,629	1,203,448
Cost of shares reacquired	(2,522,028)	(5,859,806)

Net increase (decrease) in net assets from Fund share transactions	3,822,789	6,210,399

Total increase (decrease)	5,134,268	8,312,861
Net Assets:
Beginning of period	46,904,675	38,591,814

End of period	$52,038,943	$46,904,675

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited)

as of January 31, 2020

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS 100.8%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	1,584	$1,581,095
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	1,972	1,976,761
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	1,343	1,346,084
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	4,519	4,550,606
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	530	543,621
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	1,661	1,699,889
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,624	1,685,548
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/27	26	27,448
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/21	46	46,127
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	1,082	1,106,620
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	1,830	1,888,179
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	4,308	4,518,557
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	358	387,876
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	455	505,039
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	1,005	1,121,463
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	1,012	1,172,854
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	744	880,211
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	824	987,265
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	870	876,727
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	276	347,441
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	1,295	1,489,853
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	855	966,437
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	381	526,625
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	329	459,338
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	2,402	2,708,971
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	918	1,081,075
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	2,594	3,204,820
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	261	369,764
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	596	778,875
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	1,987	2,715,024
TOTAL LONG-TERM INVESTMENTS
(cost $39,544,998)				41,550,193

See Notes to Financial Statements.

PGIM Day One Underlying Funds 59

PGIM TIPS Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
SHORT-TERM INVESTMENT 1.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $453,159)(w)	453,159	$453,159
TOTAL INVESTMENTS 101.9%
(cost $39,998,157)		42,003,352
Liabilities in excess of other assets (1.9)%		(771,291)
NET ASSETS 100.0%		$41,232,061

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#Principal amount is shown in U.S. dollars unless otherwise stated.

(w) PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
U.S. Treasury Obligations. . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$41,550,193	$—
Affiliated Mutual Fund . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	453,159	—	—
Total	$453,159	$41,550,193	$—

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Sector Allocations:

The sector allocations of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

U.S. Treasury Obligations	100.8%
Affiliated Mutual Fund	1.1
101.9
Liabilities in excess of other assets	(1.9)

100.0%

See Notes to Financial Statements.

PGIM Day One Underlying Funds 61

PGIM TIPS Fund

Statement of Assets & Liabilities	(unaudited)
as of January 31, 2020
Assets
Investments at value:
Unaffiliated investments (cost $39,544,998)	$41,550,193
Affiliated investments (cost $453,159)	453,159
Receivable for investments sold	1,096,549
Receivable for Fund shares sold	87,402
Interest receivable	72,923
Prepaid expenses	537
Total Assets	43,260,763
Liabilities

Payable for investments purchased

Payable for Fund shares reacquired

Accrued expenses and other liabilities

Management fee payable

Affiliated transfer agent fee payable

Total Liabilities

Net Assets

Net assets were comprised of:

Shares of beneficial interest, at par

Paid-in capital in excess of par

Total distributable earnings (loss)

Net assets, January 31, 2020

Class R6

Net asset value, offering price and redemption price per share,

($41,232,061 ÷ 4,052,913 shares of beneficial interest issued and outstanding)

1,461,366

516,838

48,126

2,309

63

2,028,702

$41,232,061

$4,053

39,654,327

1,573,681

$41,232,061

$10.17

See Notes to Financial Statements.

PGIM TIPS Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)

Income
Interest income	$268,334
Affiliated dividend income	1,841
Total income	270,175
Expenses
Management fee	43,846
Custodian and accounting fees	26,778
Audit fee	16,426
Legal fees and expenses	8,537
Trustees' fees	5,477
Shareholders' reports	5,118
SEC registration fees	663
Transfer agent's fees and expenses (including affiliated expense of $187)	232
Registration fees	31
Miscellaneous	6,699
Total expenses	113,807
Less: Fee waiver and/or expense reimbursement	(37,329)
Net expenses	76,478
Net investment income (loss)	193,697
Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on investment transactions	168,174
Net change in unrealized appreciation (depreciation) on:
Investments	1,142,055
Foreign currencies	(546)
1,141,509
Net gain (loss) on investment and foreign currency transactions	1,309,683
Net Increase (Decrease) In Net Assets Resulting From Operations	$1,503,380

See Notes to Financial Statements.

PGIM Day One Underlying Funds 63

PGIM TIPS Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2020	July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$193,697	$659,127
Net realized gain (loss) on investment transactions	168,174	(60,741)
Net change in unrealized appreciation (depreciation) on investments
and foreign currencies	1,141,509	1,221,106

Net increase (decrease) in net assets resulting from operations	1,503,380	1,819,492
Dividends and Distributions
Distributions from distributable earnings
Class R6	(301,392)	(827,770)
Fund share transactions
Net proceeds from shares sold	10,275,847	19,881,418
Net asset value of shares issued in reinvestment of dividends and
distributions	301,392	827,771
Cost of shares reacquired	(6,484,948)	(9,455,747)

Net increase (decrease) in net assets from Fund share transactions	4,092,291	11,253,442

Total increase (decrease)	5,294,279	12,245,164
Net Assets:
Beginning of period	35,937,782	23,692,618

End of period	$41,232,061	$35,937,782

See Notes to Financial Statements.

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments

(unaudited)

as of January 31, 2020

Description				Shares	Value
SHORT-TERM INVESTMENTS 99.4%
UNAFFILIATED FUND	46.0%
Dreyfus Treasury Securities Cash Management(bb)
(cost $10,490,874)				10,490,874	$10,490,874
				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(n) 53.4%
U.S. Treasury Bills		1.527%(k)	03/19/20	10,500	10,480,172
U.S. Treasury Bills		1.531(bb)(k)	03/19/20	1,725	1,721,742
TOTAL U.S. TREASURY OBLIGATIONS
(cost $12,200,708)					12,201,914
TOTAL INVESTMENTS	99.4%
(cost $22,691,582)					22,692,788
Other assets in excess of liabilities(z) 0.6%					146,473
NET ASSETS 100.0%					$22,839,261

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#Principal amount is shown in U.S. dollars unless otherwise stated.

(bb) Represents security held in the Cayman Subsidiary.

(k) Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n) Rate shown is the effective yield at purchase date.

(z)Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

Commodity Futures contracts outstanding at January 31, 2020(1):

				Value/
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	Depreciation
Long Positions:
24	Brent Crude	Apr. 2020	$1,358,880	$ (42,224)
17	Coffee 'C'	Mar. 2020	654,394	(78,894)
27	Copper	Mar. 2020	1,698,975	(81,406)
57	Corn	Mar. 2020	1,086,562	5,872
24	Cotton No. 2	Mar. 2020	810,000	17,734
7	Gasoline RBOB	Mar. 2020	442,205	(58,640)
18	Gold 100 OZ	Apr. 2020	2,858,220	1,757
15	Hard Red Winter Wheat	Mar. 2020	349,125	15,856
24	Lean Hogs	Feb. 2020	548,400	(109,131)

See Notes to Financial Statements.

PGIM Day One Underlying Funds 65

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments

(unaudited) (continued)

as of January 31, 2020

Commodity Futures contracts outstanding at January 31, 2020(1) (continued):

				Value/
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	Depreciation
Long Positions (cont'd):
25	Live Cattle	Feb. 2020	$1,213,750	$(38,936)
5	LME Nickel	Mar. 2020	384,375	(32,832)
28	LME PRI Aluminum	Mar. 2020	1,197,700	(80,232)
21	LME Zinc	Mar. 2020	1,157,625	(82,774)
10	Low Sulphur Gas Oil	Mar. 2020	502,500	(101,719)
100	Natural Gas	Mar. 2020	1,841,000	(292,310)
4	NY Harbor ULSD	Mar. 2020	273,571	(51,056)
9	Silver	Mar. 2020	810,540	23,218
21	Soybean	Mar. 2020	916,125	(68,461)
26	Soybean Meal	Mar. 2020	756,600	(39,525)
7	Soybean Oil	Mar. 2020	125,748	(14,228)
39	Sugar #11 (World)	Mar. 2020	638,165	75,003
27	Wheat	Mar. 2020	747,563	36,672
39	WTI Crude	Mar. 2020	2,010,840	(272,824)

				(1,269,080)
Short Positions:
4	LME Nickel	Mar. 2020	307,500	24,363
10	LME PRI Aluminum	Mar. 2020	427,750	22,477
				46,840
				$(1,222,240)

(1) Represents positions held in the Cayman Subsidiary.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$1,721,742
Fair Value Measurements:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments

(unaudited) (continued)

as of January 31, 2020

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Unaffiliated Fund. . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,490,874	$—	$—
U.S. Treasury Obligations . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	12,201,914	—

Total	$10,490,874	$12,201,914	$—
Other Financial Instruments*

Assets
Commodity Futures Contracts . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$222,952	$—	$—
Liabilities

Commodity Futures Contracts . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(1,445,192)	$—	$—

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Allocation:

The sector allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2020 were as follows:

U.S. Treasury Obligations	53.4%
Unaffiliated Fund	46.0
99.4
Other assets in excess of liabilities	0.6
100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. See the Notes to Consolidated Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Day One Underlying Funds 67

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments

(unaudited) (continued)

as of January 31, 2020

Fair values of derivative instruments as of January 31, 2020 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
	Consolidated		Consolidated
Derivatives not accounted for	Statement of		Statement of
as hedging instruments,	Assets and	Fair	Assets and	Fair
carried at fair value	Liabilities Location	Value	Liabilities Location	Value
	Due from/to		Due from/to
	broker-variation margin		broker-variation margin
Commodity contracts	futures	$222,952*	futures	$1,445,192*

*Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended January 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging
instruments, carried at fair value	Futures
Commodity contracts	$85,787

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value

Commodity contracts

For the six months ended January 31, 2020, the Fund's average volume of derivative activities is as follows:

Futures

$(1,071,986)

Futures	Futures
Contracts—	Contracts—
Long	Short
Positions(1)	Positions(1)
$21,626,797	$364,586

(1) Notional Amount in USD.

See Notes to Financial Statements. 68

PGIM QMA Commodity Strategies Fund

Consolidated Statement of Assets & Liabilities

(unaudited)

as of January 31, 2020

Assets

Unaffiliated investments (cost $22,691,582)

Receivable for Fund shares sold

Interest receivable

Prepaid expenses

Total Assets

Liabilities

Deposit due to broker for centrally cleared/exchange-traded derivatives Due to broker—variation margin futures

Accrued expenses and other liabilities Custodian and accounting fees payable Management fee payable

Payable for Fund shares reacquired Affiliated transfer agent fee payable

Total Liabilities

Net Assets

Net assets were comprised of:

Shares of beneficial interest, at par

Paid-in capital in excess of par

Total distributable earnings (loss)

Net assets, January 31, 2020

Class R6

Net asset value, offering price and redemption price per share,

($22,839,261 ÷ 2,540,816 shares of beneficial interest issued and outstanding)

$22,692,788 449,002 13,138 537

23,155,465

148,998

115,382

27,787

19,888

3,885

175

89

316,204

$22,839,261

$2,541

25,255,990

(2,419,270)

$22,839,261

$8.99

See Notes to Financial Statements.

PGIM Day One Underlying Funds 69

PGIM QMA Commodity Strategies Fund

Consolidated Statement of Operations

(unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)

Income
Interest income	$112,984
Unaffiliated dividend income	82,942
Total income	195,926
Expenses
Management fee	51,186
Custodian and accounting fees	26,397
Audit fee	14,374
Legal fees and expenses	10,563
Shareholders' reports	7,988
Trustees' fees	5,439
Transfer agent's fees and expenses (including affiliated expense of $245)	282
SEC registration fees	255
Registration fees	31
Miscellaneous	6,548
Total expenses	123,063
Less: Fee waiver and/or expense reimbursement	(34,772)
Net expenses	88,291
Net investment income (loss)	107,635
Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on Futures transactions	85,787
Net change in unrealized appreciation (depreciation) on:
Investments	(887)
Futures	(1,071,986)

(1,072,873)

Net gain (loss) on investment transactions	(987,086)
Net Increase (Decrease) In Net Assets Resulting From Operations
$(879,451)

See Notes to Financial Statements.

PGIM QMA Commodity Strategies Fund

Consolidated Statements of Changes in Net

Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2020	July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$107,635	$278,497
Net realized gain (loss) on investment transactions	85,787	(1,398,891)
Net change in unrealized appreciation (depreciation) on investments	(1,072,873)	(60,806)

Net increase (decrease) in net assets resulting from operations	(879,451)	(1,181,200)
Dividends and Distributions
Distributions from distributable earnings
Class R6	(233,752)	(530,351)
Fund share transactions
Net proceeds from shares sold	3,903,053	6,829,897
Net asset value of shares issued in reinvestment of dividends and
distributions	233,752	530,351
Cost of shares reacquired	(1,307,178)	(2,712,985)

Net increase (decrease) in net assets from Fund share transactions	2,829,627	4,647,263

Total increase (decrease)	1,716,424	2,935,712
Net Assets:
Beginning of period	21,122,837	18,187,125

End of period	$22,839,261	$21,122,837

See Notes to Financial Statements.

PGIM Day One Underlying Funds 71

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description		Shares	Value
LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS	94.8%
Aerospace & Defense	1.4%
AAR Corp.		300	$12,774
Arconic, Inc.		3,600	107,820
Curtiss-Wright Corp.		630	91,621
Spirit AeroSystems Holdings, Inc. (Class A Stock)		700	45,724
			257,939
Air Freight & Logistics	0.1%
XPO Logistics, Inc.*		150	13,338
Auto Components	1.1%
Adient PLC*		3,100	79,701
Dana, Inc.		1,100	16,951
Goodyear Tire & Rubber Co. (The)		8,500	111,605
			208,257
Banks 5.9%
Associated Banc-Corp.		900	17,937
Cathay General Bancorp		200	7,212
East West Bancorp, Inc.		3,290	150,814
First Horizon National Corp.		7,800	124,800
FNB Corp.		10,400	121,368
Hancock Whitney Corp.		2,610	103,721
PacWest Bancorp		1,830	64,141
Pinnacle Financial Partners, Inc.		600	35,436
Popular, Inc. (Puerto Rico)		100	5,596
Prosperity Bancshares, Inc.		1,500	105,300
Signature Bank		110	15,608
Sterling Bancorp		700	14,000
Synovus Financial Corp.		2,000	70,040
Texas Capital Bancshares, Inc.*		1,010	55,510
Umpqua Holdings Corp.		4,400	74,360
Wintrust Financial Corp.		1,820	115,170
			1,081,013
Biotechnology 1.3%
Exelixis, Inc.*		5,600	96,320
United Therapeutics Corp.*		1,430	139,668
			235,988

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Building Products 0.9%
American Woodmark Corp.*	340	$37,281
Owens Corning	1,000	60,490
Resideo Technologies, Inc.*	600	6,108
Universal Forest Products, Inc.	1,100	52,690
		156,569

Capital Markets 2.7%

Affiliated Managers Group, Inc.	1,100	87,835
Janus Henderson Group PLC (United Kingdom)	5,100	128,877
Legg Mason, Inc.	3,300	129,195
Stifel Financial Corp.	2,160	139,730
		485,637
Chemicals 1.9%
Cabot Corp.	910	36,264
Huntsman Corp.	2,300	47,288
Koppers Holdings, Inc.*	2,100	65,898
PolyOne Corp.	2,080	69,014
RPM International, Inc.	100	7,137
Valvoline, Inc.	3,600	75,888
Westlake Chemical Corp.	700	42,840
		344,329
Commercial Services & Supplies 2.2%
Clean Harbors, Inc.*	750	61,665
Deluxe Corp.	2,320	111,824
Herman Miller, Inc.	1,950	75,368
HNI Corp.	300	10,791
Knoll, Inc.	600	14,856
Tetra Tech, Inc.	1,400	119,840
		394,344
Communications Equipment 0.7%
Ciena Corp.*	2,700	109,809
NetScout Systems, Inc.*	600	15,426
		125,235

See Notes to Financial Statements.

PGIM Day One Underlying Funds 73

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering	1.9%
AECOM*	400	$19,292
EMCOR Group, Inc.	1,570	129,007
Fluor Corp.	5,400	96,606
MasTec, Inc.*	1,700	98,175
		343,080
Construction Materials	0.7%
Eagle Materials, Inc.		1,380	125,815
Consumer Finance	1.3%
Navient Corp.		8,300	119,354
OneMain Holdings, Inc.		600	25,422
SLM Corp.		8,300	90,636
			235,412
Containers & Packaging	0.9%
Berry Global Group, Inc.*		2,000	85,040
Greif, Inc. (Class A Stock)		2,130	86,095
			171,135
Distributors 0.6%
Pool Corp.		520	114,036
Diversified Consumer Services		0.5%
Adtalem Global Education, Inc.*		2,300	79,373
frontdoor, Inc.*		200	8,516
			87,889
Diversified Financial Services		0.8%
Jefferies Financial Group, Inc.		6,600	142,824
Electric Utilities 0.7%
ALLETE, Inc.		1,570	131,064
Electrical Equipment	1.9%
Acuity Brands, Inc.		1,110	130,836

See Notes to Financial Statements. 74

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont'd.)
Hubbell, Inc.	1,050	$150,391
nVent Electric PLC	2,800	69,720
		350,947
Electronic Equipment, Instruments & Components	2.8%
Arrow Electronics, Inc.*	1,180	89,609
Jabil, Inc.	4,000	155,560
SYNNEX Corp.	1,270	174,955
Tech Data Corp.*	640	92,122
		512,246
Energy Equipment & Services 0.0%
Matrix Service Co.*	400	8,048
Entertainment 0.4%
Cinemark Holdings, Inc.	2,300	72,473
Equity Real Estate Investment Trusts (REITs) 9.8%
American Campus Communities, Inc.	1,800	82,566
Apple Hospitality REIT, Inc.	200	3,004
Brixmor Property Group, Inc.	7,300	145,708
Camden Property Trust	1,560	175,391
CoreCivic, Inc.	5,800	92,510
Corporate Office Properties Trust	2,500	74,425
CyrusOne, Inc.	290	17,647
Diversified Healthcare Trust	9,200	71,024
Douglas Emmett, Inc.	3,700	153,550
EPR Properties	2,080	148,450
Gaming & Leisure Properties, Inc.	1,500	70,882
GEO Group, Inc. (The)	5,630	88,954
Highwoods Properties, Inc.	2,900	145,319
Medical Properties Trust, Inc.	3,300	73,095
Omega Healthcare Investors, Inc.	2,400	100,680
Park Hotels & Resorts, Inc.	400	8,776
Ryman Hospitality Properties, Inc.	450	38,263
Sabra Health Care REIT, Inc.	6,200	133,300
Service Properties Trust	5,440	117,395

See Notes to Financial Statements.

PGIM Day One Underlying Funds 75

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont'd.)
Spirit Realty Capital, Inc.	100	$5,278
Weingarten Realty Investors	1,600	46,560
		1,792,777
Food Products 1.9%
Bunge Ltd.	1,500	78,645
Ingredion, Inc.	900	79,200
Pilgrim's Pride Corp.*	3,300	85,965
Post Holdings, Inc.*	980	102,479
		346,289

Gas Utilities 2.1%

New Jersey Resources Corp.	1,500	61,980
Southwest Gas Holdings, Inc.	300	22,653
Spire, Inc.	1,590	134,069
UGI Corp.	4,010	166,776
		385,478
Health Care Equipment & Supplies	4.0%
Globus Medical, Inc. (Class A Stock)*	200	10,456
Hill-Rom Holdings, Inc.	1,420	151,216
Integra LifeSciences Holdings Corp.*	2,000	110,080
Masimo Corp.*	720	122,832
STERIS PLC	880	132,607
West Pharmaceutical Services, Inc.	1,250	194,937
		722,128
Health Care Providers & Services	2.0%
Chemed Corp.	40	18,682
DaVita, Inc.*	1,200	95,844
Encompass Health Corp.	320	24,650
MEDNAX, Inc.*	4,120	95,048
Molina Healthcare, Inc.*	860	105,754
Tenet Healthcare Corp.*	800	25,312
		365,290
Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	3,600	30,888

See Notes to Financial Statements. 76

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description			Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure		3.6%
Brinker International, Inc.			2,300	$98,187
Dunkin' Brands Group, Inc.			1,590	124,163
Jack in the Box, Inc.			330	26,978
Penn National Gaming, Inc.*			2,000	59,660
Scientific Games Corp.*			1,200	29,808
Texas Roadhouse, Inc.			2,280	142,500
Wyndham Destinations, Inc.			2,700	131,031
Wyndham Hotels & Resorts, Inc.			800	45,736
				658,063
Household Durables	1.3%
M/I Homes, Inc.*			900	39,951
Tempur Sealy International, Inc.*			620	56,804
Toll Brothers, Inc.			2,990	132,637
TRI Pointe Group, Inc.*			1,000	16,260
				245,652
Household Products	0.2%
Energizer Holdings, Inc.			1,000	46,260
Industrial Conglomerates 0.8%
Carlisle Cos., Inc.			980	153,105
Insurance 4.4%
Alleghany Corp.*			230	183,462
American Equity Investment Life Holding Co.			400	10,564
American Financial Group, Inc.			1,430	155,570
Brighthouse Financial, Inc.*			300	11,670
First American Financial Corp.			1,930	119,621
Genworth Financial, Inc. (Class A Stock)*			17,300	70,930
Hanover Insurance Group, Inc. (The)			700	97,006
Old Republic International Corp.			5,800	130,790
Reinsurance Group of America, Inc.			100	14,405
RenaissanceRe Holdings Ltd. (Bermuda)			30	5,683
Selective Insurance Group, Inc.			200	13,250
				812,951
Interactive Media & Services		0.8%
Cars.com, Inc.*			2,600	30,342

See Notes to Financial Statements.

PGIM Day One Underlying Funds 77

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Interactive Media & Services (cont'd.)
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	600	$3,534
TripAdvisor, Inc.	4,000	109,280
		143,156
IT Services	3.2%
CACI International, Inc. (Class A Stock)*		540	144,417
CoreLogic, Inc.		2,300	106,950
KBR, Inc.		4,500	122,400
Leidos Holdings, Inc.		740	74,348
Perspecta, Inc.		4,700	131,929
			580,044
Leisure Products 1.2%
Brunswick Corp.		2,400	150,840
Polaris, Inc.		820	75,309
			226,149
Life Sciences Tools & Services 2.4%
Bio-Rad Laboratories, Inc. (Class A Stock)*		330	119,103
Bio-Techne Corp.		30	6,299
Charles River Laboratories International, Inc.*		1,060	163,855
PRA Health Sciences, Inc.*		1,480	149,939
			439,196
Machinery	3.4%
AGCO Corp.		1,650	115,731
Crane Co.		170	14,528
Gates Industrial Corp. PLC*		3,700	46,139
ITT, Inc.		1,360	91,229
Oshkosh Corp.		1,690	145,407
Rexnord Corp.*		500	16,325
Terex Corp.		2,200	55,770
Timken Co. (The)		2,420	127,123
Wabash National Corp.		700	8,120
			620,372
Media 1.2%
AMC Networks, Inc. (Class A Stock)*		600	21,954

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Media (cont'd.)
Cable One, Inc.	76	$129,506
TEGNA, Inc.	3,800	64,220
		215,680
Metals & Mining 2.4%
Allegheny Technologies, Inc.*	4,700	81,075
Reliance Steel & Aluminum Co.	1,270	145,796
Royal Gold, Inc.	570	65,732
Steel Dynamics, Inc.	4,800	143,424
		436,027
Mortgage Real Estate Investment Trusts (REITs)		0.1%
Colony Credit Real Estate, Inc.		500	6,225
Ladder Capital Corp.		17	312
Western Asset Mortgage Capital Corp.		600	6,366
			12,903
Multi-Utilities 0.8%
MDU Resources Group, Inc.		4,700	139,167
Oil, Gas & Consumable Fuels 1.5%
PBF Energy, Inc. (Class A Stock)		3,400	92,820
World Fuel Services Corp.		3,090	120,881
WPX Energy, Inc.*		5,100	60,945
			274,646
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.		800	24,544
Personal Products	0.8%
Coty, Inc. (Class A Stock)		2,300	23,598
Edgewell Personal Care Co.*		2,900	74,878
Nu Skin Enterprises, Inc. (Class A Stock)		1,600	52,144
			150,620
Pharmaceuticals	0.2%
Catalent, Inc.*		600	36,660

See Notes to Financial Statements.

PGIM Day One Underlying Funds 79

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Professional Services 0.9%
Barrett Business Services, Inc.	100	$8,283
Kforce, Inc.	400	14,820
ManpowerGroup, Inc.	1,460	133,575
		156,678

Real Estate Management & Development 1.0%

Jones Lang LaSalle, Inc.		1,030	174,915
Road & Rail	0.2%
Avis Budget Group, Inc.*		900	29,520
Semiconductors & Semiconductor Equipment		3.6%
Cabot Microelectronics Corp.		280	40,743
MKS Instruments, Inc.		700	73,374
Monolithic Power Systems, Inc.		310	53,062
Silicon Laboratories, Inc.*		600	58,986
Synaptics, Inc.*		1,500	100,035
Teradyne, Inc.		2,800	184,772
Ultra Clean Holdings, Inc.*		300	6,903
Universal Display Corp.		840	147,983
			665,858
Software	4.6%
ACI Worldwide, Inc.*		1,600	55,120
CDK Global, Inc.		2,830	151,914
CommVault Systems, Inc.*		2,400	108,048
Fair Isaac Corp.*		170	68,405
j2 Global, Inc.		810	77,647
LogMeIn, Inc.		1,630	140,131
Manhattan Associates, Inc.*		1,890	161,519
Teradata Corp.*		2,100	51,114
Tyler Technologies, Inc.*		60	19,421
			833,319
Specialty Retail 2.7%
Aaron's, Inc.		300	17,808
AutoNation, Inc.*		2,460	104,402
Foot Locker, Inc.		3,400	129,098
Murphy USA, Inc.*		1,040	106,257

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont'd.)
RH*	140	$29,225
Sally Beauty Holdings, Inc.*	5,400	82,890
Sonic Automotive, Inc. (Class A Stock)	900	28,467
		498,147
Technology Hardware, Storage & Peripherals			0.7%
NCR Corp.*			3,800	128,136
Textiles, Apparel & Luxury Goods		1.4%
Carter's, Inc.			160	16,971
Deckers Outdoor Corp.*			520	99,273
Skechers U.S.A., Inc. (Class A Stock)*			3,620	135,352
				251,596
Thrifts & Mortgage Finance	0.1%
Flagstar Bancorp, Inc.			300	10,572
Trading Companies & Distributors		0.5%
BMC Stock Holdings, Inc.*			1,800	52,533
GMS, Inc.*			1,500	40,080
				92,613
Wireless Telecommunication Services 0.0%
Telephone & Data Systems, Inc.			400	9,072
TOTAL COMMON STOCKS
(cost $16,094,682)				17,306,089
EXCHANGE-TRADED FUND	4.2%
iShares Core S&P Mid-Cap ETF
(cost $745,968)			3,800	761,748
TOTAL LONG-TERM INVESTMENTS
(cost $16,840,650)				18,067,837

See Notes to Financial Statements.

PGIM Day One Underlying Funds 81

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
SHORT-TERM INVESTMENT 1.2%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $220,431)(w)	220,431	$220,431
TOTAL INVESTMENTS 100.2%
(cost $17,061,081)		18,288,268
Liabilities in excess of other assets (0.2)%		(35,893)
NET ASSETS 100.0%		$18,252,375

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

* Non-income producing security.

(w) PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 257,939	$—	$—
Air Freight & Logistics . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,338	—	—
Auto Components . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	208,257	—	—
Banks . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,081,013	—	—
Biotechnology. . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	235,988	—	—
Building Products . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	156,569	—	—
Capital Markets . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	485,637	—	—
Chemicals . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	344,329	—	—
Commercial Services & Supplies. . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	394,344	—	—
Communications Equipment . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	125,235	—	—
Construction & Engineering . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	343,080	—	—
Construction Materials . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	125,815	—	—
Consumer Finance . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	235,412	—	—

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Containers & Packaging . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 171,135	$—	$—
Distributors. . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	114,036	—	—
Diversified Consumer Services. . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	87,889	—	—
Diversified Financial Services . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	142,824	—	—
Electric Utilities . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	131,064	—	—
Electrical Equipment . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	350,947	—	—
Electronic Equipment, Instruments & Components . . . . . . . . . . . . . . . . . . . . . . . . . .	512,246	—	—
Energy Equipment & Services . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,048	—	—
Entertainment . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	72,473	—	—
Equity Real Estate Investment Trusts (REITs). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,792,777	—	—
Food Products. . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	346,289	—	—
Gas Utilities . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	385,478	—	—
Health Care Equipment & Supplies. . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	722,128	—	—
Health Care Providers & Services . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	365,290	—	—
Health Care Technology . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,888	—	—
Hotels, Restaurants & Leisure . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	658,063	—	—
Household Durables . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	245,652	—	—
Household Products . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46,260	—	—
Industrial Conglomerates . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	153,105	—	—
Insurance . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	812,951	—	—
Interactive Media & Services . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	143,156	—	—
IT Services . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	580,044	—	—
Leisure Products . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	226,149	—	—
Life Sciences Tools & Services . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	439,196	—	—
Machinery . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	620,372	—	—
Media . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	215,680	—	—
Metals & Mining . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	436,027	—	—
Mortgage Real Estate Investment Trusts (REITs). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,903	—	—
Multi-Utilities. . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	139,167	—	—
Oil, Gas & Consumable Fuels . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	274,646	—	—
Paper & Forest Products . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,544	—	—
Personal Products . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,620	—	—
Pharmaceuticals . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36,660	—	—
Professional Services . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	156,678	—	—
Real Estate Management & Development . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	174,915	—	—
Road & Rail. . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,520	—	—
Semiconductors & Semiconductor Equipment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	665,858	—	—
Software . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	833,319	—	—
Specialty Retail . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	498,147	—	—
Technology Hardware, Storage & Peripherals . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	128,136	—	—
Textiles, Apparel & Luxury Goods . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	251,596	—	—
Thrifts & Mortgage Finance . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,572	—	—
Trading Companies & Distributors . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	92,613	—	—

See Notes to Financial Statements.

PGIM Day One Underlying Funds 83

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Wireless Telecommunication Services . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$9,072	$—	$—
Exchange-Traded Fund . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	761,748	—	—
Affiliated Mutual Fund . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	220,431	—	—

Total	$18,288,268	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Equity Real Estate Investment Trusts (REITs)	9.8%	Media	1.2%
Banks	5.9	Auto Components	1.1
Software	4.6	Real Estate Management & Development	1.0
Insurance	4.4	Containers & Packaging	0.9
Exchange-Traded Fund	4.2	Professional Services	0.9
Health Care Equipment & Supplies	4.0	Building Products	0.9
Semiconductors & Semiconductor Equipment	3.6	Industrial Conglomerates	0.8
Hotels, Restaurants & Leisure	3.6	Personal Products	0.8
Machinery	3.4	Interactive Media & Services	0.8
IT Services	3.2	Diversified Financial Services	0.8
Electronic Equipment, Instruments & Components	2.8	Multi-Utilities	0.8
Specialty Retail	2.7	Electric Utilities	0.7
Capital Markets	2.7	Technology Hardware, Storage & Peripherals	0.7
Life Sciences Tools & Services	2.4	Construction Materials	0.7
Metals & Mining	2.4	Communications Equipment	0.7
Commercial Services & Supplies	2.2	Distributors	0.6
Gas Utilities	2.1	Trading Companies & Distributors	0.5
Health Care Providers & Services	2.0	Diversified Consumer Services	0.5
Electrical Equipment	1.9	Entertainment	0.4
Food Products	1.9	Household Products	0.2
Chemicals	1.9	Pharmaceuticals	0.2
Construction & Engineering	1.9	Health Care Technology	0.2
Oil, Gas & Consumable Fuels	1.5	Road & Rail	0.2
Aerospace & Defense	1.4	Paper & Forest Products	0.1
Textiles, Apparel & Luxury Goods	1.4	Air Freight & Logistics	0.1
Household Durables	1.3	Mortgage Real Estate Investment Trusts (REITs)	0.1
Biotechnology	1.3	Thrifts & Mortgage Finance	0.1
Consumer Finance	1.3	Wireless Telecommunication Services	0.0*
Leisure Products	1.2
Affiliated Mutual Fund	1.2

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Industry Classification (continued):
Energy Equipment & Services	0.0*%
100.2
Liabilities in excess of other assets	(0.2)

100.0%

* Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Day One Underlying Funds 85

PGIM QMA Mid-Cap Core Equity Fund

Statement of Assets & Liabilities	(unaudited)
as of January 31, 2020
Assets
Investments at value:
Unaffiliated investments (cost $16,840,650)	$18,067,837
Affiliated investments (cost $220,431)	220,431
Receivable for Fund shares sold	170,649
Dividends receivable	10,813
Prepaid expenses	537
Total Assets	18,470,267
Liabilities

Payable for investments purchased

Custodian and accounting fees payable

Accrued expenses and other liabilities

Audit fee payable

Management fee payable

Affiliated transfer agent fee payable

Payable for Fund shares reacquired

Total Liabilities

Net Assets

Net assets were comprised of:

Shares of beneficial interest, at par

Paid-in capital in excess of par

Total distributable earnings (loss)

Net assets, January 31, 2020

Class R6

Net asset value, offering price and redemption price per share,

($18,252,375 ÷ 1,644,075 shares of beneficial interest issued and outstanding)

171,830

18,734

12,967

12,321

1,884

86

70

217,892

$18,252,375

$1,644

17,507,103

743,628

$18,252,375

$11.10

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$162,341
Affiliated dividend income	930
Total income	163,271
Expenses
Management fee	41,417
Custodian and accounting fees	26,816
Audit fee	12,321
Legal fees and expenses	8,528
Shareholders' reports	7,374
Trustees' fees	5,435
Fund data services	2,893
Transfer agent's fees and expenses (including affiliated expense of $245)	319
SEC registration fees	244
Registration fees	31
Miscellaneous	4,211
Total expenses	109,589
Less: Fee waiver and/or expense reimbursement	(39,140)
Net expenses	70,449
Net investment income (loss)	92,822
Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(5))	55,652
Net change in unrealized appreciation (depreciation) on investments	397,043
Net gain (loss) on investment transactions	452,695
Net Increase (Decrease) In Net Assets Resulting From Operations	$545,517

See Notes to Financial Statements. PGIM Day One Underlying Funds 87

PGIM QMA Mid-Cap Core Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2020	July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,822	$139,006
Net realized gain (loss) on investment transactions	55,652	(295,271)
Net change in unrealized appreciation (depreciation) on investments	397,043	(115,107)

Net increase (decrease) in net assets resulting from operations	545,517	(271,372)
Dividends and Distributions
Distributions from distributable earnings
Class R6	(170,308)	(771,564)
Fund share transactions
Net proceeds from shares sold	3,449,270	5,930,832
Net asset value of shares issued in reinvestment of dividends and
distributions	170,308	771,564
Cost of shares reacquired	(1,102,794)	(2,480,643)

Net increase (decrease) in net assets from Fund share transactions	2,516,784	4,221,753

Total increase (decrease)	2,891,993	3,178,817
Net Assets:
Beginning of period	15,360,382	12,181,565

End of period	$18,252,375	$15,360,382

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description		Shares	Value
LONG-TERM INVESTMENTS 96.7%
COMMON STOCKS 93.6%
Aerospace & Defense	2.3%
AAR Corp.		43	$1,831
Aerojet Rocketdyne Holdings, Inc.*		130	6,769
AeroVironment, Inc.*		34	2,265
Arconic, Inc.		630	18,868
Axon Enterprise, Inc.*		100	7,681
Boeing Co. (The)		887	282,305
Cubic Corp.		50	3,265
Curtiss-Wright Corp.		78	11,344
General Dynamics Corp.		393	68,948
Huntington Ingalls Industries, Inc.		70	18,270
L3Harris Technologies, Inc.		373	82,556
Lockheed Martin Corp.		412	176,385
Mercury Systems, Inc.*		90	6,908
Moog, Inc. (Class A Stock)		58	5,197
National Presto Industries, Inc.		8	690
Northrop Grumman Corp.		263	98,512
Park Aerospace Corp.		23	356
Raytheon Co.		465	102,737
Teledyne Technologies, Inc.*		64	23,364
Textron, Inc.		370	16,994
TransDigm Group, Inc.		87	55,965
Triumph Group, Inc.		40	817
United Technologies Corp.		1,350	202,770
			1,194,797
Air Freight & Logistics	0.5%
Atlas Air Worldwide Holdings, Inc.*		30	670
C.H. Robinson Worldwide, Inc.		216	15,600
Echo Global Logistics, Inc.*		20	388
Expeditors International of Washington, Inc.		280	20,451
FedEx Corp.		395	57,133
Forward Air Corp.		40	2,618
Hub Group, Inc. (Class A Stock)*		60	3,172
United Parcel Service, Inc. (Class B Stock)		1,160	120,083
XPO Logistics, Inc.*		160	14,227
			234,342
Airlines 0.3%
Alaska Air Group, Inc.		203	13,112
Allegiant Travel Co.		23	3,865

See Notes to Financial Statements.

PGIM Day One Underlying Funds 89

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Airlines (cont'd.)
American Airlines Group, Inc.	636	$17,070
Delta Air Lines, Inc.	960	53,510
Hawaiian Holdings, Inc.	70	1,952
JetBlue Airways Corp.*	470	9,320
SkyWest, Inc.	80	4,414
Southwest Airlines Co.	780	42,884
United Airlines Holdings, Inc.*	370	27,676
		173,803
Auto Components 0.2%
Adient PLC*	120	3,085
American Axle & Manufacturing Holdings, Inc.*	120	1,109
Aptiv PLC	420	35,612
BorgWarner, Inc.	350	12,001
Cooper Tire & Rubber Co.	63	1,669
Cooper-Standard Holdings, Inc.*	28	743
Dana, Inc.	210	3,236
Delphi Technologies PLC*	113	1,733
Dorman Products, Inc.*	50	3,490
Fox Factory Holding Corp.*	60	3,949
Garrett Motion, Inc. (Switzerland)*	99	834
Gentex Corp.	380	11,313
Gentherm, Inc.*	40	1,844
Goodyear Tire & Rubber Co. (The)	340	4,464
LCI Industries	47	5,075
Lear Corp.	90	11,086
Motorcar Parts of America, Inc.*	20	397
Standard Motor Products, Inc.	28	1,360
Visteon Corp.*	60	4,789
		107,789
Automobiles 0.3%
Ford Motor Co.	6,320	55,743
General Motors Co.	2,070	69,117
Harley-Davidson, Inc.	240	8,016
Thor Industries, Inc.	104	8,374
Winnebago Industries, Inc.	50	2,738
		143,988

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Banks 5.1%
Allegiance Bancshares, Inc.*	30	$1,116
Ameris Bancorp	106	4,260
Associated Banc-Corp.	221	4,405
Banc of California, Inc.	30	479
BancorpSouth Bank	160	4,571
Bank of America Corp.	13,426	440,776
Bank of Hawaii Corp.	80	7,168
Bank OZK	150	4,077
Banner Corp.	50	2,578
Berkshire Hills Bancorp, Inc.	55	1,548
Boston Private Financial Holdings, Inc.	70	798
Brookline Bancorp, Inc.	63	958
Cadence BanCorp	200	3,126
Cathay General Bancorp	120	4,327
Central Pacific Financial Corp.	20	555
CIT Group, Inc.	165	7,542
Citigroup, Inc.	3,620	269,364
Citizens Financial Group, Inc.	716	26,693
City Holding Co.	40	3,027
Columbia Banking System, Inc.	115	4,451
Comerica, Inc.	247	15,107
Commerce Bancshares, Inc.	177	11,976
Community Bank System, Inc.	94	6,229
Cullen/Frost Bankers, Inc.	100	8,916
Customers Bancorp, Inc.*	20	428
CVB Financial Corp.	170	3,531
Dime Community Bancshares, Inc.	30	582
Eagle Bancorp, Inc.	50	2,185
East West Bancorp, Inc.	250	11,460
Fifth Third Bancorp	1,168	33,230
First BanCorp. (Puerto Rico)	300	2,781
First Commonwealth Financial Corp.	100	1,352
First Financial Bancorp	115	2,765
First Financial Bankshares, Inc.	220	7,374
First Horizon National Corp.	460	7,360
First Midwest Bancorp, Inc.	130	2,592
First Republic Bank	278	30,825
FNB Corp.	470	5,485
Franklin Financial Network, Inc.	30	1,106
Fulton Financial Corp.	250	4,118
Glacier Bancorp, Inc.	133	5,635
Great Western Bancorp, Inc.	86	2,541

See Notes to Financial Statements.

PGIM Day One Underlying Funds 91

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Banks (cont'd.)
Hancock Whitney Corp.	152	$6,041
Hanmi Financial Corp.	20	336
Heritage Financial Corp.	35	902
Home BancShares, Inc.	220	4,206
Hope Bancorp, Inc.	170	2,364
Huntington Bancshares, Inc.	1,630	22,119
Independent Bank Corp.	55	3,971
International Bancshares Corp.	80	3,152
JPMorgan Chase & Co.	5,203	688,669
KeyCorp	1,610	30,123
M&T Bank Corp.	227	38,254
National Bank Holdings Corp. (Class A Stock)	53	1,728
NBT Bancorp, Inc.	53	2,003
OFG Bancorp (Puerto Rico)	40	788
Old National Bancorp	230	4,119
Opus Bank	20	533
Pacific Premier Bancorp, Inc.	70	2,086
PacWest Bancorp	190	6,660
People's United Financial, Inc.	690	10,640
Pinnacle Financial Partners, Inc.	120	7,087
PNC Financial Services Group, Inc. (The)	729	108,293
Preferred Bank	20	1,202
Prosperity Bancshares, Inc.	166	11,653
Regions Financial Corp.	1,580	24,601
S&T Bancorp, Inc.	56	2,105
Seacoast Banking Corp. of Florida*	60	1,629
ServisFirst Bancshares, Inc.	80	2,940
Signature Bank	90	12,770
Simmons First National Corp. (Class A Stock)	150	3,597
Southside Bancshares, Inc.	31	1,087
Sterling Bancorp	315	6,300
SVB Financial Group*	94	22,591
Synovus Financial Corp.	240	8,405
TCF Financial Corp.	261	11,035
Texas Capital Bancshares, Inc.*	90	4,946
Tompkins Financial Corp.	20	1,722
Triumph Bancorp, Inc.*	30	1,169
Truist Financial Corp.	2,235	115,259
Trustmark Corp.	90	2,878
U.S. Bancorp	2,364	125,812
UMB Financial Corp.	66	4,386
Umpqua Holdings Corp.	310	5,239

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Banks (cont'd.)
United Bankshares, Inc.	172	$5,900
United Community Banks, Inc.	100	2,792
Valley National Bancorp	578	6,086
Veritex Holdings, Inc.	49	1,388
Webster Financial Corp.	140	6,280
Wells Fargo & Co.	6,381	299,524
Westamerica Bancorporation	40	2,534
Wintrust Financial Corp.	90	5,695
Zions Bancorp NA	294	13,374
		2,618,370
Beverages 1.6%
Boston Beer Co., Inc. (The) (Class A Stock)*	15	5,346
Brown-Forman Corp. (Class B Stock)	307	20,766
Coca-Cola Co. (The)	6,400	373,760
Coca-Cola Consolidated, Inc.	12	3,250
Constellation Brands, Inc. (Class A Stock)	278	52,347
MGP Ingredients, Inc.	17	579
Molson Coors Beverage Co. (Class B Stock)	300	16,674
Monster Beverage Corp.*	638	42,491
National Beverage Corp.*	20	858
PepsiCo, Inc.	2,321	329,628
		845,699
Biotechnology 1.7%
AbbVie, Inc.	2,454	198,823
Acorda Therapeutics, Inc.*	40	81
Alexion Pharmaceuticals, Inc.*	364	36,178
AMAG Pharmaceuticals, Inc.*	20	177
Amgen, Inc.	992	214,322
Anika Therapeutics, Inc.*	22	904
Arrowhead Pharmaceuticals, Inc.*	170	7,125
Biogen, Inc.*	302	81,193
Cytokinetics, Inc.*	30	369
Eagle Pharmaceuticals, Inc.*	18	969
Emergent BioSolutions, Inc.*	80	4,407
Enanta Pharmaceuticals, Inc.*	26	1,340
Exelixis, Inc.*	480	8,256
Gilead Sciences, Inc.	2,104	132,973
Incyte Corp.*	290	21,190

See Notes to Financial Statements.

PGIM Day One Underlying Funds 93

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont'd.)
Ligand Pharmaceuticals, Inc.*	31	$2,722
Momenta Pharmaceuticals, Inc.*	190	5,514
Myriad Genetics, Inc.*	90	2,488
Progenics Pharmaceuticals, Inc.*	40	178
Regeneron Pharmaceuticals, Inc.*	136	45,960
REGENXBIO, Inc.*	50	2,177
Spectrum Pharmaceuticals, Inc.*	95	240
United Therapeutics Corp.*	70	6,837
Vanda Pharmaceuticals, Inc.*	70	893
Vertex Pharmaceuticals, Inc.*	430	97,631
Xencor, Inc.*	70	2,376
		875,323
Building Products 0.4%
A.O. Smith Corp.	220	9,392
AAON, Inc.	83	4,352
Allegion PLC	156	20,174
American Woodmark Corp.*	40	4,386
Apogee Enterprises, Inc.	36	1,145
Fortune Brands Home & Security, Inc.	250	17,177
Gibraltar Industries, Inc.*	59	3,217
Griffon Corp.	25	520
Insteel Industries, Inc.	10	224
Johnson Controls International PLC	1,270	50,101
Lennox International, Inc.	67	15,610
Masco Corp.	470	22,334
Owens Corning	180	10,888
Patrick Industries, Inc.	30	1,556
PGT Innovations, Inc.*	50	775
Quanex Building Products Corp.	30	532
Resideo Technologies, Inc.*	182	1,853
Simpson Manufacturing Co., Inc.	80	6,614
Trex Co., Inc.*	94	9,235
Universal Forest Products, Inc.	90	4,311
		184,396

Capital Markets 2.6%

Affiliated Managers Group, Inc.	83	6,628
Ameriprise Financial, Inc.	216	35,729
Bank of New York Mellon Corp. (The)	1,388	62,155

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont'd.)
BlackRock, Inc.	198	$104,415
Blucora, Inc.*	60	1,353
Calamos Asset Management, Inc. (Class A Stock)*^	60	—
Cboe Global Markets, Inc.	186	22,919
Charles Schwab Corp. (The)	1,888	85,998
CME Group, Inc.	603	130,917
Donnelley Financial Solutions, Inc.*	20	181
E*TRADE Financial Corp.	385	16,409
Eaton Vance Corp.	170	7,777
Evercore, Inc. (Class A Stock)	60	4,597
FactSet Research Systems, Inc.	72	20,600
Federated Investors, Inc. (Class B Stock)	140	5,072
Franklin Resources, Inc.	450	11,385
Goldman Sachs Group, Inc. (The)	533	126,721
Greenhill & Co., Inc.	20	313
Interactive Brokers Group, Inc. (Class A Stock)	115	5,405
Intercontinental Exchange, Inc.	934	93,157
INTL. FCStone, Inc.*	20	953
Invesco Ltd.	600	10,380
Janus Henderson Group PLC (United Kingdom)	248	6,267
Legg Mason, Inc.	140	5,481
MarketAxess Holdings, Inc.	66	23,376
Moody's Corp.	277	71,131
Morgan Stanley	2,030	106,088
MSCI, Inc.	144	41,155
Nasdaq, Inc.	198	23,059
Northern Trust Corp.	355	34,723
Piper Sandler Cos.	26	2,143
Raymond James Financial, Inc.	216	19,749
S&P Global, Inc.	411	120,723
SEI Investments Co.	210	13,705
State Street Corp.	610	46,134
Stifel Financial Corp.	110	7,116
T. Rowe Price Group, Inc.	390	52,077
Virtus Investment Partners, Inc.	14	1,722
Waddell & Reed Financial, Inc. (Class A Stock)	80	1,278
WisdomTree Investments, Inc.	90	379
		1,329,370
Chemicals 1.7%
AdvanSix, Inc.*	24	449

See Notes to Financial Statements.

PGIM Day One Underlying Funds 95

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont'd.)
Air Products & Chemicals, Inc.	370	$88,323
Albemarle Corp.	181	14,531
American Vanguard Corp.	30	560
Ashland Global Holdings, Inc.	102	7,546
Balchem Corp.	50	5,401
Cabot Corp.	90	3,586
Celanese Corp.	210	21,735
CF Industries Holdings, Inc.	360	14,501
Chemours Co. (The)	258	3,578
Corteva, Inc.	1,201	34,733
Dow, Inc.	1,211	55,791
DuPont de Nemours, Inc.	1,231	63,003
Eastman Chemical Co.	230	16,392
Ecolab, Inc.	418	81,974
Ferro Corp.*	100	1,368
FMC Corp.	215	20,552
FutureFuel Corp.	30	329
GCP Applied Technologies, Inc.*	80	1,778
Hawkins, Inc.	10	418
HB Fuller Co.	70	3,235
Ingevity Corp.*	62	4,044
Innophos Holdings, Inc.	30	959
Innospec, Inc.	36	3,626
International Flavors & Fragrances, Inc.	193	25,304
Koppers Holdings, Inc.*	20	628
Kraton Corp.*	52	855
Linde PLC (United Kingdom)	898	182,411
Livent Corp.*	191	1,797
LSB Industries, Inc.*	50	151
LyondellBasell Industries NV (Class A Stock)	420	32,701
Minerals Technologies, Inc.	54	2,923
Mosaic Co. (The)	530	10,515
NewMarket Corp.	15	6,594
Olin Corp.	240	3,569
PolyOne Corp.	137	4,546
PPG Industries, Inc.	393	47,097
Quaker Chemical Corp.	20	3,320
Rayonier Advanced Materials, Inc.	60	185
RPM International, Inc.	210	14,988
Scotts Miracle-Gro Co. (The)	70	8,592
Sensient Technologies Corp.	70	4,182
Sherwin-Williams Co. (The)	139	77,422

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont'd.)
Stepan Co.	48	$4,735
Tredegar Corp.	20	407
Trinseo SA	60	1,723
Valvoline, Inc.	292	6,155
		889,212
Commercial Services & Supplies 0.5%
ABM Industries, Inc.	100	3,814
Brady Corp. (Class A Stock)	80	4,430
Brink's Co. (The)	80	6,735
Cintas Corp.	146	40,730
Clean Harbors, Inc.*	85	6,989
Copart, Inc.*	340	34,496
Deluxe Corp.	70	3,374
Harsco Corp.*	90	1,341
Healthcare Services Group, Inc.	100	2,560
Herman Miller, Inc.	106	4,097
HNI Corp.	50	1,799
Interface, Inc.	60	965
KAR Auction Services, Inc.	210	4,414
Matthews International Corp. (Class A Stock)	40	1,493
Mobile Mini, Inc.	60	2,504
MSA Safety, Inc.	63	8,543
Pitney Bowes, Inc.	210	785
Republic Services, Inc.	360	34,218
Rollins, Inc.	230	8,728
RR Donnelley & Sons Co.	30	72
Stericycle, Inc.*	146	9,151
Team, Inc.*	20	272
Tetra Tech, Inc.	100	8,560
UniFirst Corp.	30	6,118
US Ecology, Inc.	30	1,620
Viad Corp.	30	1,950
Waste Management, Inc.	657	79,957
		279,715
Communications Equipment 0.9%
ADTRAN, Inc.	20	181
Applied Optoelectronics, Inc.*	20	226
Arista Networks, Inc.*	96	21,441

See Notes to Financial Statements.

PGIM Day One Underlying Funds 97

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont'd.)
CalAmp Corp.*	30	$289
Ciena Corp.*	256	10,411
Cisco Systems, Inc.	7,036	323,445
Comtech Telecommunications Corp.	32	925
Digi International, Inc.*	30	474
Extreme Networks, Inc.*	120	708
F5 Networks, Inc.*	108	13,189
Harmonic, Inc.*	50	352
InterDigital, Inc.	60	3,315
Juniper Networks, Inc.	540	12,387
Lumentum Holdings, Inc.*	130	9,850
Motorola Solutions, Inc.	283	50,091
NETGEAR, Inc.*	50	1,286
NetScout Systems, Inc.*	100	2,571
Plantronics, Inc.	52	1,493
ViaSat, Inc.*	95	6,047
Viavi Solutions, Inc.*	360	5,076
		463,757
Construction & Engineering 0.1%
AECOM*	244	11,768
Aegion Corp.*	20	418
Arcosa, Inc.	73	3,194
Comfort Systems USA, Inc.	57	2,645
Dycom Industries, Inc.*	48	1,940
EMCOR Group, Inc.	100	8,217
Fluor Corp.	200	3,578
Granite Construction, Inc.	60	1,628
Jacobs Engineering Group, Inc.	220	20,357
MasTec, Inc.*	110	6,352
MYR Group, Inc.*	20	574
Quanta Services, Inc.	220	8,613
Valmont Industries, Inc.	35	4,972
		74,256
Construction Materials 0.1%
Eagle Materials, Inc.	73	6,656
Martin Marietta Materials, Inc.	105	27,699

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont'd.)
U.S. Concrete, Inc.*	20	$712
Vulcan Materials Co.	226	32,008
		67,075
Consumer Finance 0.6%
American Express Co.	1,126	146,234
Capital One Financial Corp.	775	77,345
Discover Financial Services	524	39,368
Encore Capital Group, Inc.*	50	1,697
Enova International, Inc.*	40	1,002
EZCORP, Inc. (Class A Stock)*	40	249
FirstCash, Inc.	82	7,132
Green Dot Corp. (Class A Stock)*	80	2,406
Navient Corp.	310	4,458
PRA Group, Inc.*	60	2,122
SLM Corp.	620	6,770
Synchrony Financial	980	31,762
World Acceptance Corp.*	10	865
		321,410
Containers & Packaging 0.4%
Amcor PLC	2,565	27,163
AptarGroup, Inc.	110	12,706
Avery Dennison Corp.	140	18,374
Ball Corp.	550	39,699
Greif, Inc. (Class A Stock)	40	1,617
International Paper Co.	630	25,653
Myers Industries, Inc.	35	566
O-I Glass, Inc.	230	2,903
Packaging Corp. of America	158	15,128
Sealed Air Corp.	260	9,230
Silgan Holdings, Inc.	110	3,395
Sonoco Products Co.	170	9,714
Westrock Co.	440	17,160
		183,308
Distributors 0.1%
Core-Mark Holding Co., Inc.	60	1,406
Genuine Parts Co.	242	22,644

See Notes to Financial Statements.

PGIM Day One Underlying Funds 99

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Distributors (cont'd.)
LKQ Corp.*	490	$16,016
Pool Corp.	67	14,693
		54,759
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	90	3,106
American Public Education, Inc.*	20	477
Graham Holdings Co. (Class B Stock)	7	3,845
Grand Canyon Education, Inc.*	80	6,262
H&R Block, Inc.	310	7,192
Perdoceo Education Corp.*	90	1,600
Regis Corp.*	30	466
Service Corp. International	290	13,905
Strategic Education, Inc.	39	6,329
WW International, Inc.*	70	2,309
		45,491

Diversified Financial Services 1.4%

Berkshire Hathaway, Inc. (Class B Stock)*	3,245	728,275
FGL Holdings	200	1,930
Jefferies Financial Group, Inc.	386	8,353
		738,558
Diversified Telecommunication Services 1.7%
AT&T, Inc.	12,112	455,653
ATN International, Inc.	20	1,157
CenturyLink, Inc.	1,588	21,692
Cincinnati Bell, Inc.*	40	548
Cogent Communications Holdings, Inc.	60	4,256
Consolidated Communications Holdings, Inc.	60	290
Iridium Communications, Inc.*	130	3,322
Verizon Communications, Inc.	6,864	407,996
Vonage Holdings Corp.*	340	3,016
		897,930
Electric Utilities 2.0%
ALLETE, Inc.	80	6,678
Alliant Energy Corp.	390	23,150
American Electric Power Co., Inc.	826	86,086

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont'd.)
Duke Energy Corp.	1,218	$118,913
Edison International	590	45,165
El Paso Electric Co.	60	4,085
Entergy Corp.	330	43,402
Evergy, Inc.	391	28,215
Eversource Energy	548	50,657
Exelon Corp.	1,622	77,191
FirstEnergy Corp.	900	45,711
Hawaiian Electric Industries, Inc.	190	9,293
IDACORP, Inc.	80	8,975
NextEra Energy, Inc.	817	219,120
OGE Energy Corp.	313	14,351
Pinnacle West Capital Corp.	192	18,757
PNM Resources, Inc.	140	7,592
PPL Corp.	1,194	43,211
Southern Co. (The)	1,746	122,918
Xcel Energy, Inc.	860	59,503
		1,032,973
Electrical Equipment 0.5%
Acuity Brands, Inc.	73	8,605
AMETEK, Inc.	390	37,888
AZZ, Inc.	30	1,238
Eaton Corp. PLC	688	64,995
Emerson Electric Co.	1,030	73,779
Encore Wire Corp.	42	2,281
EnerSys	65	4,677
Hubbell, Inc.	96	13,750
nVent Electric PLC	240	5,976
Powell Industries, Inc.	10	413
Regal Beloit Corp.	70	5,492
Rockwell Automation, Inc.	200	38,332
Vicor Corp.*	30	1,502
		258,928
Electronic Equipment, Instruments & Components	0.8%
Amphenol Corp. (Class A Stock)	502	49,934
Anixter International, Inc.*	62	6,051
Arlo Technologies, Inc.*	99	423
Arrow Electronics, Inc.*	130	9,872

See Notes to Financial Statements.

PGIM Day One Underlying Funds 101

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont'd.)
Avnet, Inc.	180	$6,568
Badger Meter, Inc.	40	2,362
Bel Fuse, Inc. (Class B Stock)	20	346
Belden, Inc.	60	2,956
Benchmark Electronics, Inc.	50	1,539
CDW Corp.	240	31,308
Cognex Corp.	270	13,762
Coherent, Inc.*	40	5,657
Corning, Inc.	1,250	33,362
CTS Corp.	40	1,172
Daktronics, Inc.	50	295
ePlus, Inc.*	36	2,870
Fabrinet (Thailand)*	60	3,782
FARO Technologies, Inc.*	20	1,033
FLIR Systems, Inc.	220	11,339
II-VI, Inc.*	117	3,937
Insight Enterprises, Inc.*	60	3,952
IPG Photonics Corp.*	62	7,916
Itron, Inc.*	70	5,723
Jabil, Inc.	210	8,167
KEMET Corp.	95	2,474
Keysight Technologies, Inc.*	325	30,222
Knowles Corp.*	130	2,565
Littelfuse, Inc.	41	7,253
Methode Electronics, Inc.	66	2,162
MTS Systems Corp.	40	2,028
National Instruments Corp.	190	8,480
OSI Systems, Inc.*	26	2,250
PC Connection, Inc.	20	997
Plexus Corp.*	57	4,054
Rogers Corp.*	32	3,768
Sanmina Corp.*	110	3,502
ScanSource, Inc.*	40	1,396
SYNNEX Corp.	71	9,781
TE Connectivity Ltd.	554	51,068
Tech Data Corp.*	62	8,924
Trimble, Inc.*	400	17,008
TTM Technologies, Inc.*	150	2,159
Vishay Intertechnology, Inc.	160	3,246
Zebra Technologies Corp. (Class A Stock)*	98	23,424
		401,087

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services 0.4%
Apergy Corp.*	106	$2,741
Archrock, Inc.	110	918
Baker Hughes Co.	1,020	22,093
Core Laboratories NV	65	2,283
Diamond Offshore Drilling, Inc.*	50	232
DMC Global, Inc.	20	837
Dril-Quip, Inc.*	50	2,045
Era Group, Inc.*	30	298
Exterran Corp.*	18	97
Geospace Technologies Corp.*	20	268
Halliburton Co.	1,414	30,839
Helix Energy Solutions Group, Inc.*	140	1,168
Helmerich & Payne, Inc.	180	7,299
KLX Energy Services Holdings, Inc.*	28	113
Matrix Service Co.*	40	805
Nabors Industries Ltd.	437	905
National Oilwell Varco, Inc.	620	12,778
Newpark Resources, Inc.*	60	300
Noble Corp. PLC*	350	283
Oceaneering International, Inc.*	120	1,489
Oil States International, Inc.*	70	755
Patterson-UTI Energy, Inc.	260	2,064
ProPetro Holding Corp.*	85	828
RPC, Inc.	90	408
Schlumberger Ltd.	2,283	76,503
SEACOR Holdings, Inc.*	25	940
TechnipFMC PLC (United Kingdom)	660	10,897
TETRA Technologies, Inc.*	150	230
Transocean Ltd.*	830	3,785
US Silica Holdings, Inc.	80	411
Valaris PLC	257	1,313
		185,925
Entertainment 1.6%
Activision Blizzard, Inc.	1,272	74,387
Cinemark Holdings, Inc.	165	5,199
Electronic Arts, Inc.*	499	53,852
Glu Mobile, Inc.*	190	1,121
Live Nation Entertainment, Inc.*	240	16,358
Marcus Corp. (The)	20	583
Netflix, Inc.*	728	251,226

See Notes to Financial Statements.

PGIM Day One Underlying Funds 103

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Entertainment (cont'd.)
Take-Two Interactive Software, Inc.*	190	$23,682
Walt Disney Co. (The)	2,993	413,962
World Wrestling Entertainment, Inc. (Class A Stock)	80	3,910
		844,280
Equity Real Estate Investment Trusts (REITs) 3.3%
Acadia Realty Trust	110	2,730
Agree Realty Corp.	70	5,315
Alexander & Baldwin, Inc.	82	1,793
Alexandria Real Estate Equities, Inc.	208	33,946
American Assets Trust, Inc.	70	3,189
American Campus Communities, Inc.	230	10,550
American Tower Corp.	743	172,183
Apartment Investment & Management Co. (Class A Stock)	239	12,598
Armada Hoffler Properties, Inc.	35	642
AvalonBay Communities, Inc.	239	51,789
Boston Properties, Inc.	254	36,411
Brixmor Property Group, Inc.	480	9,581
Camden Property Trust	176	19,788
CareTrust REIT, Inc.	130	2,883
CBL & Associates Properties, Inc.	85	71
Cedar Realty Trust, Inc.	70	182
Chatham Lodging Trust	25	409
Community Healthcare Trust, Inc.	20	943
CoreCivic, Inc.	140	2,233
CoreSite Realty Corp.	61	7,164
Corporate Office Properties Trust	180	5,359
Cousins Properties, Inc.	245	10,028
Crown Castle International Corp.	696	104,289
CyrusOne, Inc.	180	10,953
DiamondRock Hospitality Co.	250	2,418
Digital Realty Trust, Inc.	360	44,276
Diversified Healthcare Trust	310	2,393
Douglas Emmett, Inc.	260	10,790
Duke Realty Corp.	580	21,060
Easterly Government Properties, Inc.	85	2,058
EastGroup Properties, Inc.	62	8,436
EPR Properties	130	9,278
Equinix, Inc.	143	84,331
Equity Residential	584	48,519
Essential Properties Realty Trust, Inc.	140	3,865

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont'd.)
Essex Property Trust, Inc.	112	$34,693
Extra Space Storage, Inc.	229	25,346
Federal Realty Investment Trust	123	15,377
First Industrial Realty Trust, Inc.	190	8,113
Four Corners Property Trust, Inc.	90	2,726
Franklin Street Properties Corp.	170	1,292
GEO Group, Inc. (The)	155	2,449
Getty Realty Corp.	55	1,734
Global Net Lease, Inc.	110	2,280
Healthcare Realty Trust, Inc.	215	7,753
Healthpeak Properties, Inc.	800	28,792
Hersha Hospitality Trust	20	259
Highwoods Properties, Inc.	160	8,018
Host Hotels & Resorts, Inc.	1,150	18,791
Independence Realty Trust, Inc.	140	2,054
Industrial Logistics Properties Trust	100	2,289
Innovative Industrial Properties, Inc.	33	2,954
Iron Mountain, Inc.	470	14,857
iStar, Inc.	90	1,310
JBG SMITH Properties	200	8,110
Kilroy Realty Corp.	160	13,211
Kimco Realty Corp.	660	12,573
Kite Realty Group Trust	80	1,376
Lamar Advertising Co. (Class A Stock)	150	13,921
Lexington Realty Trust	400	4,428
Liberty Property Trust	264	16,540
Life Storage, Inc.	75	8,488
LTC Properties, Inc.	60	2,770
Macerich Co. (The)	166	3,703
Mack-Cali Realty Corp.	130	2,855
Medical Properties Trust, Inc.	800	17,720
Mid-America Apartment Communities, Inc.	194	26,619
National Retail Properties, Inc.	284	15,904
National Storage Affiliates Trust	90	3,073
NexPoint Residential Trust, Inc.	40	1,952
Office Properties Income Trust	63	2,144
Omega Healthcare Investors, Inc.	340	14,263
Park Hotels & Resorts, Inc.	350	7,679
Pebblebrook Hotel Trust	190	4,507
Pennsylvania Real Estate Investment Trust	20	79
PotlatchDeltic Corp.	93	3,999
Prologis, Inc.	1,062	98,639

See Notes to Financial Statements.

PGIM Day One Underlying Funds 105

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont'd.)
PS Business Parks, Inc.	36	$6,032
Public Storage	257	57,506
Rayonier, Inc.	190	5,772
Realty Income Corp.	546	42,812
Regency Centers Corp.	281	17,433
Retail Opportunity Investments Corp.	150	2,486
RPT Realty	80	1,116
Sabra Health Care REIT, Inc.	273	5,869
Safehold, Inc.	20	899
Saul Centers, Inc.	10	494
SBA Communications Corp.	191	47,666
Service Properties Trust	240	5,179
Simon Property Group, Inc.	514	68,439
SL Green Realty Corp.	137	12,609
Spirit Realty Capital, Inc.	170	8,973
Summit Hotel Properties, Inc.	95	1,054
Tanger Factory Outlet Centers, Inc.	130	1,902
Taubman Centers, Inc.	100	2,642
UDR, Inc.	495	23,715
Uniti Group, Inc.	250	1,583
Universal Health Realty Income Trust	26	3,207
Urban Edge Properties	150	2,759
Urstadt Biddle Properties, Inc. (Class A Stock)	20	453
Ventas, Inc.	606	35,063
Vornado Realty Trust	270	17,758
Washington Prime Group, Inc.	130	391
Washington Real Estate Investment Trust	100	3,044
Weingarten Realty Investors	180	5,238
Welltower, Inc.	678	57,569
Weyerhaeuser Co.	1,200	34,740
Whitestone REIT	30	393
Xenia Hotels & Resorts, Inc.	160	2,990
		1,685,879
Food & Staples Retailing 1.3%
Andersons, Inc. (The)	33	746
BJ's Wholesale Club Holdings, Inc.*	190	3,899
Casey's General Stores, Inc.	60	9,652
Chefs' Warehouse, Inc. (The)*	30	1,092
Costco Wholesale Corp.	734	224,252
Kroger Co. (The)	1,322	35,509

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont'd.)
PriceSmart, Inc.	30	$1,838
SpartanNash Co.	20	244
Sprouts Farmers Market, Inc.*	170	2,657
Sysco Corp.	852	69,983
United Natural Foods, Inc.*	50	360
Walgreens Boots Alliance, Inc.	1,244	63,257
Walmart, Inc.	2,351	269,166
		682,655
Food Products 1.1%
Archer-Daniels-Midland Co.	920	41,179
B&G Foods, Inc.	96	1,542
Calavo Growers, Inc.	30	2,298
Cal-Maine Foods, Inc.	43	1,535
Campbell Soup Co.	280	13,549
Conagra Brands, Inc.	776	25,546
Darling Ingredients, Inc.*	240	6,511
Flowers Foods, Inc.	310	6,674
Fresh Del Monte Produce, Inc.	50	1,569
General Mills, Inc.	1,010	52,742
Hain Celestial Group, Inc. (The)*	110	2,663
Hershey Co. (The)	245	38,017
Hormel Foods Corp.	450	21,267
Ingredion, Inc.	108	9,504
J&J Snack Foods Corp.	24	3,980
J.M. Smucker Co. (The)	192	19,893
John B. Sanfilippo & Son, Inc.	10	843
Kellogg Co.	430	29,330
Kraft Heinz Co. (The)	1,008	29,434
Lamb Weston Holdings, Inc.	240	21,914
Lancaster Colony Corp.	35	5,413
McCormick & Co., Inc.	210	34,308
Mondelez International, Inc. (Class A Stock)	2,376	136,335
Pilgrim's Pride Corp.*	80	2,084
Post Holdings, Inc.*	110	11,503
Sanderson Farms, Inc.	35	4,819
Seneca Foods Corp. (Class A Stock)*	16	633
Tootsie Roll Industries, Inc.	20	682

See Notes to Financial Statements.

PGIM Day One Underlying Funds 107

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont'd.)
TreeHouse Foods, Inc.*	98	$4,371
Tyson Foods, Inc. (Class A Stock)	502	41,480
		571,618
Gas Utilities 0.1%
Atmos Energy Corp.	196	22,938
National Fuel Gas Co.	130	5,615
New Jersey Resources Corp.	140	5,785
Northwest Natural Holding Co.	56	4,109
ONE Gas, Inc.	86	8,127
South Jersey Industries, Inc.	130	4,004
Southwest Gas Holdings, Inc.	86	6,494
Spire, Inc.	86	7,252
UGI Corp.	350	14,556
		78,880
Health Care Equipment & Supplies	3.4%
Abbott Laboratories	2,938	256,017
ABIOMED, Inc.*	77	14,344
Align Technology, Inc.*	123	31,623
AngioDynamics, Inc.*	30	413
Avanos Medical, Inc.*	70	1,928
Baxter International, Inc.	850	75,837
Becton, Dickinson & Co.	452	124,381
Boston Scientific Corp.*	2,300	96,301
Cantel Medical Corp.	60	3,904
Cardiovascular Systems, Inc.*	50	2,270
CONMED Corp.	50	5,084
Cooper Cos., Inc. (The)	85	29,486
CryoLife, Inc.*	30	892
Cutera, Inc.*	10	282
Danaher Corp.	1,067	171,648
Dentsply Sirona, Inc.	380	21,280
Edwards Lifesciences Corp.*	348	76,511
Globus Medical, Inc. (Class A Stock)*	122	6,378
Haemonetics Corp.*	90	9,665
Heska Corp.*	7	701
Hill-Rom Holdings, Inc.	110	11,714
Hologic, Inc.*	440	23,549
ICU Medical, Inc.*	40	7,299

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont'd.)
IDEXX Laboratories, Inc.*	148	$40,109
Inogen, Inc.*	26	1,151
Integer Holdings Corp.*	60	5,124
Integra LifeSciences Holdings Corp.*	115	6,330
Intuitive Surgical, Inc.*	193	108,038
Invacare Corp.	40	308
Lantheus Holdings, Inc.*	40	700
LeMaitre Vascular, Inc.	17	612
LivaNova PLC*	75	5,098
Masimo Corp.*	87	14,842
Medtronic PLC	2,226	256,969
Meridian Bioscience, Inc.	44	433
Merit Medical Systems, Inc.*	86	3,132
Mesa Laboratories, Inc.	10	2,624
Natus Medical, Inc.*	40	1,252
Neogen Corp.*	93	6,256
NuVasive, Inc.*	85	6,555
OraSure Technologies, Inc.*	25	176
Orthofix Medical, Inc.*	30	1,298
Penumbra, Inc.*	55	9,650
ResMed, Inc.	246	39,107
STERIS PLC	143	21,549
Stryker Corp.	542	114,199
Surmodics, Inc.*	20	788
Tactile Systems Technology, Inc.*	41	2,304
Teleflex, Inc.	77	28,606
Varex Imaging Corp.*	39	1,078
Varian Medical Systems, Inc.*	150	21,086
West Pharmaceutical Services, Inc.	130	20,274
Zimmer Biomet Holdings, Inc.	340	50,286
		1,741,441
Health Care Providers & Services	2.5%
Acadia Healthcare Co., Inc.*	135	4,338
Addus HomeCare Corp.*	18	1,698
Amedisys, Inc.*	56	9,884
AmerisourceBergen Corp.	256	21,903
AMN Healthcare Services, Inc.*	80	5,390
Anthem, Inc.	429	113,805
BioTelemetry, Inc.*	59	2,886
Cardinal Health, Inc.	480	24,581

See Notes to Financial Statements.

PGIM Day One Underlying Funds 109

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont'd.)
Centene Corp.*	1,014	$63,689
Chemed Corp.	31	14,478
Cigna Corp.	624	120,045
Community Health Systems, Inc.*	60	257
CorVel Corp.*	14	1,282
Covetrus, Inc.*	142	1,747
Cross Country Healthcare, Inc.*	30	297
CVS Health Corp.	2,173	147,373
DaVita, Inc.*	150	11,981
Diplomat Pharmacy, Inc.*	40	159
Encompass Health Corp.	170	13,095
Ensign Group, Inc. (The)	80	3,616
Hanger, Inc.*	60	1,466
HCA Healthcare, Inc.	439	60,933
HealthEquity, Inc.*	110	7,267
Henry Schein, Inc.*	248	17,097
Humana, Inc.	220	73,973
Laboratory Corp. of America Holdings*	165	28,941
LHC Group, Inc.*	49	7,142
Magellan Health, Inc.*	34	2,489
McKesson Corp.	311	44,352
MEDNAX, Inc.*	130	2,999
Molina Healthcare, Inc.*	110	13,527
Owens & Minor, Inc.	30	188
Patterson Cos., Inc.	94	2,069
Pennant Group, Inc. (The)*	40	1,056
Providence Service Corp. (The)*	16	1,038
Quest Diagnostics, Inc.	224	24,790
RadNet, Inc.*	60	1,354
Select Medical Holdings Corp.*	160	3,654
Tenet Healthcare Corp.*	160	5,062
Tivity Health, Inc.*	56	1,212
UnitedHealth Group, Inc.	1,577	429,654
Universal Health Services, Inc. (Class B Stock)	140	19,195
US Physical Therapy, Inc.	20	2,343
		1,314,305
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	230	1,973
Cerner Corp.	530	38,070
Computer Programs & Systems, Inc.	20	520

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology (cont'd.)
HealthStream, Inc.*	20	$511
HMS Holdings Corp.*	140	3,825
NextGen Healthcare, Inc.*	30	416
Omnicell, Inc.*	66	5,364
Tabula Rasa HealthCare, Inc.*	40	2,323
		53,002
Hotels, Restaurants & Leisure 1.9%
BJ's Restaurants, Inc.	30	1,193
Bloomin' Brands, Inc.	130	2,700
Boyd Gaming Corp.	102	3,045
Brinker International, Inc.	70	2,988
Caesars Entertainment Corp.*	880	12,030
Carnival Corp.	650	28,294
Cheesecake Factory, Inc. (The)	70	2,688
Chipotle Mexican Grill, Inc.*	45	39,004
Choice Hotels International, Inc.	50	5,010
Churchill Downs, Inc.	57	8,230
Chuy's Holdings, Inc.*	20	491
Cracker Barrel Old Country Store, Inc.	42	6,423
Darden Restaurants, Inc.	200	23,286
Dave & Buster's Entertainment, Inc.	50	2,208
Dine Brands Global, Inc.	30	2,558
Domino's Pizza, Inc.	68	19,159
Dunkin' Brands Group, Inc.	132	10,308
El Pollo Loco Holdings, Inc.*	31	427
Eldorado Resorts, Inc.*	100	5,978
Fiesta Restaurant Group, Inc.*	30	298
Hilton Worldwide Holdings, Inc.	483	52,067
Jack in the Box, Inc.	50	4,087
Las Vegas Sands Corp.	560	36,574
Marriott International, Inc. (Class A Stock)	455	63,727
Marriott Vacations Worldwide Corp.	66	7,936
McDonald's Corp.	1,258	269,174
MGM Resorts International	842	26,153
Monarch Casino & Resort, Inc.*	20	1,074
Norwegian Cruise Line Holdings Ltd.*	356	19,171
Papa John's International, Inc.	36	2,332
Penn National Gaming, Inc.*	190	5,668
Red Robin Gourmet Burgers, Inc.*	10	329
Royal Caribbean Cruises Ltd.	300	35,124

See Notes to Financial Statements.

PGIM Day One Underlying Funds 111

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont'd.)
Ruth's Hospitality Group, Inc.	30	$615
Scientific Games Corp.*	80	1,987
Shake Shack, Inc. (Class A Stock)*	48	3,238
Six Flags Entertainment Corp.	140	5,338
Starbucks Corp.	1,959	166,182
Texas Roadhouse, Inc.	100	6,250
Wendy's Co. (The)	270	5,851
Wingstop, Inc.	48	4,453
Wyndham Destinations, Inc.	140	6,794
Wyndham Hotels & Resorts, Inc.	150	8,575
Wynn Resorts Ltd.	158	19,933
Yum! Brands, Inc.	517	54,683
		983,633
Household Durables 0.5%
Cavco Industries, Inc.*	14	3,136
Century Communities, Inc.*	40	1,187
D.R. Horton, Inc.	550	32,560
Ethan Allen Interiors, Inc.	20	323
Garmin Ltd.	236	22,880
Helen of Troy Ltd.*	50	9,452
Installed Building Products, Inc.*	48	3,558
iRobot Corp.*	45	2,117
KB Home	120	4,506
La-Z-Boy, Inc.	80	2,451
Leggett & Platt, Inc.	210	9,994
Lennar Corp. (Class A Stock)	472	31,322
LGI Homes, Inc.*	32	2,552
M/I Homes, Inc.*	46	2,042
MDC Holdings, Inc.	87	3,666
Meritage Homes Corp.*	60	4,258
Mohawk Industries, Inc.*	107	14,090
Newell Brands, Inc.	586	11,444
NVR, Inc.*	6	22,902
PulteGroup, Inc.	410	18,306
Tempur Sealy International, Inc.*	90	8,246
Toll Brothers, Inc.	210	9,316
TopBuild Corp.*	62	7,100
TRI Pointe Group, Inc.*	185	3,008
Tupperware Brands Corp.	80	501
Universal Electronics, Inc.*	30	1,486

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont'd.)
Whirlpool Corp.	106	$15,494
William Lyon Homes (Class A Stock)*	15	348
		248,245
Household Products 1.5%
Central Garden & Pet Co.*	20	644
Central Garden & Pet Co. (Class A Stock)*	48	1,438
Church & Dwight Co., Inc.	407	30,207
Clorox Co. (The)	212	33,350
Colgate-Palmolive Co.	1,440	106,243
Energizer Holdings, Inc.	106	4,904
Kimberly-Clark Corp.	582	83,366
Procter & Gamble Co. (The)	4,136	515,428
WD-40 Co.	23	4,297
		779,877
Independent Power & Renewable Electricity Producers	0.1%
AES Corp.	1,070	21,250
NRG Energy, Inc.	420	15,494
		36,744
Industrial Conglomerates 1.2%
3M Co.	962	152,631
Carlisle Cos., Inc.	95	14,842
General Electric Co.	14,370	178,907
Honeywell International, Inc.	1,186	205,439
Raven Industries, Inc.	40	1,254
Roper Technologies, Inc.	176	67,172
		620,245
Insurance 2.4%
Aflac, Inc.	1,208	62,297
Alleghany Corp.*	27	21,537
Allstate Corp. (The)	540	64,012
Ambac Financial Group, Inc.*	55	1,179
American Equity Investment Life Holding Co.	130	3,433
American Financial Group, Inc.	128	13,925
American International Group, Inc.	1,450	72,877
AMERISAFE, Inc.	34	2,326

See Notes to Financial Statements.

PGIM Day One Underlying Funds 113

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont'd.)
Aon PLC	392	$86,338
Arthur J Gallagher & Co.	310	31,797
Assurant, Inc.	100	13,056
Brighthouse Financial, Inc.*	180	7,002
Brown & Brown, Inc.	370	16,613
Chubb Ltd.	759	115,360
Cincinnati Financial Corp.	264	27,707
CNO Financial Group, Inc.	220	3,870
eHealth, Inc.*	30	3,155
Employers Holdings, Inc.	36	1,535
Everest Re Group Ltd.	76	21,019
First American Financial Corp.	190	11,776
Genworth Financial, Inc. (Class A Stock)*	800	3,280
Globe Life, Inc.	167	17,411
Hanover Insurance Group, Inc. (The)	68	9,423
Hartford Financial Services Group, Inc. (The)	600	35,568
HCI Group, Inc.	14	620
Horace Mann Educators Corp.	60	2,581
James River Group Holdings Ltd.	45	1,932
Kemper Corp.	101	7,516
Kinsale Capital Group, Inc.	30	3,427
Lincoln National Corp.	330	17,978
Loews Corp.	426	21,918
Marsh & McLennan Cos., Inc.	838	93,739
Mercury General Corp.	40	1,964
MetLife, Inc.	1,290	64,126
Old Republic International Corp.	450	10,148
Primerica, Inc.	70	8,299
Principal Financial Group, Inc.	420	22,239
ProAssurance Corp.	90	2,733
Progressive Corp. (The)	978	78,915
Prudential Financial, Inc.(g)	670	61,010
Reinsurance Group of America, Inc.	102	14,693
RenaissanceRe Holdings Ltd. (Bermuda)	79	14,966
RLI Corp.	80	7,441
Safety Insurance Group, Inc.	28	2,578
Selective Insurance Group, Inc.	100	6,625
Stewart Information Services Corp.	23	960
Third Point Reinsurance Ltd. (Bermuda)*	80	871
Travelers Cos., Inc. (The)	428	56,333
United Fire Group, Inc.	35	1,549
United Insurance Holdings Corp.	30	304

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont'd.)
Universal Insurance Holdings, Inc.	50	$1,217
Unum Group	325	8,674
W.R. Berkley Corp.	233	17,133
Willis Towers Watson PLC	216	45,639
		1,224,624
Interactive Media & Services 4.4%
Alphabet, Inc. (Class A Stock)*	498	713,524
Alphabet, Inc. (Class C Stock)*	498	714,247
Care.com, Inc.*	40	599
Facebook, Inc. (Class A Stock)*	3,999	807,438
QuinStreet, Inc.*	70	907
TripAdvisor, Inc.	150	4,098
Twitter, Inc.*	1,300	42,224
Yelp, Inc.*	110	3,586
		2,286,623
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.*	691	1,388,026
Booking Holdings, Inc.*	71	129,969
eBay, Inc.	1,260	42,286
Etsy, Inc.*	200	9,762
Expedia Group, Inc.	231	25,052
Grubhub, Inc.*	150	8,122
Liquidity Services, Inc.*	50	266
PetMed Express, Inc.	20	504
Shutterstock, Inc.*	20	867
Stamps.com, Inc.*	33	2,458
		1,607,312
IT Services 5.0%
Accenture PLC (Class A Stock)	1,058	217,112
Akamai Technologies, Inc.*	270	25,205
Alliance Data Systems Corp.	75	7,709
Automatic Data Processing, Inc.	722	123,744
Broadridge Financial Solutions, Inc.	188	22,400
CACI International, Inc. (Class A Stock)*	46	12,302
Cardtronics PLC (Class A Stock)*	44	1,980
Cognizant Technology Solutions Corp. (Class A Stock)	910	55,856

See Notes to Financial Statements.

PGIM Day One Underlying Funds 115

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont'd.)
CoreLogic, Inc.	140	$6,510
CSG Systems International, Inc.	50	2,491
DXC Technology Co.	423	13,485
EVERTEC, Inc. (Puerto Rico)	100	3,357
ExlService Holdings, Inc.*	54	3,948
Fidelity National Information Services, Inc.	1,025	147,251
Fiserv, Inc.*	950	112,680
FleetCor Technologies, Inc.*	144	45,393
Gartner, Inc.*	150	24,117
Global Payments, Inc.	506	98,898
International Business Machines Corp.	1,475	212,002
Jack Henry & Associates, Inc.	130	19,440
KBR, Inc.	220	5,984
Leidos Holdings, Inc.	230	23,108
LiveRamp Holdings, Inc.*	110	4,426
ManTech International Corp. (Class A Stock)	56	4,496
Mastercard, Inc. (Class A Stock)	1,476	466,327
MAXIMUS, Inc.	110	7,893
NIC, Inc.	70	1,381
Paychex, Inc.	534	45,801
PayPal Holdings, Inc.*	1,952	222,313
Perficient, Inc.*	40	1,988
Perspecta, Inc.	221	6,203
Sabre Corp.	395	8,508
Science Applications International Corp.	79	6,934
Sykes Enterprises, Inc.*	40	1,344
TTEC Holdings, Inc.	20	794
Unisys Corp.*	60	583
VeriSign, Inc.*	171	35,592
Virtusa Corp.*	40	1,666
Visa, Inc. (Class A Stock)	2,843	565,672
Western Union Co. (The)	650	17,485
WEX, Inc.*	73	15,835
		2,600,213
Leisure Products 0.1%
Brunswick Corp.	140	8,799
Callaway Golf Co.	110	2,356
Hasbro, Inc.	220	22,411
Mattel, Inc.*	490	7,169
Polaris, Inc.	92	8,449

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont'd.)
Sturm Ruger & Co., Inc.	34	$1,684
Vista Outdoor, Inc.*	90	669
		51,537
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	520	42,931
Bio-Rad Laboratories, Inc. (Class A Stock)*	40	14,437
Bio-Techne Corp.	67	14,068
Charles River Laboratories International, Inc.*	80	12,366
Illumina, Inc.*	252	73,098
IQVIA Holdings, Inc.*	305	47,351
Luminex Corp.	43	975
Medpace Holdings, Inc.*	40	3,422
Mettler-Toledo International, Inc.*	43	32,559
NeoGenomics, Inc.*	140	4,512
PerkinElmer, Inc.	188	17,386
PRA Health Sciences, Inc.*	102	10,334
Repligen Corp.*	90	9,035
Syneos Health, Inc.*	110	6,750
Thermo Fisher Scientific, Inc.	667	208,898
Waters Corp.*	113	25,288
		523,410
Machinery 1.7%
AGCO Corp.	110	7,715
Alamo Group, Inc.	14	1,744
Albany International Corp. (Class A Stock)	50	3,489
Astec Industries, Inc.	30	1,237
Barnes Group, Inc.	70	4,422
Briggs & Stratton Corp.	20	73
Caterpillar, Inc.	930	122,156
Chart Industries, Inc.*	68	4,351
CIRCOR International, Inc.*	46	1,910
Colfax Corp.*	140	4,922
Crane Co.	84	7,179
Cummins, Inc.	256	40,952
Deere & Co.	524	83,096
Donaldson Co., Inc.	210	10,889
Dover Corp.	242	27,552
Enerpac Tool Group Corp.	70	1,618

See Notes to Financial Statements.

PGIM Day One Underlying Funds 117

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont'd.)
EnPro Industries, Inc.	30	$1,753
ESCO Technologies, Inc.	40	3,838
Federal Signal Corp.	100	3,216
Flowserve Corp.	200	9,336
Fortive Corp.	498	37,315
Franklin Electric Co., Inc.	63	3,634
Graco, Inc.	276	14,669
Greenbrier Cos., Inc. (The)	40	964
Hillenbrand, Inc.	114	3,309
IDEX Corp.	126	20,645
Illinois Tool Works, Inc.	485	84,865
Ingersoll-Rand PLC	396	52,759
ITT, Inc.	140	9,391
John Bean Technologies Corp.	50	5,650
Kennametal, Inc.	120	3,755
Lincoln Electric Holdings, Inc.	114	10,167
Lindsay Corp.	15	1,500
Lydall, Inc.*	10	204
Meritor, Inc.*	120	2,629
Mueller Industries, Inc.	90	2,625
Nordson Corp.	90	15,197
Oshkosh Corp.	118	10,153
PACCAR, Inc.	580	43,042
Parker-Hannifin Corp.	214	41,878
Pentair PLC	270	11,591
Proto Labs, Inc.*	47	4,865
Snap-on, Inc.	95	15,165
SPX Corp.*	70	3,435
SPX FLOW, Inc.*	60	2,624
Standex International Corp.	24	1,754
Stanley Black & Decker, Inc.	254	40,470
Tennant Co.	30	2,317
Terex Corp.	90	2,282
Timken Co. (The)	100	5,253
Titan International, Inc.	42	120
Toro Co. (The)	190	15,204
Trinity Industries, Inc.	140	2,846
Wabash National Corp.	30	348
Watts Water Technologies, Inc. (Class A Stock)	45	4,487
Westinghouse Air Brake Technologies Corp.	314	23,192

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont'd.)
Woodward, Inc.	90	$10,468
Xylem, Inc.	294	24,008
		876,228
Marine 0.0%
Kirby Corp.*	112	8,208
Matson, Inc.	70	2,521
		10,729

Media 1.3%

AMC Networks, Inc. (Class A Stock)*	70	2,561
Cable One, Inc.	10	17,040
Charter Communications, Inc. (Class A Stock)*	264	136,609
Comcast Corp. (Class A Stock)	7,526	325,048
Discovery, Inc. (Class A Stock)*	230	6,730
Discovery, Inc. (Class C Stock)*	550	15,273
DISH Network Corp. (Class A Stock)*	400	14,704
EW Scripps Co. (The) (Class A Stock)	50	607
Fox Corp. (Class A Stock)	560	20,765
Fox Corp. (Class B Stock)	270	9,809
Gannett Co., Inc.	105	642
Interpublic Group of Cos., Inc. (The)	600	13,620
John Wiley & Sons, Inc. (Class A Stock)	60	2,617
Meredith Corp.	60	1,803
New York Times Co. (The) (Class A Stock)	230	7,362
News Corp. (Class A Stock)	620	8,444
News Corp. (Class B Stock)	150	2,095
Omnicom Group, Inc.	360	27,112
Scholastic Corp.	30	989
TechTarget, Inc.*	30	762
TEGNA, Inc.	310	5,239
ViacomCBS, Inc. (Class B Stock)	881	30,069
		649,900
Metals & Mining 0.3%
AK Steel Holding Corp.*	290	800
Allegheny Technologies, Inc.*	185	3,191
Carpenter Technology Corp.	80	3,179
Century Aluminum Co.*	40	212

See Notes to Financial Statements.

PGIM Day One Underlying Funds 119

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont'd.)
Cleveland-Cliffs, Inc.	400	$2,808
Commercial Metals Co.	150	3,083
Compass Minerals International, Inc.	60	3,474
Freeport-McMoRan, Inc.	2,350	26,085
Haynes International, Inc.	16	429
Kaiser Aluminum Corp.	26	2,604
Materion Corp.	36	1,955
Newmont Corp.	1,350	60,831
Nucor Corp.	496	23,555
Olympic Steel, Inc.	20	294
Reliance Steel & Aluminum Co.	110	12,628
Royal Gold, Inc.	108	12,455
Steel Dynamics, Inc.	340	10,159
SunCoke Energy, Inc.	40	235
TimkenSteel Corp.*	30	191
United States Steel Corp.	260	2,358
Warrior Met Coal, Inc.	20	377
Worthington Industries, Inc.	50	1,839
		172,742
Mortgage Real Estate Investment Trusts (REITs)	0.0%
Apollo Commercial Real Estate Finance, Inc.	230	4,205
ARMOUR Residential REIT, Inc.	50	963
Capstead Mortgage Corp.	40	329
Granite Point Mortgage Trust, Inc.	60	1,097
Invesco Mortgage Capital, Inc.	220	3,848
KKR Real Estate Finance Trust, Inc.	40	842
New York Mortgage Trust, Inc.	375	2,381
PennyMac Mortgage Investment Trust	140	3,255
Ready Capital Corp.	50	816
Redwood Trust, Inc.	130	2,292
		20,028
Multiline Retail 0.4%
Big Lots, Inc.	50	1,353
Dillard's, Inc. (Class A Stock)	30	1,822
Dollar General Corp.	430	65,966
Dollar Tree, Inc.*	389	33,870
J.C. Penney Co., Inc.*	140	104
Kohl's Corp.	250	10,687

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont'd.)
Macy's, Inc.	450	$7,178
Nordstrom, Inc.	166	6,119
Ollie's Bargain Outlet Holdings, Inc.*	90	4,774
Target Corp.	854	94,572
		226,445
Multi-Utilities 1.0%
Ameren Corp.	420	34,461
Avista Corp.	120	6,102
Black Hills Corp.	100	8,303
CenterPoint Energy, Inc.	784	20,760
CMS Energy Corp.	460	31,514
Consolidated Edison, Inc.	562	52,828
Dominion Energy, Inc.	1,373	117,735
DTE Energy Co.	321	42,568
MDU Resources Group, Inc.	310	9,179
NiSource, Inc.	600	17,586
NorthWestern Corp.	90	6,927
Public Service Enterprise Group, Inc.	850	50,320
Sempra Energy	470	75,501
WEC Energy Group, Inc.	530	52,942
		526,726
Oil, Gas & Consumable Fuels 3.1%
Antero Midstream Corp.(a)	470	2,369
Apache Corp.	620	17,013
Bonanza Creek Energy, Inc.*	30	546
Cabot Oil & Gas Corp.	630	8,877
Callon Petroleum Co.*	635	1,905
Chesapeake Energy Corp.*	1,330	681
Chevron Corp.	3,144	336,848
Cimarex Energy Co.	166	7,286
CNX Resources Corp.*	280	2,024
Concho Resources, Inc.	338	25,614
ConocoPhillips	1,832	108,876
CONSOL Energy, Inc.*	55	447
Denbury Resources, Inc.*	610	601
Devon Energy Corp.	620	13,466
Diamondback Energy, Inc.	263	19,567
Dorian LPG Ltd.*	50	656

See Notes to Financial Statements.

PGIM Day One Underlying Funds 121

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont'd.)
EOG Resources, Inc.	969	$70,650
EQT Corp.	380	2,299
Equitrans Midstream Corp.	294	2,843
Exxon Mobil Corp.	7,022	436,207
Green Plains, Inc.	20	249
Gulfport Energy Corp.*	220	341
Hess Corp.	420	23,759
HighPoint Resources Corp.*	75	87
HollyFrontier Corp.	260	11,679
Kinder Morgan, Inc.	3,230	67,410
Laredo Petroleum, Inc.*	170	292
Marathon Oil Corp.	1,250	14,213
Marathon Petroleum Corp.	1,073	58,479
Matador Resources Co.*	145	2,127
Murphy Oil Corp.	210	4,402
Noble Energy, Inc.	730	14,432
Oasis Petroleum, Inc.*	380	855
Occidental Petroleum Corp.	1,490	59,183
ONEOK, Inc.	690	51,660
Par Pacific Holdings, Inc.*	20	402
PBF Energy, Inc. (Class A Stock)	145	3,959
PDC Energy, Inc.*	137	2,958
Penn Virginia Corp.*	20	427
Phillips 66	747	68,253
Pioneer Natural Resources Co.	281	37,935
QEP Resources, Inc.	300	951
Range Resources Corp.	280	840
Renewable Energy Group, Inc.*	40	1,051
REX American Resources Corp.*	6	452
Ring Energy, Inc.*	50	108
SM Energy Co.	135	1,239
Southwestern Energy Co.*	810	1,272
Talos Energy, Inc.*	30	658
Valero Energy Corp.	678	57,162
Whiting Petroleum Corp.*	130	590
Williams Cos., Inc. (The)	2,004	41,463
World Fuel Services Corp.	90	3,521
WPX Energy, Inc.*	600	7,170
		1,598,354

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description		Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products 0.0%
Boise Cascade Co.		70	$2,534
Clearwater Paper Corp.*		10	282
Domtar Corp.		90	3,134
Louisiana-Pacific Corp.		190	5,829
Mercer International, Inc. (Germany)		60	661
Neenah, Inc.		40	2,664
P.H. Glatfelter Co.		20	334
Schweitzer-Mauduit International, Inc.		60	2,102
			17,540
Personal Products	0.2%
Coty, Inc. (Class A Stock)		420	4,309
Edgewell Personal Care Co.*		80	2,066
Estee Lauder Cos., Inc. (The) (Class A Stock)		374	72,990
Inter Parfums, Inc.		30	2,073
Medifast, Inc.		18	1,739
Nu Skin Enterprises, Inc. (Class A Stock)		97	3,161
USANA Health Sciences, Inc.*		20	1,234
			87,572
Pharmaceuticals	4.0%
Akorn, Inc.*		88	135
Allergan PLC		546	101,905
Amphastar Pharmaceuticals, Inc.*		20	378
ANI Pharmaceuticals, Inc.*		10	620
Bristol-Myers Squibb Co.		3,886	244,624
Catalent, Inc.*		235	14,358
Corcept Therapeutics, Inc.*		150	1,901
Eli Lilly & Co.		1,398	195,217
Endo International PLC*		260	1,474
Innoviva, Inc.*		70	966
Johnson & Johnson		4,367	650,115
Lannett Co., Inc.*		20	163
Merck & Co., Inc.		4,221	360,642
Mylan NV*		826	17,693
Nektar Therapeutics*		260	5,171
Pacira BioSciences, Inc.*		60	2,593
Perrigo Co. PLC		240	13,690
Pfizer, Inc.		9,178	341,789
Phibro Animal Health Corp. (Class A Stock)		20	474

See Notes to Financial Statements.

PGIM Day One Underlying Funds 123

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont'd.)
Prestige Consumer Healthcare, Inc.*	80	$3,245
Supernus Pharmaceuticals, Inc.*	70	1,601
Zoetis, Inc.	793	106,429
		2,065,183
Professional Services 0.4%
ASGN, Inc.*	90	6,092
Equifax, Inc.	208	31,179
Exponent, Inc.	80	5,822
Forrester Research, Inc.	16	662
FTI Consulting, Inc.*	60	7,204
Heidrick & Struggles International, Inc.	20	568
IHS Markit Ltd.*	670	52,836
Insperity, Inc.	70	6,116
Kelly Services, Inc. (Class A Stock)	20	355
Korn Ferry	100	4,098
ManpowerGroup, Inc.	103	9,423
Nielsen Holdings PLC	570	11,628
Resources Connection, Inc.	30	457
Robert Half International, Inc.	200	11,634
TrueBlue, Inc.*	25	548
Verisk Analytics, Inc.	277	45,004
		193,626
Real Estate Management & Development	0.1%
CBRE Group, Inc. (Class A Stock)*	570	34,798
Jones Lang LaSalle, Inc.	85	14,435
Marcus & Millichap, Inc.*	30	1,062
RE/MAX Holdings, Inc. (Class A Stock)	20	766
Realogy Holdings Corp.	160	1,694
St. Joe Co. (The)*	50	1,051
		53,806
Road & Rail 0.9%
ArcBest Corp.	33	736
Avis Budget Group, Inc.*	90	2,952
CSX Corp.	1,297	99,013
Heartland Express, Inc.	40	748
J.B. Hunt Transport Services, Inc.	140	15,110

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont'd.)
Kansas City Southern	170	$28,677
Knight-Swift Transportation Holdings, Inc.	185	6,860
Landstar System, Inc.	70	7,753
Marten Transport Ltd.	33	685
Norfolk Southern Corp.	440	91,612
Old Dominion Freight Line, Inc.	110	21,585
Ryder System, Inc.	80	3,818
Saia, Inc.*	40	3,484
Union Pacific Corp.	1,155	207,230
Werner Enterprises, Inc.	53	1,954
		492,217
Semiconductors & Semiconductor Equipment	3.9%
Advanced Energy Industries, Inc.*	66	4,616
Advanced Micro Devices, Inc.*	1,860	87,420
Analog Devices, Inc.	618	67,825
Applied Materials, Inc.	1,526	88,493
Axcelis Technologies, Inc.*	30	725
Broadcom, Inc.	659	201,100
Brooks Automation, Inc.	130	4,950
Cabot Microelectronics Corp.	52	7,567
CEVA, Inc.*	16	438
Cirrus Logic, Inc.*	100	7,681
Cohu, Inc.	55	1,230
Cree, Inc.*	163	7,578
Cypress Semiconductor Corp.	570	13,298
Diodes, Inc.*	80	4,131
DSP Group, Inc.*	40	578
First Solar, Inc.*	130	6,445
FormFactor, Inc.*	75	1,898
Ichor Holdings Ltd.*	30	1,002
Intel Corp.	7,221	461,639
KLA Corp.	267	44,253
Kulicke & Soffa Industries, Inc. (Singapore)	70	1,812
Lam Research Corp.	243	72,465
Maxim Integrated Products, Inc.	440	26,453
MaxLinear, Inc.*	80	1,559
Microchip Technology, Inc.	393	38,310
Micron Technology, Inc.*	1,828	97,049
MKS Instruments, Inc.	95	9,958
Monolithic Power Systems, Inc.	75	12,838

See Notes to Financial Statements.

PGIM Day One Underlying Funds 125

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont'd.)
NVIDIA Corp.	1,017	$240,449
Onto Innovation, Inc.*	84	3,187
PDF Solutions, Inc.*	30	473
Photronics, Inc.*	60	767
Power Integrations, Inc.	63	6,153
Qorvo, Inc.*	204	21,595
QUALCOMM, Inc.	1,902	162,260
Rambus, Inc.*	150	2,380
Semtech Corp.*	110	5,301
Silicon Laboratories, Inc.*	70	6,882
Skyworks Solutions, Inc.	280	31,682
SMART Global Holdings, Inc.*	20	603
SolarEdge Technologies, Inc.*	80	7,829
Synaptics, Inc.*	70	4,668
Teradyne, Inc.	274	18,081
Texas Instruments, Inc.	1,561	188,335
Ultra Clean Holdings, Inc.*	35	805
Universal Display Corp.	70	12,332
Veeco Instruments, Inc.*	25	319
Xilinx, Inc.	414	34,975
Xperi Corp.	50	804
		2,023,191
Software 6.9%
8x8, Inc.*	140	2,607
ACI Worldwide, Inc.*	170	5,857
Adobe, Inc.*	806	283,019
Agilysys, Inc.*	40	1,300
Alarm.com Holdings, Inc.*	50	2,197
ANSYS, Inc.*	147	40,327
Autodesk, Inc.*	372	73,228
Blackbaud, Inc.	82	6,423
Bottomline Technologies DE, Inc.*	60	3,216
Cadence Design Systems, Inc.*	460	33,171
CDK Global, Inc.	200	10,736
Ceridian HCM Holding, Inc.*	180	13,192
Citrix Systems, Inc.	210	25,456
CommVault Systems, Inc.*	68	3,061
Ebix, Inc.	28	964
Fair Isaac Corp.*	48	19,314
Fortinet, Inc.*	250	28,840

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Software (cont'd.)
Intuit, Inc.	434	$121,685
j2 Global, Inc.	81	7,765
LivePerson, Inc.*	100	4,101
LogMeIn, Inc.	87	7,479
Manhattan Associates, Inc.*	120	10,255
Microsoft Corp.	12,658	2,154,771
MicroStrategy, Inc. (Class A Stock)*	16	2,432
NortonLifeLock, Inc.	910	25,862
OneSpan, Inc.*	30	499
Oracle Corp.	3,600	188,820
Paycom Software, Inc.*	85	27,044
Progress Software Corp.	78	3,520
PTC, Inc.*	170	14,130
Qualys, Inc.*	58	4,973
salesforce.com, Inc.*	1,475	268,907
ServiceNow, Inc.*	315	106,542
SPS Commerce, Inc.*	56	3,182
Synopsys, Inc.*	250	36,878
Teradata Corp.*	170	4,138
TiVo Corp.	100	728
Tyler Technologies, Inc.*	72	23,305
		3,569,924
Specialty Retail 2.1%
Aaron's, Inc.	120	7,123
Abercrombie & Fitch Co. (Class A Stock)	100	1,636
Advance Auto Parts, Inc.	118	15,546
American Eagle Outfitters, Inc.	240	3,456
Asbury Automotive Group, Inc.*	38	3,665
AutoNation, Inc.*	109	4,626
AutoZone, Inc.*	40	42,318
Barnes & Noble Education, Inc.*	40	138
Bed Bath & Beyond, Inc.	190	2,707
Best Buy Co., Inc.	386	32,690
Boot Barn Holdings, Inc.*	40	1,679
Buckle, Inc. (The)	20	488
Caleres, Inc.	53	930
CarMax, Inc.*	285	27,656
Cato Corp. (The) (Class A Stock)	20	321
Chico's FAS, Inc.	110	428
Children's Place, Inc. (The)	24	1,432

See Notes to Financial Statements.

PGIM Day One Underlying Funds 127

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont'd.)
Conn's, Inc.*	30	$263
Designer Brands, Inc. (Class A Stock)	90	1,282
Dick's Sporting Goods, Inc.	110	4,865
Express, Inc.*	30	120
Five Below, Inc.*	90	10,190
Foot Locker, Inc.	180	6,835
GameStop Corp. (Class A Stock)	30	115
Gap, Inc. (The)	320	5,571
Genesco, Inc.*	30	1,180
Group 1 Automotive, Inc.	36	3,628
Guess?, Inc.	40	852
Haverty Furniture Cos., Inc.	20	403
Hibbett Sports, Inc.*	10	248
Home Depot, Inc. (The)	1,815	414,001
L Brands, Inc.	350	8,106
Lithia Motors, Inc. (Class A Stock)	40	5,426
Lowe's Cos., Inc.	1,274	148,090
Lumber Liquidators Holdings, Inc.*	30	228
MarineMax, Inc.*	26	518
Michaels Cos., Inc. (The)*	110	542
Monro, Inc.	53	3,323
Murphy USA, Inc.*	54	5,517
Office Depot, Inc.	690	1,532
O'Reilly Automotive, Inc.*	130	52,793
Rent-A-Center, Inc.	90	2,622
RH*	30	6,262
Ross Stores, Inc.	598	67,090
Sally Beauty Holdings, Inc.*	172	2,640
Shoe Carnival, Inc.	20	717
Signet Jewelers Ltd.	80	1,945
Sleep Number Corp.*	40	2,064
Sonic Automotive, Inc. (Class A Stock)	20	633
Tailored Brands, Inc.	60	239
Tiffany & Co.	192	25,732
TJX Cos., Inc. (The)	2,000	118,080
Tractor Supply Co.	200	18,590
Ulta Beauty, Inc.*	102	27,327
Urban Outfitters, Inc.*	100	2,560
Williams-Sonoma, Inc.	140	9,811
Zumiez, Inc.*	20	623
		1,109,402

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals	4.5%
3D Systems Corp.*	140	$1,525
Apple, Inc.	6,930	2,144,904
Diebold Nixdorf, Inc.*	60	691
Hewlett Packard Enterprise Co.	2,114	29,448
HP, Inc.	2,450	52,234
NCR Corp.*	184	6,204
NetApp, Inc.	390	20,826
Seagate Technology PLC	390	22,226
Western Digital Corp.	502	32,881
Xerox Holdings Corp.	297	10,564
		2,321,503
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	230	6,891
Carter's, Inc.	70	7,425
Columbia Sportswear Co.	50	4,696
Crocs, Inc.*	110	4,170
Deckers Outdoor Corp.*	51	9,736
Fossil Group, Inc.*	40	269
G-III Apparel Group Ltd.*	60	1,633
Hanesbrands, Inc.	543	7,472
Kontoor Brands, Inc.	71	2,708
Movado Group, Inc.	20	344
NIKE, Inc. (Class B Stock)	2,068	199,148
Oxford Industries, Inc.	30	2,082
PVH Corp.	118	10,286
Ralph Lauren Corp.	90	10,215
Skechers U.S.A., Inc. (Class A Stock)*	220	8,226
Steven Madden Ltd.	120	4,627
Tapestry, Inc.	448	11,545
Under Armour, Inc. (Class A Stock)*	270	5,449
Under Armour, Inc. (Class C Stock)*	280	5,029
Unifi, Inc.*	20	430
Vera Bradley, Inc.*	30	287
VF Corp.	543	45,053
Wolverine World Wide, Inc.	130	4,104
		351,825
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	64	1,803

See Notes to Financial Statements.

PGIM Day One Underlying Funds 129

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont'd.)
Flagstar Bancorp, Inc.	40	$1,410
HomeStreet, Inc.*	30	963
LendingTree, Inc.*	14	4,357
Meta Financial Group, Inc.	42	1,563
New York Community Bancorp, Inc.	700	7,742
NMI Holdings, Inc. (Class A Stock)*	115	3,671
Northfield Bancorp, Inc.	30	477
Northwest Bancshares, Inc.	140	2,201
Provident Financial Services, Inc.	70	1,597
TrustCo Bank Corp.	50	396
Walker & Dunlop, Inc.	52	3,451
Washington Federal, Inc.	110	3,740
		33,371
Tobacco 0.7%
Altria Group, Inc.	3,086	146,677
Philip Morris International, Inc.	2,578	213,201
Universal Corp.	38	2,020
Vector Group Ltd.	178	2,339
		364,237
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	60	3,874
DXP Enterprises, Inc.*	20	693
Fastenal Co.	920	32,090
Foundation Building Materials, Inc.*	30	535
GATX Corp.	60	4,568
GMS, Inc.*	60	1,603
Kaman Corp.	46	2,839
MSC Industrial Direct Co., Inc. (Class A Stock)	70	4,765
NOW, Inc.*	150	1,502
United Rentals, Inc.*	126	17,097
Veritiv Corp.*	6	84
W.W. Grainger, Inc.	73	22,095
Watsco, Inc.	55	9,566
		101,311
Water Utilities 0.1%
American States Water Co.	70	6,199

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont'd.)
American Water Works Co., Inc.	298	$40,588
Aqua America, Inc.	360	18,698
California Water Service Group	80	4,205
		69,690
Wireless Telecommunication Services	0.1%
Shenandoah Telecommunications Co.	70	2,824
Spok Holdings, Inc.	30	319
Telephone & Data Systems, Inc.	120	2,721
T-Mobile US, Inc.*	520	41,179
		47,043
TOTAL COMMON STOCKS
(cost $37,872,254)		48,519,377
EXCHANGE-TRADED FUNDS 3.1%
iShares Core S&P 500 ETF	4,095	1,323,668
iShares Core S&P Mid-Cap ETF	250	50,115
iShares Core S&P Small-Cap ETF	445	35,814
SPDR S&P 500 ETF Trust	600	193,038
TOTAL EXCHANGE-TRADED FUNDS
(cost $1,498,881)		1,602,635
	Units
RIGHTS* 0.0%
Chemicals
A. Schulman, Inc., CVR^
(cost $17)	33	—
TOTAL LONG-TERM INVESTMENTS
(cost $39,371,152)		50,122,012

See Notes to Financial Statements.

PGIM Day One Underlying Funds 131

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description		Shares	Value
SHORT-TERM INVESTMENTS	3.7%
AFFILIATED MUTUAL FUNDS	3.4%
PGIM Core Ultra Short Bond Fund(w)		1,754,206	$1,754,206
PGIM Institutional Money Market Fund
(cost $2,124; includes $2,120 of cash collateral for securities on loan)(b)(w)		2,123	2,124
TOTAL AFFILIATED MUTUAL FUNDS
(cost $1,756,330)			1,756,330
		Interest	Maturity	Principal
		Rate	Date	Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) 0.3%
U.S. Treasury Bills
(cost $149,701)	1.531%		03/19/20	150	149,717
TOTAL SHORT-TERM INVESTMENTS
(cost $1,906,031)					1,906,047
TOTAL INVESTMENTS 100.4%
(cost $41,277,183)					52,028,059
Liabilities in excess of other assets(z)	(0.4)%				(229,550)
NET ASSETS 100.0%					$51,798,509

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

* Non-income producing security.

# Principal amount is shown in U.S. dollars unless otherwise stated.

^Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.

(a)All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,016; cash collateral of $2,120 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b) Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(g) An affiliated security.

(k) Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n) Rate shown reflects yield to maturity at purchased date.

(w) PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Futures contracts outstanding at January 31, 2020:

				Value /
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)
Long Positions:
1	Russell 2000 E-Mini Index	Mar. 2020	$80,735	$(2,352)
7	S&P 500 E-Mini Index	Mar. 2020	1,128,400	9,004
1	S&P Mid Cap 400 E-Mini Index	Mar. 2020	200,700	(4,277)
				$ 2,375

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$149,717
Fair Value Measurements:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense. . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 1,194,797	$—	$—
Air Freight & Logistics. . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	234,342	—	—
Airlines . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	173,803	—	—
Auto Components . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	107,789	—	—
Automobiles. . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	143,988	—	—
Banks . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,618,370	—	—
Beverages . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	845,699	—	—
Biotechnology . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	875,323	—	—
Building Products. . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	184,396	—	—

See Notes to Financial Statements.

PGIM Day One Underlying Funds 133

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Capital Markets . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 1,329,370	$—	$—
Chemicals . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	889,212	—	—
Commercial Services & Supplies . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	279,715	—	—
Communications Equipment . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	463,757	—	—
Construction & Engineering. . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	74,256	—	—
Construction Materials . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67,075	—	—
Consumer Finance . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	321,410	—	—
Containers & Packaging. . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	183,308	—	—
Distributors . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	54,759	—	—
Diversified Consumer Services . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45,491	—	—
Diversified Financial Services . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	738,558	—	—
Diversified Telecommunication Services . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	897,930	—	—
Electric Utilities . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,032,973	—	—
Electrical Equipment . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	258,928	—	—
Electronic Equipment, Instruments & Components . . . . . . . . . . . . . . . . . . . . . . . . . .	401,087	—	—
Energy Equipment & Services . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	185,925	—	—
Entertainment . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	844,280	—	—
Equity Real Estate Investment Trusts (REITs) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,685,879	—	—
Food & Staples Retailing . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	682,655	—	—
Food Products . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	571,618	—	—
Gas Utilities . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	78,880	—	—
Health Care Equipment & Supplies . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,741,441	—	—
Health Care Providers & Services . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,314,305	—	—
Health Care Technology. . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53,002	—	—
Hotels, Restaurants & Leisure. . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	983,633	—	—
Household Durables. . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	248,245	—	—
Household Products . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	779,877	—	—
Independent Power & Renewable Electricity Producers. . . . . . . . . . . . . . . . . . . . . . .	36,744	—	—
Industrial Conglomerates. . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	620,245	—	—
Insurance . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,224,624	—	—
Interactive Media & Services . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,286,623	—	—
Internet & Direct Marketing Retail . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,607,312	—	—
IT Services . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,600,213	—	—
Leisure Products . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51,537	—	—
Life Sciences Tools & Services. . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	523,410	—	—
Machinery. . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	876,228	—	—
Marine . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,729	—	—
Media . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	649,900	—	—
Metals & Mining . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	172,742	—	—
Mortgage Real Estate Investment Trusts (REITs) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,028	—	—
Multiline Retail . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	226,445	—	—
Multi-Utilities . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	526,726	—	—
Oil, Gas & Consumable Fuels . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,598,354	—	—

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Paper & Forest Products . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$17,540	$—	$—
Personal Products . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	87,572	—	—
Pharmaceuticals . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,065,183	—	—
Professional Services . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	193,626	—	—
Real Estate Management & Development . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53,806	—	—
Road & Rail . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	492,217	—	—
Semiconductors & Semiconductor Equipment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,023,191	—	—
Software . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,569,924	—	—
Specialty Retail. . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,109,402	—	—
Technology Hardware, Storage & Peripherals . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,321,503	—	—
Textiles, Apparel & Luxury Goods . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	351,825	—	—
Thrifts & Mortgage Finance .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,371	—	—
Tobacco . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	364,237	—	—
Trading Companies & Distributors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	101,311	—	—
Water Utilities . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	69,690	—	—
Wireless Telecommunication Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47,043	—	—
Exchange-Traded Funds. . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,602,635	—	—
Rights
Chemicals . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	—
Affiliated Mutual Funds . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,756,330	—	—
U.S. Treasury Obligation . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	149,717	—

Total	$51,878,342	$149,717	$—
Other Financial Instruments*

Assets
Futures Contracts . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$9,004	$—	$—
Liabilities

Futures Contracts . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(6,629)	$—	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Software	6.9%	Technology Hardware, Storage & Peripherals	4.5%
Banks	5.1	Interactive Media & Services	4.4
IT Services	5.0	Pharmaceuticals	4.0
		See Notes to Financial Statements.
		PGIM Day One Underlying Funds	135

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Industry Classification (continued):

Semiconductors & Semiconductor Equipment	3.9%
Affiliated Mutual Funds (0.0% represents
investments purchased with collateral from
securities on loan)	3.4
Health Care Equipment & Supplies	3.4
Equity Real Estate Investment Trusts (REITs)	3.3
Internet & Direct Marketing Retail	3.1
Exchange-Traded Funds	3.1
Oil, Gas & Consumable Fuels	3.1
Capital Markets	2.6
Health Care Providers & Services	2.5
Insurance	2.4
Aerospace & Defense	2.3
Specialty Retail	2.1
Electric Utilities	2.0
Hotels, Restaurants & Leisure	1.9
Diversified Telecommunication Services	1.7
Chemicals	1.7
Machinery	1.7
Biotechnology	1.7
Beverages	1.6
Entertainment	1.6
Household Products	1.5
Diversified Financial Services	1.4
Food & Staples Retailing	1.3
Media	1.3
Industrial Conglomerates	1.2
Food Products	1.1
Multi-Utilities	1.0
Life Sciences Tools & Services	1.0
Road & Rail	0.9
Communications Equipment	0.9
Electronic Equipment, Instruments & Components	0.8
Tobacco	0.7
Textiles, Apparel & Luxury Goods	0.7
Consumer Finance	0.6
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Household Durables	0.5%
Air Freight & Logistics	0.5
Multiline Retail	0.4
Professional Services	0.4
Energy Equipment & Services	0.4
Building Products	0.4
Containers & Packaging	0.4
Airlines	0.3
Metals & Mining	0.3
U.S. Treasury Obligation	0.3
Automobiles	0.3
Auto Components	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Gas Utilities	0.1
Construction & Engineering	0.1
Water Utilities	0.1
Construction Materials	0.1
Distributors	0.1
Real Estate Management & Development	0.1
Health Care Technology	0.1
Leisure Products	0.1
Wireless Telecommunication Services	0.1
Diversified Consumer Services	0.1
Independent Power & Renewable Electricity
Producers	0.1
Thrifts & Mortgage Finance	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.0*
Paper & Forest Products	0.0*
Marine	0.0*
100.4
Liabilities in excess of other assets	(0.4)

100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

derivative instruments and their risks. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as	Statement of		Statement of
hedging instruments, carried at fair	Assets and	Fair	Assets and	Fair
value	Liabilities Location	Value	Liabilities Location	Value
	Due from/to		Due from/to
	broker-variation margin		broker-variation margin
Equity contracts	futures	$9,004*	futures	$6,629*

*Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging
instruments, carried at fair value	Futures
Equity contracts	$172,831

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value

Equity contracts

For the six months ended January 31, 2020, the Fund's average volume of derivative activities is as follows:

Futures

Contracts—

Long

Positions(1)

$1,706,663

Futures

$(34,009)

(1) Notional Amount in USD.

See Notes to Financial Statements.

PGIM Day One Underlying Funds 137

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(1)	Amount
Securities on Loan. .. . . . . . . . . . . . . . . . .	$2,016	$(2,016)	$—

(1) Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements. 138

PGIM QMA US Broad Market Index Fund

Statement of Assets & Liabilities	(unaudited)
as of January 31, 2020
Assets
Investments at value, including securities on loan of $2,016:
Unaffiliated investments (cost $39,451,878)	$50,210,719
Affiliated investments (cost $1,825,305)	1,817,340
Receivable for Fund shares sold	292,981
Dividends and interest receivable	33,343
Due from Manager	4,151
Prepaid expenses	537
Total Assets	52,359,071
Liabilities

Payable for investments purchased

Accrued expenses and other liabilities

Due to broker—variation margin futures

Payable for Fund shares reacquired

Payable to broker for collateral for securities on loan

Affiliated transfer agent fee payable

Total Liabilities

Net Assets

Net assets were comprised of:

Shares of beneficial interest, at par

Paid-in capital in excess of par

Total distributable earnings (loss)

Net assets, January 31, 2020

Class R6

Net asset value, offering price and redemption price per share,

($51,798,509 ÷ 3,566,149 shares of beneficial interest issued and outstanding)

467,752

46,864

28,855

14,885

2,120

86

560,562

$51,798,509

$3,566

40,954,461

10,840,482

$51,798,509

$14.53

See Notes to Financial Statements.

PGIM Day One Underlying Funds 139

PGIM QMA US Broad Market Index Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)

Income

Unaffiliated dividend income (net of $11 foreign withholding tax) Affiliated dividend income

Interest income

Affiliated income from securities lending, net

Total income

Expenses Management fee

Custodian and accounting fees Audit fee

Shareholders' reports Legal fees and expenses Trustees' fees

Commitment fee on syndicated credit agreement Insurance expense

SEC registration fees

Transfer agent's fees and expenses (including affiliated expense of $242) Registration fees

Miscellaneous

Total expenses

Less: Fee waiver and/or expense reimbursement

Net expenses

Net investment income (loss)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:

Investment transactions

Futures transactions

Net change in unrealized appreciation (depreciation) on: Investments (including affiliated of $(6,684)) Futures

Net gain (loss) on investment transactions

Net Increase (Decrease) In Net Assets Resulting From Operations

$458,499

18,713

1,412

82

478,706

43,848

33,899

12,319

9,955

8,610

5,489

896

463

402

312

31

5,751

121,975

(73,255)

48,720

429,986

115,934

172,831

288,765

3,411,952

(34,009)

3,377,943

3,666,708

$4,096,694

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2020	July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$429,986	$724,657
Net realized gain (loss) on investment transactions	288,765	(137,799)
Net change in unrealized appreciation (depreciation) on investments	3,377,943	2,247,372

Net increase (decrease) in net assets resulting from operations	4,096,694	2,834,230
Dividends and Distributions
Distributions from distributable earnings
Class R6	(851,368)	(830,039)
Fund share transactions
Net proceeds from shares sold	7,345,141	16,428,009
Net asset value of shares issued in reinvestment of dividends and
distributions	851,368	830,039
Cost of shares reacquired	(4,776,869)	(11,148,657)

Net increase (decrease) in net assets from Fund share transactions	3,419,640	6,109,391

Total increase (decrease)	6,664,966	8,113,582
Net Assets:
Beginning of period	45,133,543	37,019,961

End of period	$51,798,509	$45,133,543

See Notes to Financial Statements.

PGIM Day One Underlying Funds 141

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Prudential Investment Portfolios 2 ("PIP2") is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund (the "Commodity Strategies Fund"), which is a non-diversified fund for purposes of the 1940 Act. These financial statements (consolidated financial statements for Commodity Strategies Fund) relate only to the PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, Commodity Strategies Fund, PGIM QMA Mid-Cap Core Equity Fund and PGIM QMA US Broad Market Index Fund (each, a "Fund" and collectively, the "Funds").

The Commodity Strategies Fund wholly owns and controls the PGIM QMA Commodity Strategies Subsidiary, Ltd. (the "Cayman Subsidiary"), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. PIP2's Board of Trustees has oversight responsibility for the investment activities of the Commodity Strategies Fund, including its investment in the Cayman Subsidiary, and the Commodity Strategies Fund's role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Strategies Fund. The consolidated financial statements of the Commodity Strategies Fund include the financial results of its wholly-owned subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Commodity Strategies Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Commodity Strategies Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Commodity Strategies Fund and the Cayman Subsidiary have been eliminated in consolidation. The Commodity Strategies Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Commodity Strategies Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Commodity Strategies Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategies Fund. The portion of the Commodity Strategies

Fund's or Cayman Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposures could be substantial.

To the extent of the Commodity Strategies Fund's investment through the Cayman Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Cayman Subsidiary invests. By investing in the Cayman Subsidiary, the Commodity Strategies Fund is indirectly exposed to the risks associated with the Cayman Subsidiary's investments. The derivatives and other investments held by the Cayman Subsidiary are generally similar to those that are permitted to be held by the Commodity Strategies Fund's commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Commodity Strategies Fund.

The Commodity Strategies Fund's disclosures and operations are subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of January 31, 2020, the Cayman Subsidiary had net assets of $2,566,576, representing 11.2% of the Commodity Strategies Fund's net assets.

The Funds of PIP2 have the following investment objective(s) and Subadviser(s):

Fund	Objective(s)
PGIM Jennison Small-Cap Core Equity	Outperform the Russell 2000 Index.
Fund
PGIM Core Conservative Bond Fund	Outperform the Bloomberg Barclays
U.S. Aggregate Bond Index over full
market cycles.
PGIM TIPS Fund	Outperform the Bloomberg Barclays
US Treasury Inflation-Protected Index.
PGIM QMA Commodity Strategies Fund	Generate returns over time in excess of
the Bloomberg Commodity Index.
PGIM QMA Mid-Cap Core Equity Fund	Outperform the S&P Mid-Cap 400
Index.
PGIM QMA US Broad Market Index Fund	Seek to provide investment results
that approximate the performance of
the S&P Composite 1500 Index.

Subadviser(s)

Jennison Associates, LLC ("Jennison")(a wholly-owned subsidiary of PGIM, Inc)

PGIM Fixed Income, which is a business unit of PGIM, Inc. (a wholly-owned subsidiary of PGIM, Inc.) PGIM Fixed Income, which is a business unit of PGIM, Inc. (a wholly-owned subsidiary of PGIM, Inc.) QMA LLC ("QMA")(a wholly-owned subsidiary of PGIM, Inc.)

QMA (a wholly-owned subsidiary of PGIM, Inc.)

QMA (a wholly-owned subsidiary of PGIM, Inc.)

1. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements (consolidated financial statements for Commodity Strategies).

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Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange ("NYSE") is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2's Board of Trustees (the "Board") has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC ("PGIM Investments" or the "Manager"). Pursuant to the Board's delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee's actions is subject to the Board's review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds' foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds' investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the "fair value hierarchy" in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures (Consolidated Schedule of Investments for Commodity Strategies).

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Funds is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors' valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer's financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved Liquidity Risk Management Program ("LRMP") that requires, among other

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things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law ("restricted securities"). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Funds' LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than "illiquid" under the LRMP (i.e. "moderately liquid" or "less liquid" investments). However, the liquidity of the Funds' investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Commodity Strategies Fund gains exposure to commodity markets through direct investment of the Commodity Strategies Fund's assets or through the Cayman Subsidiary. The Commodity Strategies Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Commodity Strategies Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Commodity Strategies Fund may invest directly in commodity-linked structured notes (CLNs). The Commodity Strategies Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Commodity Strategies Fund's investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When

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the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as net realized gain (loss) on futures transactions.

The Funds invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Commodity Strategies Fund invested in financial futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges' clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: PIP2, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds' exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities (Consolidated Statement of Assets and Liabilities for Commodity Strategies).

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Funds assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Funds forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day's market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): Certain Funds invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is each Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: PGIM Core Conservative Bond Fund and PGIM TIPS Fund declare daily dividends from net investment income and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Commodity Strategies Fund, PGIM QMA Mid-Cap Core Equity Fund and PGIM QMA US Broad Market Index Fund expect to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements (consolidated financial statements for Commodity Strategies) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP2, on behalf of the Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser's performance of such services. At January 31, 2020, PGIM Investments has engaged the firms referenced in Note 1 as Subadvisers for their respective Funds. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Funds. PGIM Investments administers the corporate affairs of the Funds and, in connection therewith, furnishes the Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Funds' custodian and the Funds' transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Funds. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Funds, including, but not limited to, the custodian, transfer agent, and accounting agent.

The management fee payable to the Manager is accrued daily and payable monthly at an annual rate of the Funds' average daily net assets specified below and PGIM Investments, in turn, pays each subadviser a fee for its services.

			Fee Waivers and/or
		Effective	Expense Limitations
Fund	Management Fee	Management Fee	through November 30, 2020

PGIM Jennison Small-Cap
Core Equity Fund	0.75%	0.18%	contractually limit expenses to 0.95%
PGIM Core Conservative Bond
Fund	0.27	0.08	contractually limit expenses to 0.50%
PGIM TIPS Fund	0.23	0.03	contractually limit expenses to 0.40%
PGIM QMA Commodity
Strategies Fund	0.46	0.15	contractually limit expenses to 0.80%*
PGIM QMA Mid-Cap Core
Equity Fund	0.50	0.03	contractually limit expenses to 0.85%
PGIM QMA US Broad Market
Index Fund	0.18	—#	contractually limit expenses to 0.20%

#The management fee amount waived and/or expense reimbursement exceeds the management fee for the current period due to expense limitations described above.

*The Manager has contractually agreed to waive any management fees it receives for the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.

PIP2, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor of the Class R6 shares of the Fund.

PGIM Investments, PGIM, Inc., Jennison and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ("Prudential").

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3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ("PMFS"), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds' transfer agent. Transfer agent's fees and expenses in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the "Core Fund"), and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the "Money Market Fund"). Through the Fund's investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as "Affiliated dividend income" and "Income from securities lending, net", respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission ("SEC"), the Funds' Chief Compliance Officer ("CCO") prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO's written representation that all such 17a-7 transactions were effected in accordance with the Funds' Rule 17a-7 procedures. For the reporting period ended January 31, 2020, no 17a-7 transactions were entered into by the Funds.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2020, were as follows:

	Cost of	Proceeds
Fund	Purchases	from Sales

PGIM Jennison Small-Cap Core Equity Fund	$ 4,553,350	$ 3,360,707
PGIM Core Conservative Bond Fund	23,525,944	19,512,078
PGIM TIPS Fund	—	—
PGIM QMA Commodity Strategies Fund	—	—

	Cost of	Proceeds
Fund	Purchases	from Sales

PGIM QMA Mid-Cap Core Equity Fund	$ 9,790,175	$ 7,675,585
PGIM QMA US Broad Market Index Fund	5,770,568	3,145,118

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2020, is presented as follows:

PGIM Jennison Small-Cap Core Equity Fund:

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income

PGIM Core Ultra Short Bond Fund*
$615,758	$2,760,703	$2,558,003	$—	$ —	$818,458	818,458	$7,910
PGIM Institutional Money Market Fund*
154,484	2,283,617	2,127,771	31	(22)	310,339	310,277	377**

$770,242	$5,044,320	$4,685,774	$ 31	$(22)	$1,128,797		$8,287

PGIM Core Conservative Bond Fund:

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income

PGIM Core Ultra Short Bond Fund*
$1,058,262	$10,456,143	$ 9,968,297	$—	$—	$1,546,108	1,546,108	$15,895
PGIM Institutional Money Market Fund*
—	102,332	102,332	—	—	—	—	—

$1,058,262	$10,558,475	$10,070,629	$—	$—	$1,546,108		$15,895

PGIM TIPS Fund:

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income

PGIM Core Ultra Short Bond Fund*
$263,675	$7,703,625	$7,514,141	$—	$—	$453,159	453,159	$1,841

PGIM QMA Mid-Cap Core Equity Fund:

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income

PGIM Core Ultra Short Bond Fund*
$53,552	$2,703,025	$2,536,146	$—	$—	$220,431	220,431	$930

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PGIM QMA Mid-Cap Core Equity Fund (cont'd.):

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income

PGIM Institutional Money Market Fund*
$—	$81,841	$81,836	$—	$ (5)	$—	—	$ —

$53,552	$2,784,866	$2,617,982	$—	$ (5)	$220,431		$930

PGIM QMA US Broad Market Index Fund:

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income

PGIM Core Ultra Short Bond Fund*
$1,696,386	$6,931,921	$6,874,101	$—	$—	$1,754,206	1,754,206	$17,413
PGIM Institutional Money Market Fund*
—	5,100	2,976	—	—	2,124	2,123	82**
Prudential Financial, Inc.
65,852	1,842	—	(6,684)	—	61,010	670	1,300

$1,762,238	$6,938,863	$6,877,077	$(6,684)	$—	$1,817,340		$18,795

*The Fund did not have any capital gain distributions during the reporting period.

** Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Funds' investments and the total net unrealized appreciation (depreciation) as of January 31, 2020 were as follows:

		Gross	Gross	Net
				Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Basis	Appreciation	Depreciation	(Depreciation)
PGIM Jennison
Small-Cap Core
Equity Fund	$16,823,210	$ 3,808,348	$ (878,661)	$ 2,929,687
PGIM Core
Conservative Bond
Fund	50,819,539	2,342,003	(10,593)	2,331,410
PGIM TIPS Fund	40,227,622	1,775,730	—	1,775,730
PGIM QMA
Commodity
Strategies Fund	23,968,335	1,206	(2,498,993)	(2,497,787)
PGIM QMA Mid-Cap
Core Equity Fund	17,124,916	1,822,140	(658,788)	1,163,352

		Gross	Gross	Net
Unrealized
Fund	Tax Basis	Unrealized	Unrealized	Appreciation
		Appreciation	Depreciation	(Depreciation)
PGIM QMA US Broad
Market Index Fund	$41,448,798	$12,406,879	$(1,825,243)	$10,581,636

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had a capital loss carryforward as of January 31, 2020 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss
Carryforward
PGIM Core Conservative Bond Fund	$384,928
PGIM TIPS Fund	262,528

The PGIM Jennison Small-Cap Core Equity Fund elected to treat late year ordinary losses of approximately $49,000 and post-October capital losses of approximately $180,000 as having been incurred the following fiscal year (July 31, 2020). The PGIM QMA Mid-Cap Core Equity Fund elected to treat post-October capital losses of approximately $466,000 as having been incurred in the following fiscal year (July 31, 2020).

The Manager has analyzed the Funds' tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds' financial statements (consolidated financial statements for Commodity Strategies) for the current reporting period. The Funds' federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Funds offer Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PIP2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of January 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

		Percentage of
Fund	Number of Shares	Outstanding Shares
PGIM Jennison Small-Cap Core Equity Fund–Class R6	1,592,519	100%

PGIM Day One Underlying Funds 155

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

		Percentage of
Fund	Number of Shares	Outstanding Shares
PGIM Core Conservative Bond Fund–Class R6	5,005,371	100%
PGIM TIPS Fund–Class R6	4,052,913	100
PGIM QMA Commodity Strategies Fund–Class R6	2,540,816	100
PGIM QMA Mid-Cap Core Equity Fund–Class R6	1,644,075	100
PGIM QMA US Broad Market Index Fund–Class R6	3,566,149	100

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

	Affiliated		Unaffiliated
		Percentage		Percentage
	Number of	of		of
		Outstanding	Number of	Outstanding
Fund	Shareholders	Shares	Shareholders	Shares
PGIM Jennison Small-Cap Core Equity Fund	3	79%	—	—%
PGIM Core Conservative Bond Fund	4	83	—	—
PGIM TIPS Fund	6	94	—	—
PGIM QMA Commodity Strategies Fund	6	87	—	—
PGIM QMA Mid-Cap Core Equity Fund	9	96	—	—
PGIM QMA US Broad Market Index Fund	7	88	—	—
Transactions in shares of beneficial interest were as follows:
PGIM Jennison Small-Cap Core Equity Fund:
Class R6			Shares	Amount

Six months ended January 31, 2020:
Shares sold			164,817	$ 1,969,065
Shares reacquired			(42,555)	(504,058)
Net increase (decrease) in shares outstanding			122,262	$ 1,465,007
Year ended July 31, 2019:

Shares sold			252,340	$ 2,868,025
Shares issued in reinvestment of dividends and distributions			88,681	909,864
Shares reacquired			(109,630)	(1,265,404)
Net increase (decrease) in shares outstanding			231,391	$ 2,512,485

PGIM Core Conservative Bond Fund:

Class R6	Shares	Amount

Six months ended January 31, 2020:
Shares sold	555,764	$5,707,188
Shares issued in reinvestment of dividends and distributions	61,898	637,629
Shares reacquired	(245,370)	(2,522,028)

Net increase (decrease) in shares outstanding	372,292	$3,822,789
Year ended July 31, 2019:

Shares sold	1,118,649	$10,866,757
Shares issued in reinvestment of dividends and distributions	122,720	1,203,448
Shares reacquired	(601,254)	(5,859,806)

Net increase (decrease) in shares outstanding	640,115	$6,210,399

PGIM TIPS Fund:

Class R6	Shares	Amount

Six months ended January 31, 2020:
Shares sold	1,029,302	$10,275,847
Shares issued in reinvestment of dividends and distributions	30,229	301,392
Shares reacquired	(649,189)	(6,484,948)

Net increase (decrease) in shares outstanding	410,342	$4,092,291
Year ended July 31, 2019:

Shares sold	2,079,245	$19,881,418
Shares issued in reinvestment of dividends and distributions	84,998	827,771
Shares reacquired	(986,534)	(9,455,747)

Net increase (decrease) in shares outstanding	1,177,709	$11,253,442

PGIM QMA Commodity Strategies Fund:

Class R6	Shares	Amount

Six months ended January 31, 2020:
Shares sold	416,920	$ 3,903,053
Shares issued in reinvestment of dividends and distributions	24,298	233,752
Shares reacquired	(137,513)	(1,307,178)

Net increase (decrease) in shares outstanding	303,705	$ 2,829,627
Year ended July 31, 2019:

Shares sold	693,151	$ 6,829,897
Shares issued in reinvestment of dividends and distributions	56,420	530,351
Shares reacquired	(276,668)	(2,712,985)

Net increase (decrease) in shares outstanding	472,903	$ 4,647,263

PGIM Day One Underlying Funds 157

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

PGIM QMA Mid-Cap Core Equity Fund:

Class R6	Shares	Amount

Six months ended January 31, 2020:
Shares sold	311,943	$ 3,449,270
Shares issued in reinvestment of dividends and distributions	15,032	170,308
Shares reacquired	(100,333)	(1,102,794)

Net increase (decrease) in shares outstanding	226,642	$ 2,516,784
Year ended July 31, 2019:

Shares sold	562,114	$ 5,930,832
Shares issued in reinvestment of dividends and distributions	77,700	771,564
Shares reacquired	(231,077)	(2,480,643)

Net increase (decrease) in shares outstanding	408,737	$ 4,221,753

PGIM QMA US Broad Market Index Fund:

Class R6	Shares	Amount

Six months ended January 31, 2020:
Shares sold	525,643	$7,345,141
Shares issued in reinvestment of dividends and distributions	59,620	851,368
Shares reacquired	(337,520)	(4,776,869)

Net increase (decrease) in shares outstanding	247,743	$3,419,640
Year ended July 31, 2019:

Shares sold	1,293,913	$16,428,009
Shares issued in reinvestment of dividends and distributions	69,285	830,039
Shares reacquired	(895,043)	(11,148,657)

Net increase (decrease) in shares outstanding	468,155	$6,109,391

7. Borrowings

PIP2, on behalf of the Funds, along with other affiliated registered investment companies (the "Funds"), is a party to a Syndicated Credit Agreement ("SCA") with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 900 million	$ 900 million
Annualized Commitment Fee on the	0.15%	0.15%
Unused Portion of the SCA

	1.20% plus the higher of (1)	1.25% plus the higher of (1)
Annualized Interest Rate on	the effective federal funds	the effective federal funds
	rate, (2) the one-month	rate, (2) the one-month
Borrowings
	LIBOR rate or (3) zero	LIBOR rate or (3) zero

	percent	percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Funds utilized the SCA during the reporting period ended January 31, 2020. The average balance outstanding is for the number of days the Funds utilized the credit facility.

	Average	Weighted	Number	Maximum	Balance
	Balance	Average	of Days	Balance	Outstanding at
Fund	Outstanding	Interest Rates	Outstanding	Outstanding	January 31, 2020

PGIM TIPS Fund	$598,000	3.36%	4	$906,000	$—
PGIM QMA Mid-Cap
Core Equity Fund	102,000	3.49	4	102,000	—

8. Risks of Investing in the Funds

The Funds' risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Funds' holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer's goods and services. Certain types of fixed-income obligations also may be subject to "call and redemption risk," which is the risk that the issuer may call a bond held by the Funds for redemption before it matures and the Funds may not be able to reinvest at the same level and therefore would earn less income.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in Fund's Prospectus, is not subject to all the investor protections of the 1940 Act. The IRS has proposed regulations that if finalized in current form would require the Subsidiary to distribute its income on an annual basis in order for such income to be considered qualifying Regulated Investment Company ("RIC") income for tax purposes. Changes in the laws of the Cayman Islands, under which the Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Funds will depend on the subadviser's ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and

PGIM Day One Underlying Funds 159

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

therefore may magnify or otherwise increase investment losses to the Funds. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Funds' derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Funds.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Funds invest could go down. The Funds' holdings can vary significantly from broad market indexes and the performance of the Funds can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Funds' investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Funds may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Funds' investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Funds may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Funds' holdings may fall sharply. This is referred to as "extension risk". The Funds may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board's policies. The Funds' investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Funds are difficult to purchase or sell. Liquidity risk includes the risk that the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Funds are forced to sell these investments to pay redemption proceeds or for other reasons, the Funds may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Funds may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Funds' value or prevent the Funds from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Funds' securities may decline. Securities fluctuate in price based on changes in an issuer's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of an investment in the Funds will decline. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called "subprime" mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Fund.

PGIM Day One Underlying Funds 161

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Risks of Investing in Treasury Inflation Protected Securities (TIPS): The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the Funds purchase TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, they may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Funds hold TIPS, the Funds may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Funds' policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

10. Subsequent Event

Subsequent to January 31, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

PGIM Jennison Small-Cap Core Equity Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months
	Ended	Year Ended July 31,		November 15, 2016(a)
	January 31,			through July 31,
	2020	2019	2018	2017

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$11.82	$13.04	$11.27	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.01	-(c)	0.02
Net realized and unrealized gain (loss) on investment
transactions	0.32	(0.53)	1.97	1.27
Total from investment operations	0.34	(0.52)	1.97	1.29
Less Dividends and Distributions:
Dividends from net investment income	-	(0.04)	-(c)	(0.02)
Tax return of capital distributions	-	(0.01)	-	-
Distributions from net realized gains	-	(0.65)	(0.20)	-
Total dividends and distributions	-	(0.70)	(0.20)	(0.02)
Net asset value, end of period	$12.16	$11.82	$13.04	$11.27
Total Return(d):	2.96%	(3.26)%	17.75%	12.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,369	$17,371	$16,158	$12,584
Average net assets (000)	$17,825	$16,167	$14,370	$10,943
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.95%(f)	0.95%	0.95%	1.02%(f)
Expenses before waivers and/or expense reimbursement	1.52%(f)	1.64%	1.68%	2.04%(f)
Net investment income (loss)	0.28%(f)	0.07%	-%(g)	0.22%(f)
Portfolio turnover rate(h)	20%	36%	39%	28%

(a)Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c)Less than $0.005 per share.

(d)Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)Does not include expenses of the underlying funds in which the Fund invests.

(f)Annualized.

(g) Less than 0.005%.

(h)The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds 163

PGIM Core Conservative Bond Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months
	Ended	Year Ended July 31,		November 15, 2016(a)
	January 31,			through July 31,
	2020	2019	2018	2017

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$10.12	$9.66	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.25	0.21	0.12
Net realized and unrealized gain (loss) on investment
transactions	0.29	0.49	(0.34)	0.05
Total from investment operations	0.41	0.74	(0.13)	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.28)	(0.24)	(0.14)
Net asset value, end of period	$10.40	$10.12	$9.66	$10.03
Total Return(c):	4.11%	7.74%	(1.31)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,039	$46,905	$38,592	$31,357
Average net assets (000)	$48,699	$42,668	$34,737	$25,827
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50%(e)	0.50%	0.50%	0.53%(e)
Expenses before waivers and/or expense reimbursement	0.69%(e)	0.77%	0.78%	0.95%(e)
Net investment income (loss)	2.25%(e)	2.55%	2.11%	1.72%(e)
Portfolio turnover rate(f)(g)	75%	107%	171%	348%

(a)Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c)Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)Does not include expenses of the underlying funds in which the Fund invests.

(e)Annualized.

(f)The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM TIPS Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months
	Ended	Year Ended July 31,		November 15, 2016(a)
	January 31,			through July 31,
	2020	2019	2018	2017

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$9.87	$9.61	$9.86	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.21	0.28	0.13
Net realized and unrealized gain (loss) on investment
and foreign currency transactions	0.33	0.30	(0.19)	(0.09)
Total from investment operations	0.38	0.51	0.09	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.08)	(0.25)	(0.34)	(0.18)
Net asset value, end of period	$10.17	$9.87	$9.61	$9.86
Total Return(c):	3.86%	5.38%	0.87%	0.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,232	$35,938	$23,693	$16,011
Average net assets (000)	$37,920	$30,412	$19,916	$6,479
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.40%(e)	0.40%	0.40%	0.55%(e)
Expenses before waivers and/or expense reimbursement	0.60%(e)	0.72%	0.94%	2.41%(e)
Net investment income (loss)	1.02%(e)	2.17%	2.83%	1.79%(e)
Portfolio turnover rate(f)	21%	40%	54%	41%

(a)Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c)Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)Does not include expenses of the underlying funds in which the Fund invests.

(e)Annualized.

(f)The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds 165

PGIM QMA Commodity Strategies Fund

Consolidated Financial Highlights (unaudited)

Class R6 Shares
	Six Months
	Ended	Year Ended July 31,		November 15, 2016(a)
	January 31,			through July 31,
	2020	2019	2018	2017

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$9.44	$10.31	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.14	0.04	(0.05)
Net realized and unrealized gain (loss) on investment
transactions	(0.40)	(0.74)	0.27	0.20
Total from investment operations	(0.35)	(0.60)	0.31	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.10)	(0.27)	(0.15)	-
Net asset value, end of period	$8.99	$9.44	$10.31	$10.15
Total Return(c):	(3.78)%	(5.69)%	3.09%	1.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,839	$21,123	$18,187	$13,811
Average net assets (000)	$21,953	$19,634	$16,136	$10,738
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80%(e)	0.80%	0.92%	1.30%(e)
Expenses before waivers and/or expense reimbursement	1.12%(e)	1.10%	1.88%	2.64%(e)
Net investment income (loss)	0.98%(e)	1.42%	0.41%	(0.67)%(e)
Portfolio turnover rate(f)	0%	0%	0%	0%

(a)Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c)Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)Does not include expenses of the underlying funds in which the Fund invests.

(e)Annualized.

(f)The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months
	Ended	Year Ended July 31,		November 17, 2016(a)
	January 31,			through July 31,
	2020	2019	2018	2017

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$10.84	$12.08	$11.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.11	0.09	0.05
Net realized and unrealized gain (loss) on investment
transactions	0.32	(0.67)	1.16	1.12
Total from investment operations	0.38	(0.56)	1.25	1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.12)	(0.09)	(0.07)	(0.01)
Distributions from net realized gains	-	(0.59)	(0.26)	-
Total dividends and distributions	(0.12)	(0.68)	(0.33)	(0.01)
Net asset value, end of period	$11.10	$10.84	$12.08	$11.16
Total Return(c):	3.44%	(4.08)%	11.36%	11.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,252	$15,360	$12,182	$8,426
Average net assets (000)	$16,477	$13,541	$10,251	$5,794
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85%(e)	0.85%	0.85%	0.97%(e)
Expenses before waivers and/or expense reimbursement	1.32%(e)	1.54%	1.80%	2.91%(e)
Net investment income (loss)	1.12%(e)	1.03%	0.78%	0.62%(e)
Portfolio turnover rate(f)	47%	120%	113%	64%

(a)Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c)Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)Does not include expenses of the underlying funds in which the Fund invests.

(e)Annualized.

(f)The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds 167

PGIM QMA US Broad Market Index Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months
	Ended	Year Ended July 31,		November 17, 2016(a)
	January 31,			through July 31,
	2020	2019	2018	2017

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$13.60	$12.99	$11.36	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.23	0.20	0.12
Net realized and unrealized gain (loss) on investment
transactions	1.06	0.64	1.61	1.26
Total from investment operations	1.18	0.87	1.81	1.38
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.19)	(0.14)	(0.02)
Distributions from net realized gains	(0.02)	(0.07)	(0.04)	-
Total dividends and distributions	(0.25)	(0.26)	(0.18)	(0.02)
Net asset value, end of period	$14.53	$13.60	$12.99	$11.36
Total Return(c):	8.69%	6.95%	16.05%	13.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,799	$45,134	$37,020	$22,374
Average net assets (000)	$48,456	$40,825	$29,409	$12,357
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.20%(e)	0.20%	0.20%	0.26%(e)
Expenses before waivers and/or expense reimbursement	0.50%(e)	0.59%	0.65%	1.86%(e)
Net investment income (loss)	1.77%(e)	1.78%	1.64%	1.63%(e)
Portfolio turnover rate(f)	7%	15%	15%	5%

(a)Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c)Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)Does not include expenses of the underlying funds in which the Fund invests.

(e)Annualized.

(f)The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

See Notes to Financial Statements.

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the Funds’ website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectus contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Day One Underlying Funds c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. Each Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Funds’ full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

	NASDAQ	CUSIP		NASDAQ	CUSIP
PGIM JENNISON SMALL-CAP CORE EQUITY FUND	PQJCX	74440E805	PGIM QMA COMMODITY STRATEGIES FUND	PQCMX	74440E862
PGIM CORE CONSERVATIVE BOND FUND	PQCNX	74440E888	PGIM QMA MID-CAP CORE EQUITY FUND	PQCCX	74440E508
PGIM TIPS FUND	PQTSX	74440E870	PGIM QMA US BROAD MARKET INDEX FUND	PQBMX	74440E409

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)	Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 18, 2020